First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 81.6%

Belgium - 0.8%
Groupe Bruxelles Lambert NV	5,962,634	564,199,578

Brazil - 1.2%
Ambev SA, ADR	166,791,911	463,681,512
Itausa SA (Preference)	170,694,647	443,055,224
		906,736,736
Canada - 5.5%
Agnico Eagle Mines Ltd.	1,999,447	380,080,682
Barrick Mining Corp.	12,224,678	559,768,006
Franco-Nevada Corp.	2,427,224	568,173,450
Imperial Oil Ltd.	9,520,675	961,891,279
Nutrien Ltd.	6,438,891	443,575,201
Power Corp. of Canada	10,763,570	542,822,569
Wheaton Precious Metals Corp.	5,393,994	711,305,989
		4,167,617,176
China - 2.2%
Alibaba Group Holding Ltd.	31,743,592	675,300,058
Prosus NV	16,586,087	953,721,110
		1,629,021,168
France - 2.7%
Danone SA	6,223,910	487,705,272
Dassault Systemes SE	9,203,665	253,145,166
Legrand SA	1,813,338	289,513,932
LVMH Moet Hennessy Louis Vuitton SE	1,249,732	806,582,838
Pluxee NV	1,724,952	22,852,220
Sodexo SA	2,131,829	108,918,593
Wendel SE	867,489	83,806,660
		2,052,524,681
Germany - 1.7%
Brenntag SE	1,126,149	68,514,608
Henkel AG & Co. KGaA (Preference)	3,516,726	308,951,458
Merck KGaA	6,071,389	904,593,089
		1,282,059,155
Hong Kong - 2.3%
AIA Group Ltd.	41,248,000	475,898,080
CK Asset Holdings Ltd.	54,929,000	321,781,723
Guoco Group Ltd.	12,748,580	116,628,022
Hongkong Land Holdings Ltd.	31,759,300	269,473,785
Jardine Matheson Holdings Ltd.	7,051,271	513,881,949
		1,697,663,559
Japan - 6.1%
Chofu Seisakusho Co. Ltd.	1,502,500	19,446,586
FANUC Corp.	14,481,600	581,502,822
Hirose Electric Co. Ltd.	1,585,215	171,142,600
Hoshizaki Corp.	6,107,800	201,344,278
Keyence Corp.	1,127,700	413,708,598
Mitsubishi Electric Corp.	14,287,800	446,663,914
MS&AD Insurance Group Holdings, Inc.	23,189,560	590,813,964
Secom Co. Ltd.	12,674,260	464,303,773
Shimano, Inc. (a)	4,397,890	501,304,821
SMC Corp.	1,831,956	712,212,060
Sompo Holdings, Inc.	11,283,000	389,088,920
T Hasegawa Co. Ltd. (a)	3,002,800	55,240,452
USS Co. Ltd.	2,597,200	28,697,339
		4,575,470,127
Mexico - 2.5%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	696,821,321
Fresnillo plc	2,702,832	133,105,183
Grupo Mexico SAB de CV, Series B	35,426,045	393,363,701
Industrias Penoles SAB de CV *	2,360,180	136,781,317
Wal-Mart de Mexico SAB de CV	169,461,372	537,784,830
		1,897,856,352
Netherlands - 0.8%
Heineken Holding NV	3,269,505	243,019,532
Heineken NV	2,302,887	190,102,548
Magnum Ice Cream Co. NV (The) *	9,612,651	170,846,972
		603,969,052
Norway - 0.3%
Orkla ASA	16,166,787	192,358,317

South Korea - 4.0%
Hyundai Mobis Co. Ltd.	978,407	305,710,047
KT&G Corp.	5,242,098	560,482,758
NAVER Corp.	1,857,627	353,100,942
Samsung Electronics Co. Ltd.	3,649,591	403,187,760
Samsung Electronics Co. Ltd. (Preference)	12,016,075	973,314,976
Samsung Life Insurance Co. Ltd.	2,942,770	383,165,068
		2,978,961,551
Sweden - 1.0%
Investor AB, Class A	4,208,497	161,070,490
Investor AB, Class B	11,255,824	434,020,915
Svenska Handelsbanken AB, Class A	10,429,006	164,413,923
		759,505,328
Switzerland - 3.0%
Cie Financiere Richemont SA (Registered)	4,111,323	798,047,713
Nestle SA (Registered)	7,965,535	760,123,542
Schindler Holding AG	1,583,092	610,824,276
Schindler Holding AG (Registered)	211,870	77,921,841
		2,246,917,372
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,038,849	673,961,925

Thailand - 0.3%
Bangkok Bank PCL, NVDR	40,367,500	202,503,797

United Kingdom - 7.3%
BAE Systems plc	8,296,749	225,231,382
Berkeley Group Holdings plc (a)	6,528,960	368,878,672
British American Tobacco plc	20,248,964	1,223,312,844
Derwent London plc, REIT	4,966,240	131,539,055

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Diageo plc	9,616,920	221,288,188
Haleon plc	107,935,852	564,494,097
Lloyds Banking Group plc	332,182,803	496,016,877
Reckitt Benckiser Group plc	9,113,308	759,684,279
Rentokil Initial plc	8,051,145	49,971,978
Shell plc	17,526,038	675,232,298
Unilever plc	11,461,692	780,267,734
		5,495,917,404
United States - 39.0%
Alphabet, Inc., Class A	1,007,452	340,518,776
Alphabet, Inc., Class C	5,094,822	1,724,750,092
American Express Co.	1,190,268	419,176,682
Analog Devices, Inc.	1,391,521	432,596,048
Bank of New York Mellon Corp. (The)	6,979,377	836,966,890
Becton Dickinson & Co.	8,058,756	1,639,795,671
Berkshire Hathaway, Inc., Class A *	434	313,565,000
Bio-Rad Laboratories, Inc., Class A *	1,878,739	551,785,644
BXP, Inc., REIT	2,473,129	159,937,252
Carlisle Cos., Inc.	469,534	160,059,445
CH Robinson Worldwide, Inc.	5,754,018	1,121,745,809
Charter Communications, Inc., Class A *	2,556,040	526,850,965
Colgate-Palmolive Co.	5,342,322	482,358,253
Comcast Corp., Class A	24,979,449	743,138,608
Cummins, Inc.	541,374	313,358,099
Deere & Co.	381,724	201,550,272
Dentsply Sirona, Inc. (a)	10,435,979	130,136,658
Dollar General Corp.	3,185,579	456,907,596
Douglas Emmett, Inc., REIT (a)	9,162,021	96,750,942
Elevance Health, Inc.	2,844,869	983,585,008
Equity Residential, REIT	6,189,955	385,757,996
Expeditors International of Washington, Inc.	4,576,022	734,634,572
Extra Space Storage, Inc., REIT	1,856,525	256,144,754
Exxon Mobil Corp.	5,306,628	750,357,199
Ferguson Enterprises, Inc.	444,071	112,110,165
Fidelity National Financial, Inc.	4,562,202	248,138,167
Fiserv, Inc. *	3,825,065	243,771,392
HCA Healthcare, Inc.	2,480,957	1,211,376,874
International Flavors & Fragrances, Inc.	6,474,034	451,952,314
IPG Photonics Corp. *(a)	3,319,802	306,782,903
JG Boswell Co.	2,485	1,181,617
Medtronic plc	6,658,084	685,516,329
Meta Platforms, Inc., Class A	2,286,474	1,638,258,621
Microsoft Corp.	391,945	168,650,014
Mills Music Trust (a)	31,592	774,004
Newmont Corp.	4,820,074	541,535,314
Noble Corp. plc (a)	9,907,985	352,922,426
NOV, Inc. (a)	26,339,997	483,338,945
Omnicom Group, Inc.	4,515,387	347,865,414
ONEOK, Inc.	8,222,844	651,167,016
Oracle Corp.	5,975,801	983,497,329
Philip Morris International, Inc.	4,267,398	765,741,897
PPG Industries, Inc.	4,627,995	535,135,062
Ross Stores, Inc.	342,668	64,644,318
Salesforce, Inc.	3,560,266	755,808,869
SLB Ltd.	20,475,698	990,614,269
Texas Instruments, Inc.	2,442,932	526,573,993
Universal Health Services, Inc., Class B	3,108,317	625,579,879
US Bancorp	5,965,007	334,696,543
Versant Media Group, Inc. *	999,177	32,553,187
Walt Disney Co. (The)	2,500,477	282,053,806
Weyerhaeuser Co., REIT	27,534,258	709,833,171
Willis Towers Watson plc	2,511,169	797,220,822
Workday, Inc., Class A *	3,939,007	691,807,799
		29,303,530,690
Total Common Stocks (Cost $36,929,341,645)		61,230,773,968

Investments	Ounces	Value ($)
Commodities - 11.0%

Gold bullion*
(Cost $1,586,703,671)	1,710,015	8,268,487,067

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.0%(b)

United States - 0.0%(b)
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡ (Cost $5,287,288)	5,467,000	5,337,137

Short-Term Investments - 7.1%

Commercial Paper - 6.7%
AES Corp. (The)
3.93%, 02/02/2026 (c)(d)	31,518,000	31,507,605
BASF SE
3.77%, 03/30/2026 (c)(d)	64,000,000	63,606,701
3.77%, 03/31/2026 (c)(d)	75,000,000	74,531,250
Caisse des Depots et Consignations
3.69%, 04/10/2026 (c)(d)	130,000,000	129,065,144
Cisco Systems, Inc.
3.90%, 02/13/2026 (c)(d)	80,000,000	79,886,536
3.68%, 04/27/2026 (c)(d)	100,000,000	99,118,760
3.69%, 05/04/2026 (c)(d)	86,667,000	85,842,901
3.69%, 05/05/2026 (c)(d)	86,667,000	85,834,330
3.64%, 05/13/2026 (c)(d)	13,750,000	13,607,030
Engie SA
4.00%, 02/09/2026 (c)(d)	100,000,000	99,894,020
3.71%, 03/02/2026 (c)(d)	66,666,000	66,453,002
3.86%, 03/25/2026 (c)(d)	100,000,000	99,443,200
3.73%, 03/30/2026 (c)(d)	83,333,000	82,826,269
3.74%, 04/06/2026 (c)(d)	100,000,000	99,320,380

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Erste Abwicklungsanstalt
3.95%, 02/11/2026 (c)(d)	100,000,000	99,877,710
Export Development Corp.
3.79%, 02/04/2026 (c)	100,000,000	99,949,480
3.75%, 02/17/2026 (c)	25,000,000	24,955,435
General Motors Financial Co., Inc.
3.75%, 02/02/2026 (c)(d)	82,985,000	82,958,868
Global Payments, Inc.
4.00%, 02/02/2026 (c)	58,186,000	58,166,578
Hydro-Quebec
3.74%, 04/15/2026 (c)(d)	91,667,000	90,966,609
3.74%, 04/16/2026 (c)(d)	91,667,000	90,957,433
Johnson & Johnson
3.64%, 05/07/2026 (c)(d)	2,000,000	1,980,630
3.62%, 05/13/2026 (c)(d)	100,000,000	98,974,150
Kreditanstalt fuer Wiederaufbau
3.87%, 02/11/2026 (c)(d)	100,000,000	99,880,120
3.62%, 03/06/2026 (c)(d)	60,000,000	59,789,418
3.81%, 03/18/2026 (c)(d)	61,000,000	60,712,501
3.68%, 04/01/2026 (c)(d)	107,000,000	106,345,310
NRW Bank
3.86%, 02/06/2026 (c)(d)	100,000,000	99,929,220
3.84%, 02/10/2026 (c)(d)	75,000,000	74,916,427
3.84%, 02/12/2026 (c)(d)	75,000,000	74,901,135
3.65%, 02/26/2026 (c)(d)	50,000,000	49,862,195
3.76%, 03/13/2026 (c)(d)	100,000,000	99,571,600
3.68%, 04/13/2026 (c)(d)	75,000,000	74,445,353
3.67%, 04/16/2026 (c)(d)	40,000,000	39,692,284
3.69%, 04/17/2026 (c)(d)	109,000,000	108,150,672
3.69%, 04/28/2026 (c)(d)	38,500,000	38,158,189
Oracle Corp.
4.02%, 03/02/2026 (c)(d)	100,000,000	99,655,810
4.06%, 03/11/2026 (c)(d)	100,000,000	99,548,890
4.03%, 03/16/2026 (c)(d)	75,000,000	74,616,097
4.03%, 03/17/2026 (c)(d)	75,000,000	74,607,660
4.08%, 04/07/2026 (c)(d)	100,000,000	99,239,150
4.08%, 04/08/2026 (c)(d)	100,000,000	99,227,570
4.18%, 04/24/2026 (c)(d)	86,667,000	85,836,271
4.18%, 05/04/2026 (c)(d)	70,000,000	69,248,235
Philip Morris International, Inc.
3.71%, 02/03/2026 (c)(d)	50,000,000	49,979,550
3.71%, 02/10/2026 (c)(d)	37,500,000	37,457,681
3.71%, 02/19/2026 (c)(d)	50,000,000	49,897,380
3.71%, 02/24/2026 (c)(d)	70,000,000	69,820,737
3.73%, 03/04/2026 (c)(d)	50,000,000	49,831,105
Province of Quebec Canada
3.87%, 02/13/2026 (c)(d)	47,000,000	46,933,321
3.77%, 02/18/2026 (c)(d)	100,000,000	99,807,280
3.70%, 02/20/2026 (c)(d)	91,667,000	91,471,621
PSP Capital, Inc.
3.68%, 04/08/2026 (c)(d)	49,000,000	48,660,445
3.70%, 04/20/2026 (c)(d)	74,000,000	73,397,033
3.68%, 04/28/2026 (c)(d)	65,000,000	64,417,619
Saudi Arabian Oil Co.
3.93%, 02/05/2026 (c)	125,000,000	124,922,763
3.93%, 02/06/2026 (c)	30,000,000	29,978,358
3.93%, 02/09/2026 (c)	45,000,000	44,953,641
3.77%, 04/08/2026 (c)	37,500,000	37,236,971
3.83%, 04/09/2026 (c)	86,000,000	85,388,058
3.80%, 04/14/2026 (c)	78,000,000	77,405,430
3.74%, 05/08/2026 (c)	90,000,000	89,096,355
3.74%, 05/11/2026 (c)	90,000,000	89,069,328
Siemens Capital Co. LLC
3.65%, 02/12/2026 (c)(d)	50,000,000	49,934,685
3.64%, 02/17/2026 (c)(d)	75,000,000	74,864,242
Walt Disney Co. (The)
3.71%, 03/03/2026 (c)(d)	50,000,000	49,837,690
3.71%, 03/10/2026 (c)(d)	50,000,000	49,801,805
3.71%, 03/11/2026 (c)(d)	50,000,000	49,796,665
3.72%, 03/24/2026 (c)(d)	37,500,000	37,297,515
Total Commercial Paper (Cost $5,020,274,779)		5,019,315,406
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills
3.76%, 02/05/2026 (c)	60,000,000	59,982,040
3.77%, 03/19/2026 (c)	40,000,000	39,818,633
3.68%, 04/30/2026 (c)	50,000,000	49,567,397
3.75%, 05/14/2026 (c)	40,000,000	39,600,208
3.54%, 06/18/2026 (c)(e)	40,000,000	39,465,067
Total U.S. Treasury Obligations (Cost $228,398,134)		228,433,345

Investments	Shares	Value ($)
Investment Companies - 0.1%
JPMorgan US Government Money Market Fund 3.65% (f) (Cost $107,450,206)	107,450,206	107,450,206
Total Short-Term Investments (Cost $5,356,123,119)		5,355,198,957

Total Investments - 99.7% (Cost $43,877,455,723)		74,859,797,129
Other assets less liabilities - 0.3%		231,877,968
Net Assets - 100.0%		75,091,675,097

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown was the current yield as of January 31, 2026.
(d)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $4,258,193,009, which represents approximately 5.67% of net assets of the Fund.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	Represents 7-day effective yield as of January 31, 2026.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	16,497,720,000	USD	104,116,042	JPMorgan Chase Bank	02/04/2026	$2,494,946
USD	112,366,888	JPY	16,497,720,000	JPMorgan Chase Bank	02/04/2026	5,755,900
JPY	14,776,821,000	USD	93,501,104	UBS AG	03/04/2026	2,202,558
USD	98,188,315	JPY	14,776,821,000	UBS AG	03/04/2026	2,484,653
JPY	17,619,312,000	USD	111,835,700	Bank of New York Mellon	04/01/2026	2,560,572
JPY	20,552,420,000	USD	130,849,627	Goldman Sachs	05/07/2026	3,035,332
USD	351,975,489	EUR	292,155,000	JPMorgan Chase Bank	06/03/2026	3,737,831
USD	84,703,074	GBP	61,532,000	JPMorgan Chase Bank	06/03/2026	518,930
Total unrealized appreciation						22,790,722
EUR	287,348,000	USD	344,290,316	JPMorgan Chase Bank	02/04/2026	(3,666,437)
GBP	53,952,000	USD	74,280,990	JPMorgan Chase Bank	02/04/2026	(455,894)
USD	339,577,809	EUR	287,348,000	JPMorgan Chase Bank	02/04/2026	(1,046,070)
USD	72,446,309	GBP	53,952,000	JPMorgan Chase Bank	02/04/2026	(1,378,787)
USD	367,955,438	EUR	314,419,000	UBS AG	03/04/2026	(5,217,701)
USD	216,921,023	EUR	186,583,000	Bank of New York Mellon	04/01/2026	(4,865,469)
USD	113,714,798	JPY	17,619,312,000	Bank of New York Mellon	04/01/2026	(681,474)
USD	428,477,882	EUR	362,389,000	Goldman Sachs	05/07/2026	(2,954,195)
USD	82,995,605	GBP	61,590,000	Goldman Sachs	05/07/2026	(1,269,832)
USD	132,942,337	JPY	20,552,420,000	Goldman Sachs	05/07/2026	(942,621)
Total unrealized depreciation						(22,478,480)
Net unrealized appreciation						$312,242

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.3%
Air Freight & Logistics	2.5
Automobile Components	0.4
Banks	2.3
Beverages	2.4
Broadline Retail	2.2
Building Products	0.2
Capital Markets	1.1
Chemicals	2.0
Commercial Services & Supplies	0.7
Commodities	11.0
Consumer Finance	0.6
Consumer Staples Distribution & Retail	1.3
Diversified Telecommunication Services	1.0
Electrical Equipment	1.0
Electronic Equipment,Instruments & Components	1.2
Energy Equipment & Services	2.4
Entertainment	0.4
Financial Services	2.4
Food Products	2.2
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	0.1
Household Durables	0.5
Household Products	2.0
Industrial Conglomerates	0.9
Insurance	4.5
Interactive Media & Services	5.5
Leisure Products	0.7
Life Sciences Tools & Services	0.7
Machinery	3.6
Media	1.2
Metals & Mining	4.5
Office REITs	0.5
Oil, Gas & Consumable Fuels	4.1
Personal Care Products	1.0
Pharmaceuticals	1.9
Real Estate Management & Development	0.8
Residential REITs	0.5
Semiconductors & Semiconductor Equipment	2.2
Software	3.7
Specialized REITs	1.3
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	1.8
Textiles, Apparel & Luxury Goods	2.2
Tobacco	3.4
Trading Companies & Distributors	0.3
Short-Term Investments	7.1
Total Investments	99.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2026	Shares at January 31, 2026	Dividend Income
Common Stocks 4.6%
Japan 0.8%
Chofu Seisakusho Co. Ltd.^	$26,654,002	$—	$(7,701,981)	$(3,413,547)	$3,908,112	$19,446,586	1,502,500	$222,153
Shimano, Inc.	460,748,849	—	—	—	40,555,972	501,304,821	4,397,890	4,298,562
T Hasegawa Co. Ltd.	52,610,563	—	—	—	2,629,889	55,240,452	3,002,800	—
	540,013,414	—	(7,701,981)	(3,413,547)	47,093,973	575,991,859	8,903,190	4,520,715

United Kingdom 0.5%
Berkeley Group Holdings plc	345,869,867	—	—	—	23,008,805	368,878,672	6,528,960	—

United States 3.3%
CH Robinson Worldwide, Inc.^	1,165,095,270	—	(299,144,650)	155,461,116	100,334,073	1,121,745,809	5,754,018	4,542,318
Dentsply Sirona, Inc.	131,597,695	—	—	—	(1,461,037)	130,136,658	10,435,979	1,669,757
Douglas Emmett, Inc., REIT	118,556,552	—	—	—	(21,805,610)	96,750,942	9,162,021	1,740,784
IPG Photonics Corp.*	282,581,546	—	—	—	24,201,357	306,782,903	3,319,802	—
Mills Music Trust	758,208	—	—	—	15,796	774,004	31,592	74,263
Noble Corp. plc	268,309,482	25,908,804	—	—	58,704,140	352,922,426	9,907,985	4,570,860
NOV, Inc.	412,527,030	—	(34,448,113)	(59,108,289)	164,368,317	483,338,945	26,339,997	2,119,146
	2,379,425,783	25,908,804	(333,592,763)	96,352,827	324,357,036	2,492,451,687	64,951,394	14,717,128

Total Common Stocks	3,265,309,064	25,908,804	(341,294,744)	92,939,280	394,459,814	3,437,322,218	80,383,544	19,237,843
Total	$3,265,309,064	$25,908,804	$(341,294,744)	$92,939,280	$394,459,814	$3,437,322,218	80,383,544	$19,237,843

*	Non-income producing security.
^	Represents an unaffiliated issuer as of January 31, 2026.

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 84.3%

Belgium - 1.6%
Groupe Bruxelles Lambert NV	2,647,836	250,544,970
Legris Industries SA *‡(a)(b)(c)	905,366	16,054,707
		266,599,677
Brazil - 2.0%
Ambev SA, ADR	71,992,235	200,138,413
Itausa SA (Preference)	53,091,184	137,803,539
		337,941,952
Canada - 9.2%
Agnico Eagle Mines Ltd.	441,349	83,897,312
Barrick Mining Corp.	3,083,408	141,189,252
CAE, Inc. *	762,974	24,452,822
Franco-Nevada Corp.	569,583	133,330,067
Imperial Oil Ltd.	5,522,146	557,912,551
North West Co., Inc. (The)	386,850	13,810,288
Nutrien Ltd.	3,011,174	207,439,777
Power Corp. of Canada	4,200,347	211,829,639
Wheaton Precious Metals Corp.	1,272,045	167,744,574
		1,541,606,282
Chile - 0.8%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	137,789,031

China - 3.3%
Alibaba Group Holding Ltd.	11,353,228	241,523,881
Prosus NV	5,458,874	313,892,202
		555,416,083
Faroe Islands - 0.3%
Bakkafrost P/F	1,113,537	53,791,613

Finland - 0.4%
Kesko OYJ, Class B	2,642,196	66,830,096

France - 4.8%
Danone SA	2,404,340	188,403,960
Dassault Systemes SE	2,944,031	80,975,048
Laurent-Perrier (c)	558,938	59,893,359
Legrand SA	738,408	117,892,750
LVMH Moet Hennessy Louis Vuitton SE	425,006	274,300,847
Pluxee NV	648,564	8,592,197
Sodexo SA	641,855	32,793,410
Wendel SE	439,181	42,428,541
		805,280,112
Germany - 3.4%
Brenntag SE	557,632	33,926,184
FUCHS SE (Preference)	2,212,932	95,658,186
Henkel AG & Co. KGaA (Preference)	1,433,672	125,950,971
Merck KGaA	2,061,073	307,084,983
		562,620,324
Hong Kong - 4.6%
AIA Group Ltd.	13,725,400	158,356,563
CK Asset Holdings Ltd.	25,349,500	148,500,897
Guoco Group Ltd.	7,806,340	71,414,855
Hongkong Land Holdings Ltd.	15,344,600	130,197,059
Jardine Matheson Holdings Ltd.	3,666,800	267,228,749
		775,698,123
Indonesia - 0.3%
Astra International Tbk. PT	149,362,500	56,633,980

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Japan - 13.4%
As One Corp.	3,456,760	51,923,932
Chofu Seisakusho Co. Ltd.	818,000	10,587,226
Daiichikosho Co. Ltd.	638,832	6,907,446
FANUC Corp.	5,864,000	235,466,561
Hirose Electric Co. Ltd.	845,630	91,295,702
Hoshizaki Corp.	3,460,800	114,085,641
Kansai Paint Co. Ltd. (c)	11,635,930	185,702,249
Keyence Corp.	357,900	131,299,377
Mitsubishi Electric Corp.	6,637,200	207,491,547
MS&AD Insurance Group Holdings, Inc.	7,767,100	197,886,943
Nagaileben Co. Ltd. (c)	1,687,224	19,492,623
Nihon Kohden Corp.	6,792,300	75,301,912
Secom Co. Ltd.	5,385,700	197,297,580
Shimano, Inc.	1,644,070	187,403,554
SK Kaken Co. Ltd.	437,805	30,209,330
SMC Corp.	619,690	240,917,736
Sompo Holdings, Inc.	3,779,100	130,320,477
T Hasegawa Co. Ltd.	1,906,436	35,071,395
TIS, Inc.	2,317,600	67,438,723
USS Co. Ltd.	3,806,100	42,054,883
		2,258,154,837
Mexico - 4.1%
Fomento Economico Mexicano SAB de CV, ADR	2,392,395	249,670,342
Fresnillo plc	912,946	44,959,452
Grupo Mexico SAB de CV, Series B	11,275,209	125,197,660
Industrias Penoles SAB de CV *	1,328,232	76,976,045
Wal-Mart de Mexico SAB de CV	56,498,078	179,296,372
		676,099,871
Netherlands - 1.9%
HAL Trust	644,459	118,953,154
Heineken Holding NV	1,150,489	85,514,871
Heineken NV	773,528	63,854,476
Magnum Ice Cream Co. NV (The) *	2,990,525	53,151,013
		321,473,514
Norway - 0.9%
Orkla ASA	13,060,096	155,393,777

Singapore - 2.1%
Haw Par Corp. Ltd. (c)	17,062,813	219,573,896

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
UOL Group Ltd.	15,760,500	134,603,778
		354,177,674
South Korea - 6.9%
Fursys, Inc. (c)	872,463	25,608,977
Hyundai Mobis Co. Ltd.	495,166	154,718,048
KT&G Corp.	2,242,051	239,719,084
NAVER Corp.	569,050	108,166,005
NongShim Co. Ltd. *	176,897	49,864,260
Samsung Electronics Co. Ltd.	1,257,357	138,906,237
Samsung Electronics Co. Ltd. (Preference)	4,008,416	324,686,000
Samsung Life Insurance Co. Ltd.	910,865	118,599,704
		1,160,268,315
Sweden - 2.8%
Industrivarden AB, Class C	1,572,517	78,726,669
Investor AB, Class B	6,326,679	243,954,686
L E Lundbergforetagen AB, Class B	910,438	54,233,546
Svenska Handelsbanken AB, Class A	5,974,046	94,181,204
		471,096,105
Switzerland - 4.5%
Cie Financiere Richemont SA (Registered)	1,408,218	273,348,787
Nestle SA (Registered)	2,510,489	239,567,310
Schindler Holding AG	535,676	206,686,601
Schindler Holding AG (Registered)	82,435	30,318,058
		749,920,756
Taiwan - 1.5%
Taiwan Secom Co. Ltd.	8,545,694	28,918,462
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	692,250	228,830,160
		257,748,622
Thailand - 0.7%
Bangkok Bank PCL, NVDR	17,878,859	89,689,399
Thai Beverage PCL	52,214,985	19,708,332
		109,397,731
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	70,243,230	56,534,437

United Kingdom - 12.4%
BAE Systems plc	2,716,757	73,751,651
Berkeley Group Holdings plc	2,512,868	141,974,129
Big Yellow Group plc, REIT	3,048,535	43,154,469
British American Tobacco plc	6,522,523	394,049,106
Diageo plc	2,951,126	67,906,287
Great Portland Estates plc, REIT	7,832,988	40,086,326
Haleon plc	33,065,514	172,929,449
Lloyds Banking Group plc	135,650,077	202,553,314
Reckitt Benckiser Group plc	3,030,111	252,589,695
Shell plc	11,662,731	449,334,451
Unilever plc	3,555,707	242,058,803
		2,080,387,680
United States - 2.1%
Newmont Corp.	1,356,289	152,379,069
Willis Towers Watson plc	626,200	198,799,714
		351,178,783
Total Common Stocks (Cost $8,339,726,641)		14,162,039,375

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Ounces	Value ($)
Commodities - 9.9%

Gold bullion*
(Cost $265,897,083)	342,243	1,654,856,162

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 5.5%

Commercial Paper - 4.5%
AES Corp. (The)
3.93%, 02/02/2026 (d)(e)	25,911,000	25,902,455
BASF SE
3.77%, 03/30/2026 (d)(e)	20,000,000	19,877,094
3.77%, 03/31/2026 (d)(e)	25,000,000	24,843,750
Caisse des Depots et Consignations
3.69%, 04/10/2026 (d)(e)	45,000,000	44,676,396
Cisco Systems, Inc.
3.69%, 05/04/2026 (d)(e)	13,333,000	13,206,219
3.69%, 05/05/2026 (d)(e)	13,333,000	13,204,901
Engie SA
3.71%, 03/02/2026 (d)(e)	33,334,000	33,227,498
3.73%, 03/30/2026 (d)(e)	16,667,000	16,565,651
Export Development Corp.
3.75%, 02/17/2026 (d)	25,000,000	24,955,435
General Motors Financial Co., Inc.
3.75%, 02/02/2026 (d)(e)	68,480,000	68,458,436
Global Payments, Inc.
4.00%, 02/02/2026 (d)	48,121,000	48,104,937
Hydro-Quebec
3.74%, 04/15/2026 (d)(e)	8,333,000	8,269,331
3.74%, 04/16/2026 (d)(e)	8,333,000	8,268,497
Kreditanstalt fuer Wiederaufbau
3.87%, 02/11/2026 (d)(e)	25,000,000	24,970,030
NRW Bank
3.84%, 02/10/2026 (d)(e)	25,000,000	24,972,143
3.68%, 04/13/2026 (d)(e)	25,000,000	24,815,117
3.67%, 04/16/2026 (d)(e)	10,000,000	9,923,071
3.69%, 04/17/2026 (d)(e)	40,000,000	39,688,320
3.69%, 04/28/2026 (d)(e)	10,000,000	9,911,218
Oracle Corp.
4.03%, 03/16/2026 (d)(e)	25,000,000	24,872,033
4.18%, 04/24/2026 (d)(e)	13,333,000	13,205,199
Philip Morris International, Inc.
3.71%, 02/10/2026 (d)(e)	12,500,000	12,485,894
3.71%, 02/24/2026 (d)(e)	30,000,000	29,923,173
Province of Quebec Canada
3.70%, 02/20/2026 (d)(e)	8,333,000	8,315,239

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
PSP Capital, Inc.
3.70%, 04/20/2026 (d)(e)	25,000,000	24,796,295
3.68%, 04/28/2026 (d)(e)	10,000,000	9,910,403
Saudi Arabian Oil Co.
3.93%, 02/06/2026 (d)	20,000,000	19,985,572
3.93%, 02/09/2026 (d)	30,000,000	29,969,094
3.77%, 04/08/2026 (d)	12,500,000	12,412,324
3.77%, 04/09/2026 (d)	12,500,000	12,411,055
3.80%, 04/14/2026 (d)	20,000,000	19,847,546
3.74%, 05/08/2026 (d)	10,000,000	9,899,595
3.74%, 05/11/2026 (d)	10,000,000	9,896,592
Siemens Capital Co. LLC
3.64%, 02/17/2026 (d)(e)	25,000,000	24,954,747
Walt Disney Co. (The)
3.72%, 03/24/2026 (d)(e)	12,500,000	12,432,505
Total Commercial Paper (Cost $759,309,794)		759,157,765
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills
3.76%, 02/05/2026 (d)	22,500,000	22,493,265
3.77%, 03/19/2026 (d)	15,000,000	14,931,988
3.68%, 04/30/2026 (d)	15,000,000	14,870,219
3.75%, 05/14/2026 (d)	15,000,000	14,850,078
3.54%, 06/18/2026 (d)(f)	15,000,000	14,799,400
Total U.S. Treasury Obligations (Cost $81,932,460)		81,944,950

Investments	Shares	Value ($)
Investment Companies - 0.5%
JPMorgan US Government Money Market Fund 3.65% (g) (Cost $88,237,958)	88,237,958	88,237,958
Total Short-Term Investments (Cost $929,480,212)		929,340,673

Total Investments - 99.7% (Cost $9,535,103,936)		16,746,236,210
Other assets less liabilities - 0.3%		50,202,715
Net Assets - 100.0%		16,796,438,925

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $16,054,707, which represents approximately 0.10% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$17.73

(b)	Security fair valued as of January 31, 2026 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2026 amounted to $16,054,707, which represents approximately 0.10% of net assets of the Fund.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	The rate shown was the current yield as of January 31, 2026.
(e)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $571,675,615, which represents approximately 3.40% of net assets of the Fund.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents 7-day effective yield as of January 31, 2026.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund

Consolidated Schedule of Investments

January 31, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	8,164,025,000	USD	51,522,633	JPMorgan Chase Bank	02/04/2026	$1,234,644
USD	55,605,628	JPY	8,164,025,000	JPMorgan Chase Bank	02/04/2026	2,848,352
JPY	7,982,443,000	USD	50,509,324	UBS AG	03/04/2026	1,189,823
USD	53,041,356	JPY	7,982,443,000	UBS AG	03/04/2026	1,342,210
JPY	9,542,916,000	USD	60,572,098	Bank of New York Mellon	04/01/2026	1,386,849
JPY	9,136,502,000	USD	58,168,716	Goldman Sachs	05/07/2026	1,349,345
USD	152,914,860	EUR	126,926,000	JPMorgan Chase Bank	06/03/2026	1,623,891
USD	35,560,920	GBP	25,833,000	JPMorgan Chase Bank	06/03/2026	217,863
Total unrealized appreciation						11,192,977
EUR	122,933,000	USD	147,294,018	JPMorgan Chase Bank	02/04/2026	(1,568,572)
GBP	22,791,000	USD	31,378,596	JPMorgan Chase Bank	02/04/2026	(192,584)
USD	145,277,917	EUR	122,933,000	JPMorgan Chase Bank	02/04/2026	(447,529)
USD	30,603,570	GBP	22,791,000	JPMorgan Chase Bank	02/04/2026	(582,443)
USD	170,368,052	EUR	145,580,000	UBS AG	03/04/2026	(2,415,862)
USD	100,872,815	EUR	86,765,000	Bank of New York Mellon	04/01/2026	(2,262,545)
USD	61,589,849	JPY	9,542,916,000	Bank of New York Mellon	04/01/2026	(369,098)
USD	173,453,679	EUR	146,700,000	Goldman Sachs	05/07/2026	(1,195,898)
USD	31,257,770	GBP	23,196,000	Goldman Sachs	05/07/2026	(478,244)
USD	59,099,022	JPY	9,136,502,000	Goldman Sachs	05/07/2026	(419,039)
Total unrealized depreciation						(9,931,814)
Net unrealized appreciation						$1,261,163

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.5%
Automobile Components	0.9
Banks	3.1
Beverages	5.3
Broadline Retail	3.3
Chemicals	3.3
Commercial Services & Supplies	1.6
Commodities	9.9
Consumer Staples Distribution & Retail	1.6
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	1.3
Entertainment	0.0 *
Financial Services	4.9
Food Products	4.4
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	0.2
Household Durables	0.9
Household Products	2.3
Industrial Conglomerates	2.6
Insurance	6.1
Interactive Media & Services	0.6
IT Services	0.4
Leisure Products	1.1
Machinery	5.0
Metals & Mining	5.5
Office REITs	0.2
Oil, Gas & Consumable Fuels	6.0
Personal Care Products	1.4
Pharmaceuticals	4.2
Real Estate Management & Development	2.5
Semiconductors & Semiconductor Equipment	1.4
Software	0.5
Specialized REITs	0.3
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	2.7
Textiles, Apparel & Luxury Goods	3.2
Tobacco	3.7
Trading Companies & Distributors	0.2
Short-Term Investments	5.5
Total Investments	99.7%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2026	Shares at January 31, 2026	Dividend Income
Common Stocks 4.0%
Belgium 0.1%
Legris Industries SA*‡(a)(b)	$18,836,441	$—	$—	$—	$(2,781,734)	$16,054,707	905,366	$—

Chile 0.8%
Cia Cervecerias Unidas SA, ADR	121,164,179	—	—	—	16,624,852	137,789,031	9,392,572	1,020,946

France 0.4%
Laurent-Perrier	60,302,725	—	—	—	(409,366)	59,893,359	558,938	—

Japan 1.2%
Kansai Paint Co. Ltd.	186,761,374	—	—	—	(1,059,125)	185,702,249	11,635,930	—
Nagaileben Co. Ltd.^	19,224,127	—	—	—	268,496	19,492,623	1,687,224	—
	205,985,501	—	—	—	(790,629)	205,194,872	13,323,154	—
Singapore 1.3%
Haw Par Corp. Ltd.	220,986,185	—	(29,905,933)	20,146,618	8,347,026	219,573,896	17,062,813	—

South Korea 0.2%
Fursys, Inc.	27,850,881	—	—	—	(2,241,904)	25,608,977	872,463	611,334

Total Common Stocks	655,125,912	—	(29,905,933)	20,146,618	18,748,245	664,114,842	42,115,306	1,632,280
Total	$655,125,912	$—	$(29,905,933)	$20,146,618	$18,748,245	$664,114,842	42,115,306	$1,632,280

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Represents an unaffiliated issuer as of October 31, 2025.
(a)	Security fair valued as of January 31, 2026 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2026 amounted to $16,054,707, which represents approximately 0.10% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $16,054,707, which represents approximately 0.10% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 75.6%

Air Freight & Logistics - 4.9%
CH Robinson Worldwide, Inc.	258,333	50,362,018
Expeditors International of Washington, Inc.	195,594	31,400,661
		81,762,679
Banks - 1.1%
US Bancorp	330,658	18,553,220

Building Products - 0.4%
Carlisle Cos., Inc.	17,384	5,926,032

Capital Markets - 2.7%
Bank of New York Mellon Corp. (The)	380,604	45,642,032

Chemicals - 3.1%
International Flavors & Fragrances, Inc.	222,581	15,538,380
Nutrien Ltd. (Canada)	238,370	16,421,309
PPG Industries, Inc.	170,744	19,743,129
		51,702,818
Commercial Services & Supplies - 0.1%
Rentokil Initial plc (United Kingdom)	263,654	1,636,452

Consumer Finance - 1.1%
American Express Co.	54,483	19,187,278

Consumer Staples Distribution & Retail - 1.0%
Dollar General Corp.	121,513	17,428,610

Diversified Telecommunication Services - 1.8%
Comcast Corp., Class A	1,020,363	30,355,799

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp. *	186,242	17,210,623

Energy Equipment & Services - 3.2%
Noble Corp. plc	404,639	14,413,241
NOV, Inc.	888,922	16,311,719
SLB Ltd.	486,530	23,538,321
		54,263,281
Entertainment - 0.6%
Walt Disney Co. (The)	93,652	10,563,946

Financial Services - 1.3%
Berkshire Hathaway, Inc., Class A *	20	14,450,000
Fiserv, Inc. *	122,941	7,835,030
		22,285,030
Health Care Equipment & Supplies - 5.8%
Becton Dickinson & Co.	308,619	62,797,794
Dentsply Sirona, Inc.	503,680	6,280,890
Medtronic plc	276,170	28,434,463
		97,513,147
Health Care Providers & Services - 8.0%
Elevance Health, Inc.	122,276	42,275,704
HCA Healthcare, Inc.	120,665	58,917,100
Universal Health Services, Inc., Class B	170,425	34,299,735
		135,492,539
Household Products - 2.0%
Colgate-Palmolive Co.	365,303	32,983,208

Insurance - 2.2%
Fidelity National Financial, Inc.	165,199	8,985,174
Willis Towers Watson plc	88,365	28,053,236
		37,038,410
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A	6,992	2,363,296
Alphabet, Inc., Class C	202,083	68,411,158
Meta Platforms, Inc., Class A	89,616	64,209,864
		134,984,318
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc., Class A *	56,329	16,543,827

Machinery - 1.8%
Cummins, Inc.	32,433	18,772,869
Deere & Co.	20,543	10,846,704
		29,619,573
Media - 2.0%
Charter Communications, Inc., Class A *	100,613	20,738,352
Omnicom Group, Inc.	157,862	12,161,688
Versant Media Group, Inc. *	40,814	1,329,720
		34,229,760
Metals & Mining - 3.4%
Agnico Eagle Mines Ltd. (Canada)	48,620	9,242,317
Barrick Mining Corp. (Canada)	328,448	15,039,634
Franco-Nevada Corp. (Canada)	56,012	13,111,493
Newmont Corp.	172,283	19,355,995
		56,749,439
Office REITs - 0.6%
BXP, Inc., REIT	102,688	6,640,833
Douglas Emmett, Inc., REIT	359,380	3,795,053
		10,435,886
Oil, Gas & Consumable Fuels - 4.0%
Exxon Mobil Corp.	269,349	38,085,949
ONEOK, Inc.	371,116	29,388,676
		67,474,625
Residential REITs - 1.1%
Equity Residential, REIT	296,839	18,499,006

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	66,103	20,550,101
Texas Instruments, Inc.	116,050	25,014,577
		45,564,678
Software - 5.9%
Microsoft Corp.	20,091	8,644,956
Oracle Corp.	225,941	37,185,370
Salesforce, Inc.	139,675	29,651,606
Workday, Inc., Class A *	134,608	23,641,203
		99,123,135
Specialized REITs - 2.0%
Extra Space Storage, Inc., REIT	63,966	8,825,389
Weyerhaeuser Co., REIT	968,558	24,969,425
		33,794,814
Specialty Retail - 0.1%
Ross Stores, Inc.	12,755	2,406,231

Tobacco - 2.5%
Philip Morris International, Inc.	232,098	41,647,665

Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	15,912	4,017,144

Total Common Stocks (Cost $697,839,455)		1,274,635,205

Investments	Ounces	Value ($)
Commodities - 13.0%

Gold bullion* (Cost $42,761,233)	45,355	219,307,006

Investments	Shares	Value ($)
Master Limited Partnerships - 1.6%

Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Partners LP (Cost $17,301,746)	791,505	26,270,051

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 1.1%

Energy Equipment & Services - 0.2%
Noble Finance II LLC
8.00%, 04/15/2030 (a)	2,725,000	2,840,690

Financial Services - 0.3%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 ‡(a)	5,500,000	5,720,000

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb, Inc.
7.13%, 08/01/2028 ‡	600,000	585,748
Embecta Corp.
5.00%, 02/15/2030 (a)	3,000,000	2,806,789
		3,392,537
Machinery - 0.1%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,490,000	1,467,272

Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,589,811
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (b)	2,750,000	2,735,345
		5,325,156
Total Corporate Bonds (Cost $17,916,575)		18,745,655

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks - 0.3%

Banks - 0.3%
Bank of America Corp.
Series L, 7.25%, (c) (Cost $5,693,463)	4,250	5,295,500

Investments	Shares	Value ($)
Preferred Stocks - 0.2%

Banks - 0.2%
US Bancorp, Series A(CME Term SOFR 3 Month + 1.28%), 4.95%, 04/12/23 (b)(c)	1,600	1,245,520
US Bancorp, Series B(CME Term SOFR 3 Month + 0.86%), 4.53%, 03/07/24 (b)(c)	64,000	1,237,120
		2,482,640
Total Preferred Stocks (Cost $2,758,655)		2,482,640

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 8.0%

Commercial Paper - 3.6%
AES Corp. (The)
3.93%, 02/02/2026(a)(d)	3,158,000	3,156,959
Chevron Corp.
3.67%, 04/13/2026(a)(d)	15,000,000	14,889,704
Cisco Systems, Inc.
3.64%, 05/13/2026(a)(d)	15,000,000	14,844,033
General Motors Financial Co., Inc.
3.75%, 02/02/2026(a)(d)	8,346,000	8,343,372
Global Payments, Inc.
4.00%, 02/02/2026(d)	5,865,000	5,863,042
Johnson & Johnson
3.64%, 05/07/2026(a)(d)	13,000,000	12,874,092
TOTAL Commercial Paper (Cost $59,984,747)		59,971,202

Investments	Shares	Value ($)
Investment Companies - 0.6%
JPMorgan US Government Money Market Fund 3.65% (e)
(Cost $10,766,897)	10,766,897	10,766,897

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations - 3.8%
U.S. Treasury Bills
3.76%, 02/05/2026(d)	10,000,000	9,997,007
3.77%, 03/19/2026(d)	5,000,000	4,977,329
3.75%, 04/09/2026(d)	15,000,000	14,901,413
3.68%, 04/30/2026(d)	15,000,000	14,870,219
3.75%, 05/14/2026(d)	15,000,000	14,850,078
3.54%, 06/18/2026(d)	5,000,000	4,933,133
TOTAL U.S. Treasury Obligations (Cost $64,514,223)		64,529,179

TOTAL Short-Term Investments (Cost $135,265,867)		135,267,278
Total Investments - 99.8% (Cost $919,536,994)		1,682,003,335
Other assets less liabilities - 0.2%		3,287,567
Net Assets - 100.0%		1,685,290,902

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $66,942,911, which represents approximately 3.97% of net assets of the Fund.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2026.
(c)	Perpetual security. The rate reflected was the rate in effect on January 31, 2026. The maturity date reflects the next call date.
(d)	The rate shown was the current yield as of January 31, 2026.
(e)	Represents 7-day effective yield as of January 31, 2026.

Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Fund

Consolidated Schedule of Investments

January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	4.9%
Banks	1.6
Building Products	0.4
Capital Markets	2.7
Chemicals	3.1
Commercial Services & Supplies	0.1
Commodities	13.0
Consumer Finance	1.1
Consumer Staples Distribution & Retail	1.0
Diversified Telecommunication Services	1.8
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	3.4
Entertainment	0.6
Financial Services	1.6
Health Care Equipment & Supplies	6.0
Health Care Providers & Services	8.0
Household Products	2.0
Insurance	2.2
Interactive Media & Services	8.0
Life Sciences Tools & Services	1.0
Machinery	1.9
Media	2.0
Metals & Mining	3.4
Office REITs	0.6
Oil, Gas & Consumable Fuels	5.9
Residential REITs	1.1
Semiconductors & Semiconductor Equipment	2.7
Software	5.9
Specialized REITs	2.0
Specialty Retail	0.1
Tobacco	2.5
Trading Companies & Distributors	0.2
Short-Term Investments	8.0
Total Investments	99.8%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 74.2%

Australia - 5.3%
Northern Star Resources Ltd.	13,866,413	254,910,421
Ora Banda Mining Ltd. *	59,797,630	50,121,779
		305,032,200
Canada - 50.2%
Agnico Eagle Mines Ltd.	2,082,360	395,841,855
Alamos Gold, Inc., Class A	6,016,287	222,951,450
B2Gold Corp.	9,464,869	46,085,324
Barrick Mining Corp.	6,217,505	284,699,554
DPM Metals, Inc.	8,098,784	282,578,657
Franco-Nevada Corp.	1,164,163	272,511,522
G Mining Ventures Corp. *	7,272,273	230,561,470
Kinross Gold Corp.	8,693,726	274,373,993
Novagold Resources, Inc. *	8,986,012	78,447,885
Orla Mining Ltd.	4,695,667	70,832,446
Pan American Silver Corp.	3,091,587	168,446,252
Wheaton Precious Metals Corp.	4,498,645	593,236,316
		2,920,566,724
Mexico - 2.2%
Fresnillo plc	1,185,685	58,390,910
Industrias Penoles SAB de CV *	1,177,131	68,219,173
		126,610,083
South Africa - 3.0%
Gold Fields Ltd., ADR	3,435,881	172,206,356

United Kingdom - 2.3%
Anglogold Ashanti plc	1,454,746	135,102,261

United States - 11.2%
Newmont Corp.	3,965,970	445,576,730
Royal Gold, Inc.	794,024	209,074,459
		654,651,189
Total Common Stocks (Cost $1,104,777,292)		4,314,168,813

Investments	Ounces	Value ($)
Commodities - 24.4%

Gold bullion*	247,142	1,195,013,306
Silver bullion*	2,759,376	226,520,790
Total Commodities (Cost $811,306,640)		1,421,534,096

Investments	Number of Rights	Value ($)
Rights - 0.1%

Canada - 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029*
(Cost $45,973,715)	6,835,667	3,963,661

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 0.8%

Commercial Paper - 0.5%
AES Corp. (The)
3.93%, 02/02/2026 (a)(b)	5,463,000	5,461,198
General Motors Financial Co., Inc.
3.75%, 02/02/2026 (a)(b)	14,438,000	14,433,453
Global Payments, Inc.
4.00%, 02/02/2026 (a)	10,145,000	10,141,614
Total Commercial Paper (Cost $30,042,772)		30,036,265

Investments	Shares	Value ($)
Investment Companies - 0.3%
JPMorgan US Government Money Market Fund 3.65% (c) (Cost $18,674,323)	18,674,323	18,674,323
Total Short-Term Investments (Cost $48,717,095)		48,710,588

Total Investments - 99.5% (Cost $2,010,774,742)		5,788,377,158
Other assets less liabilities - 0.5%		30,053,115
Net Assets - 100.0%		5,818,430,273

*	Non-income producing security.
(a)	The rate shown was the current yield as of January 31, 2026.
(b)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $19,894,651, which represents approximately 0.34% of net assets of the Fund.
(c)	Represents 7-day effective yield as of January 31, 2026.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.4%
Metals & Mining	74.3
Short-Term Investments	0.8
Total Investments	99.5%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 61.3%

Brazil - 1.8%
Ambev SA, ADR	9,345,635	25,980,866
Itausa SA (Preference)	6,814,915	17,688,801
		43,669,667
Canada - 5.3%
Agnico Eagle Mines Ltd.	16,806	3,194,701
Barrick Mining Corp.	90,496	4,143,812
Franco-Nevada Corp.	42,649	9,983,433
Franco-Nevada Corp.	12,162	2,850,286
Imperial Oil Ltd.	232,116	23,451,106
Nutrien Ltd.	175,280	12,075,039
Power Corp. of Canada	797,956	40,242,088
Wheaton Precious Metals Corp.	258,816	34,130,066
		130,070,531
Chile - 1.2%
Cia Cervecerias Unidas SA, ADR	1,327,830	19,479,266
Quinenco SA	2,083,758	10,790,434
		30,269,700
China - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)	4,909,800	4,840,924

Finland - 0.3%
Kesko OYJ, Class B	318,997	8,068,516

France - 0.5%
Danone SA	91,535	7,172,678
Sodexo SA	58,674	2,997,750
Wendel SE	19,995	1,931,683
		12,102,111
Germany - 0.8%
FUCHS SE (Preference)	318,042	13,747,969
Henkel AG & Co. KGaA (Preference)	56,692	4,980,506
		18,728,475
Hong Kong - 4.7%
CK Asset Holdings Ltd.	2,483,000	14,545,759
Hongkong Land Holdings Ltd.	4,334,700	36,779,401
Jardine Matheson Holdings Ltd.	868,600	63,301,760
		114,626,920
Japan - 3.2%
ABC-Mart, Inc.	376,400	6,023,227
FANUC Corp.	347,200	13,941,676
Keyence Corp.	30,000	11,005,815
MS&AD Insurance Group Holdings, Inc.	189,700	4,833,098
Nagaileben Co. Ltd.	22,700	262,255
Secom Co. Ltd.	353,400	12,946,314
Shimano, Inc.	108,300	12,344,855
SMC Corp.	11,200	4,354,240
Sompo Holdings, Inc.	204,800	7,062,431
Subaru Corp.	57,300	1,230,126

USS Co. Ltd.	429,800	4,749,005
		78,753,042
Kazakhstan - 0.2%
NAC Kazatomprom JSC, GDR (a)	58,412	4,772,990

Mexico - 2.8%
Coca-Cola Femsa SAB de CV, ADR	196,999	20,545,026
Fomento Economico Mexicano SAB de CV, ADR	211,291	22,050,329
Grupo Mexico SAB de CV, Series B	2,455,064	27,260,538
		69,855,893
Netherlands - 1.1%
HAL Trust	40,521	7,479,298
Heineken Holding NV	159,417	11,849,330
Heineken NV	68,912	5,688,662
Magnum Ice Cream Co. NV (The) *	168,438	2,993,672
		28,010,962
Norway - 0.9%
Orkla ASA	1,753,522	20,864,043

Singapore - 0.7%
United Overseas Bank Ltd.	386,000	11,633,716
UOL Group Ltd.	764,200	6,526,710
		18,160,426
South Korea - 4.8%
KT&G Corp.	336,727	36,002,699
Samsung Electronics Co. Ltd.	293,822	32,459,921
Samsung Electronics Co. Ltd. (Preference)	372,602	30,181,162
Samsung Life Insurance Co. Ltd.	143,349	18,664,839
		117,308,621
Sweden - 0.6%
Svenska Handelsbanken AB, Class A	996,753	15,713,873

Switzerland - 4.0%
Cie Financiere Richemont SA (Registered)	168,707	32,747,667
Nestle SA (Registered)	430,180	41,050,594
Schindler Holding AG	55,939	21,583,647
Schindler Holding AG (Registered)	7,544	2,774,543
		98,156,451
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,703	16,760,384

Thailand - 0.7%
Bangkok Bank PCL, NVDR	2,026,300	10,164,946
Thai Beverage PCL	17,954,100	6,776,701
		16,941,647
United Kingdom - 9.0%
BAE Systems plc	396,293	10,758,144
Berkeley Group Holdings plc	214,849	12,138,719

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
British American Tobacco plc	1,307,848	79,011,808
Diageo plc	304,273	7,001,412
Great Portland Estates plc, REIT	523,564	2,679,406
Haleon plc	4,109,584	21,492,728
Lloyds Banking Group plc	10,534,141	15,729,627
Reckitt Benckiser Group plc	243,748	20,318,805
Unilever plc	748,614	50,962,751
		220,093,400
United States - 17.8%
Analog Devices, Inc. (b)	56,048	17,424,202
Bank of New York Mellon Corp. (The)	31,920	3,827,846
Becton Dickinson & Co.	254,582	51,802,345
BXP, Inc., REIT	97,307	6,292,844
CH Robinson Worldwide, Inc. (b)	42,711	8,326,509
Charter Communications, Inc., Class A *	52,996	10,923,536
Colgate-Palmolive Co.	232,838	21,022,943
Comcast Corp., Class A	635,037	18,892,351
Dollar General Corp.	15,479	2,220,153
Douglas Emmett, Inc., REIT	366,396	3,869,142
Elevance Health, Inc.	32,402	11,202,667
Equity Residential, REIT	345,193	21,512,428
Extra Space Storage, Inc., REIT	3,515	484,965
Exxon Mobil Corp.	357,488	50,548,803
Fidelity National Financial, Inc.	105,623	5,744,835
General Dynamics Corp.	97	34,056
HCA Healthcare, Inc. (b)	60,290	29,437,798
IDACORP, Inc.	45,996	6,107,809
Medtronic plc	233,926	24,085,021
Noble Corp. plc	170,546	6,074,849
Omnicom Group, Inc.	139,148	10,719,962
ONEOK, Inc.	153,360	12,144,578
Philip Morris International, Inc.	204,693	36,730,112
PPG Industries, Inc.	14,351	1,659,406
Royal Gold, Inc. (b)	53,300	14,034,423
SLB Ltd.	153,224	7,412,977
Texas Instruments, Inc.	109,344	23,569,099
Universal Health Services, Inc., Class B	19,258	3,875,865
US Bancorp	326,193	18,302,689
Vail Resorts, Inc.	12,576	1,673,488
Versant Media Group, Inc. *	25,401	827,565
Weyerhaeuser Co., REIT	268,036	6,909,968
		437,695,234
Total Common Stocks (Cost $1,007,082,816)		1,505,463,810

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations - 12.0%

U.S. Treasury Bonds
6.63%, 02/15/2027	32,302,200	33,311,821
6.13%, 11/15/2027	31,867,400	33,290,230
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/2026	16,340,000	20,180,312
0.13%, 04/15/2027	20,780,800	23,611,445
1.25%, 04/15/2028	22,225,000	24,133,916
2.13%, 04/15/2029	24,153,000	26,094,102
1.63%, 04/15/2030	25,350,000	26,198,428
1.88%, 07/15/2034	24,965,000	26,084,593
U.S. Treasury Notes
1.75%, 12/31/2026	27,610,000	27,165,004
4.25%, 01/15/2028	16,700,000	16,919,187
3.88%, 07/15/2028	7,350,000	7,401,393
4.00%, 03/31/2030 (c)	11,450,000	11,564,053
3.38%, 05/15/2033	13,750,000	13,159,180
3.88%, 08/15/2034 (c)	5,300,000	5,190,066
Total U.S. Treasury Obligations (Cost 292,972,009)		294,303,730

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 10.9%

Australia - 0.1%
Nufarm Australia Ltd.
5.00%, 01/27/2030 (d)	2,595,000	2,391,038

Canada - 0.6%
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034	3,300,000	3,328,511
Transcanada Trust
Series 16-A, 5.88%, 08/15/2076 (e)	10,307,000	10,331,479
		13,659,990
Chile - 0.2%
Latam Airlines Group SA
7.63%, 01/07/2031 (d)	3,856,000	4,043,980

Germany - 0.2%
IHO Verwaltungs GmbH
7.75%, (7.75% Cash or 8.50% PIK), 11/15/2030 (d)	3,650,000	3,837,306
8.00%, (8.00% Cash or 8.75% PIK), 11/15/2032(d)	2,300,000	2,451,156
		6,288,462
Mexico - 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl
12.50%, 10/15/2031 ‡(d)	9,000,000	9,360,000

Norway - 0.5%
DNB Boligkreditt A/S
(NIBOR 3 Month + 0.45%), 4.52%, 10/05/2027 ‡(e)	96,000,000	10,015,106

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
(NIBOR 3 Month + 0.45%), 4.68%, 02/08/2028 ‡(e)	22,000,000	2,296,448
		12,311,554
Poland - 0.2%
Canpack SA
3.88%, 11/15/2029 (d)	5,350,000	5,116,008

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (d)	3,450,000	3,490,045

United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 09/06/2026	2,425,000	2,415,109

United States - 8.5%
ACCO Brands Corp.
4.25%, 03/15/2029 (d)	6,858,000	6,349,599
American Airlines, Inc.
5.50%, 04/20/2026 (d)	355,656	355,912
5.75%, 04/20/2029 (d)	502,000	507,223
AMN Healthcare, Inc.
6.50%, 01/15/2031 (d)	3,100,000	3,140,639
Aramark Services, Inc.
5.00%, 02/01/2028 (d)	2,700,000	2,698,518
Bank of New York Mellon Corp. (The)
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (e)(f)	4,475,000	4,457,701
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (e)(f)	9,889,000	9,728,547
Carnival Corp.
4.00%, 08/01/2028 (d)	1,206,000	1,193,449
CCO Holdings LLC
5.13%, 05/01/2027 (d)	1,807,000	1,807,740
5.38%, 06/01/2029 (d)	1,900,000	1,878,919
6.38%, 09/01/2029 (d)	1,835,000	1,852,541
7.38%, 03/01/2031 (d)	5,400,000	5,554,521
7.00%, 02/01/2033 (d)	3,300,000	3,331,870
Centene Corp.
4.25%, 12/15/2027	3,573,000	3,551,757
4.63%, 12/15/2029	4,150,000	4,045,415
2.50%, 03/01/2031	2,500,000	2,161,962
Charles River Laboratories International, Inc.
4.25%, 05/01/2028 (d)	4,682,000	4,615,896
3.75%, 03/15/2029 (d)	1,522,000	1,468,073
4.00%, 03/15/2031 (d)	5,200,000	4,928,291
Charter Communications Operating LLC
4.20%, 03/15/2028	3,640,000	3,627,059
Crown Americas LLC

5.25%, 04/01/2030	900,000	918,229
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	4,075,000	3,792,929
Diamond Foreign Asset Co.
8.50%, 10/01/2030 (d)	1,775,000	1,887,411
Dollar General Corp.
3.50%, 04/03/2030	2,750,000	2,655,446
Edgewell Personal Care Co.
5.50%, 06/01/2028 (d)	1,770,000	1,770,574
4.13%, 04/01/2029 (d)	5,257,000	5,039,729
Embecta Corp.
5.00%, 02/15/2030 (d)	4,893,000	4,577,873
6.75%, 02/15/2030 (d)	2,292,000	2,217,105
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (e)	6,705,000	6,678,724
Fair Isaac Corp.
5.25%, 05/15/2026 (d)	1,715,000	1,713,310
4.00%, 06/15/2028 (d)	2,764,000	2,718,212
HCA, Inc.
3.50%, 09/01/2030	2,788,000	2,680,517
5.45%, 04/01/2031	4,150,000	4,314,579
7.50%, 11/06/2033	3,700,000	4,236,518
Iron Mountain, Inc.
REIT, 4.88%, 09/15/2027 (d)	3,609,000	3,606,896
REIT, 5.25%, 03/15/2028 (d)	1,005,000	1,004,713
REIT, 5.00%, 07/15/2028 (d)	1,596,000	1,592,498
REIT, 4.88%, 09/15/2029 (d)	3,372,000	3,329,154
KFC Holding Co.
4.75%, 06/01/2027 (d)	2,322,000	2,325,492
Kraft Heinz Foods Co.
3.00%, 06/01/2026	1,800,000	1,794,171
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (d)	4,983,000	4,810,565
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	3,825,000	3,878,060
Mellon Capital IV
Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 4.52%, 12/31/2164 (e)(f)	6,183,000	5,190,144
MSCI, Inc.
4.00%, 11/15/2029 (d)	4,725,000	4,629,020
Noble Finance II LLC
8.00%, 04/15/2030 (d)	7,900,000	8,235,394
Oracle Corp.
6.25%, 11/09/2032	2,000,000	2,087,572
4.90%, 02/06/2033	4,500,000	4,335,134
5.20%, 09/26/2035	4,500,000	4,288,481

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
5.95%, 09/26/2055	4,250,000	3,747,538
Pershing Square Holdings Ltd.
5.50%, 10/28/2032 (d)	10,400,000	10,394,596
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (d)	6,359,000	6,262,000
Service Corp. International
4.63%, 12/15/2027	1,749,000	1,746,850
5.13%, 06/01/2029	857,000	862,245
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,902,994
4.25%, 06/01/2028 (d)	782,000	771,143
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 03/01/2026 (e)(f)	14,157,000	14,179,878
WESCO Distribution, Inc.
7.25%, 06/15/2028 (d)	2,136,000	2,161,694
William Carter Co. (The)
7.38%, 02/15/2031 (d)	2,100,000	2,171,002
		208,764,022
Total Corporate Bonds (Cost $262,253,396)		267,840,208

Investments	Ounces	Value ($)
Commodities - 8.9%

Gold bullion*
(Cost $55,101,836)	45,069	217,924,025

Investments	Shares	Value ($)
Preferred Stocks - 1.7%

United States - 1.7%
Charles Schwab Corp. (The)
Series D, 5.95%, (f)	178,714	4,526,826
MetLife, Inc.
Series A, (CME Term SOFR 3 Month + 1.26%, 4.00% Floor), 4.98%, (e)(f)	182,311	3,970,733
Northern Trust Corp.
Series E, 4.70%, (f)	304,399	5,987,528
State Street Corp.
Series G, 5.35%, (f)	127,521	2,987,817
Truist Financial Corp.
Series R, 4.75%, (f)	563,348	11,052,888
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.28%), 4.95%, (e)(f)	7,400	5,760,530

Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 4.53%, (e)(f)	379,475	7,335,252
Total Preferred Stocks (Cost 45,247,134)		41,621,574

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks - 1.4%

United States - 1.4%
Bank of America Corp.
Series L, 7.25%, (f)	13,496	16,816,016
Wells Fargo & Co.
Series L, 7.50%, (f)	13,673	16,871,935
		33,687,951
Total Convertible Preferred Stocks (Cost $37,413,836)		33,687,951

Investments		Principal Amount ($)	Value ($)
Foreign Government Securities - 1.1%

Brazil - 0.3%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	41,000,000	7,586,155

Canada - 0.0%(g)
Province of Quebec
2.50%, 04/20/2026		893,000	890,405

Chile - 0.2%
Republic of Chile
3.50%, 01/31/2034		3,800,000	3,482,320

Indonesia - 0.1%
Republic of Indonesia
4.85%, 01/11/2033		3,450,000	3,462,276

Mexico - 0.3%
United Mexican States
4.75%, 04/27/2032		7,800,000	7,582,380

Saudi Arabia - 0.2%
Kingdom of Saudi Arabia
4.75%, 01/18/2028 (d)		3,800,000	3,838,332

Total Foreign Government Securities (Cost 26,078,613)			26,841,868

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Master Limited Partnerships - 0.9%

United States - 0.9%
Enterprise Products Partners LP (Cost $13,128,888)	680,686	22,591,968

Investments	Principal Amount ($)	Value ($)
Asset-Backed Securities - 0.1%

United States - 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $2,158,240)	2,163,650	2,213,131

Investments	Principal Amount ($)	Value ($)
Loan Assignments - 0.1%

United States - 0.1%
Aramark Services, Inc., First Lien Term Loan B9
(CME Term SOFR 1 Month + 1.75%), 5.42%, 04/06/2028 (e) (Cost $2,500,000)	2,500,000	2,509,375

Short-Term Investments - 1.2%

Commercial Paper - 0.8%
AES Corp. (The)
3.93%, 02/02/2026 (d)(h)	3,208,000	3,206,942
General Motors Financial Co., Inc.
3.75%, 02/02/2026 (d)(h)	8,478,000	8,475,330
Global Payments, Inc.
4.00%, 02/02/2026 (h)	5,958,000	5,956,011
Total Commercial Paper (Cost $17,642,104)		17,638,283

Investments	Shares	Value ($)
Investment Companies - 0.4%
JPMorgan US Government Money Market Fund 3.65% (i) (Cost $10,922,849)	10,922,849	10,922,849

Total Short-Term Investments (Cost $28,564,953)		28,561,132

Total Investments - 99.6% (Cost $1,772,501,721)		2,443,558,772
Other assets less liabilities - 0.4%		10,819,563

Net Assets - 100.0%	2,454,378,335

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	All or a portion of the security pledged as collateral for call options written.
(c)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(d)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $157,111,709, which represents approximately 6.40% of net assets of the Fund.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2026.
(f)	Perpetual security. The rate reflected was the rate in effect on January 31, 2026. The maturity date reflects the next call date.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown was the current yield as of January 31, 2026.
(i)	Represents 7-day effective yield as of January 31, 2026.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2026

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	210,358,000	USD	1,327,556	JPMorgan Chase Bank	02/04/2026	$31,812
USD	1,432,760	JPY	210,358,000	JPMorgan Chase Bank	02/04/2026	73,392
JPY	220,141,000	USD	1,392,954	UBS AG	03/04/2026	32,813
USD	1,462,782	JPY	220,141,000	UBS AG	03/04/2026	37,016
JPY	293,263,000	USD	1,861,439	Bank of New York Mellon	04/01/2026	42,619
JPY	325,934,000	USD	2,075,101	Goldman Sachs	05/07/2026	48,136
USD	6,400,869	EUR	5,313,000	JPMorgan Chase Bank	06/03/2026	67,975
USD	2,769,658	GBP	2,012,000	JPMorgan Chase Bank	06/03/2026	16,968
Total unrealized appreciation						350,731
EUR	5,147,000	USD	6,166,955	JPMorgan Chase Bank	02/04/2026	(65,673)
GBP	1,769,000	USD	2,435,555	JPMorgan Chase Bank	02/04/2026	(14,948)
USD	6,082,544	EUR	5,147,000	JPMorgan Chase Bank	02/04/2026	(18,737)
USD	2,375,399	GBP	1,769,000	JPMorgan Chase Bank	02/04/2026	(45,208)
USD	7,169,080	EUR	6,126,000	UBS AG	03/04/2026	(101,659)
USD	2,928,584	EUR	2,519,000	Bank of New York Mellon	04/01/2026	(65,687)
USD	1,892,715	JPY	293,263,000	Bank of New York Mellon	04/01/2026	(11,343)
USD	6,616,543	EUR	5,596,000	Goldman Sachs	05/07/2026	(45,619)
USD	2,635,808	GBP	1,956,000	Goldman Sachs	05/07/2026	(40,328)
USD	2,108,288	JPY	325,934,000	Goldman Sachs	05/07/2026	(14,949)
Total unrealized depreciation						(424,151)
Net unrealized depreciation						$(73,420)

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Written Call Options Contracts as of January 31, 2026:

Description	Counterparty	Number of Contracts		Notional Amount	Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	560	USD	(17,409,280)	USD	300.00	3/20/2026	(1,246,000)
CH Robinson Worldwide, Inc.	Exchange Traded	210	USD	(4,093,950)	USD	175.00	2/20/2026	(416,220)
CH Robinson Worldwide, Inc.	Exchange Traded	210	USD	(4,093,950)	USD	180.00	5/15/2026	(496,650)
HCA Healthcare, Inc.	Exchange Traded	46	USD	(2,246,042)	USD	520.00	3/20/2026	(28,290)
Royal Gold, Inc.	Exchange Traded	187	USD	(4,923,897)	USD	290.00	2/20/2026	(99,110)
								(2,286,270)
Total Written Options Contracts (Premiums Received ($818,775))								(2,286,270)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.4%
Air Freight & Logistics	0.3
Automobile Components	0.2
Automobiles	0.1
Banks	7.3
Beverages	5.1
Capital Markets	2.0
Chemicals	1.3
Commercial Services & Supplies	1.0
Commodities	8.9
Consumer Staples Distribution & Retail	0.5
Containers & Packaging	0.2
Diversified Consumer Services	0.1
Diversified Telecommunication Services	1.4
Electric Utilities	0.2
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	0.9
Financial Services	0.8
Food Products	3.3
Foreign Government Securities	1.1
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	2.8
Hotels, Restaurants & Leisure	0.3
Household Durables	0.5
Household Products	1.9
Industrial Conglomerates	3.0
Insurance	3.3
Leisure Products	0.5
Life Sciences Tools & Services	0.4
Machinery	2.1
Media	0.9
Metals & Mining	3.9
Office REITs	0.5
Oil, Gas & Consumable Fuels	5.7
Passenger Airlines	0.3
Personal Care Products	2.4
Pharmaceuticals	0.9
Professional Services	0.1
Real Estate Management & Development	2.3
Residential REITs	0.9
Semiconductors & Semiconductor Equipment	2.4
Software	0.8
Specialized REITs	0.7
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	1.4
Tobacco	6.3
Trading Companies & Distributors	0.1
U.S. Treasury Obligations	12.0
Short-Term Investments	1.2
Total Investments	99.6%

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 95.3%

Air Freight & Logistics - 6.7%
CH Robinson Worldwide, Inc.	84,543	16,481,658
Expeditors International of Washington, Inc.	95,548	15,339,276
		31,820,934
Beverages - 1.4%
PepsiCo, Inc.	44,461	6,830,544

Diversified Telecommunication Services - 4.3%
Comcast Corp., Class A	682,334	20,299,437

Electronic Equipment, Instruments & Components - 5.2%
TE Connectivity plc (Ireland)	111,289	24,792,963

Food Products - 1.4%
Nestle SA (Registered) (Switzerland)	68,083	6,496,926

Health Care Equipment & Supplies - 7.7%
Becton Dickinson & Co.	79,653	16,207,793
Medtronic plc	197,044	20,287,650
		36,495,443
Health Care Providers & Services - 8.4%
Elevance Health, Inc.	19,298	6,672,091
HCA Healthcare, Inc.	45,087	22,014,629
UnitedHealth Group, Inc.	39,053	11,205,477
		39,892,197
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	25,614	2,355,207

Insurance - 1.7%
Fidelity National Financial, Inc.	76,601	4,166,328
Willis Towers Watson plc	12,323	3,912,183
		8,078,511
Interactive Media & Services - 13.5%
Alphabet, Inc., Class A	114,457	38,686,466
Meta Platforms, Inc., Class A	36,022	25,809,763
		64,496,229
IT Services - 0.1%
Accenture plc, Class A	2,559	674,655

Machinery - 4.5%
Schindler Holding AG (Switzerland)	55,798	21,529,243

Media - 0.2%
Versant Media Group, Inc. *	27,293	889,206

Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corp.	106,311	15,032,375

Semiconductors & Semiconductor Equipment - 7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	38,556	12,745,071
Texas Instruments, Inc.	109,076	23,511,332
		36,256,403
Software - 5.2%
Microsoft Corp.	6,483	2,789,570
Oracle Corp.	95,186	15,665,712
Salesforce, Inc.	19,945	4,234,124
Workday, Inc., Class A *	11,665	2,048,724
		24,738,130
Specialized REITs - 1.4%
Extra Space Storage, Inc., REIT	49,725	6,860,558

Specialty Retail - 5.6%
Home Depot, Inc. (The)	48,652	18,224,553
Ross Stores, Inc.	44,544	8,403,225
		26,627,778
Technology Hardware, Storage & Peripherals - 8.1%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	479,343	38,827,298

Textiles, Apparel & Luxury Goods - 2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	19,424	12,536,340

Tobacco - 6.0%
British American Tobacco plc (United Kingdom)	146,651	8,859,715
Philip Morris International, Inc.	108,632	19,492,926
		28,352,641
Total Common Stocks (Cost $279,483,881)		453,883,018

Investments	Shares	Value ($)
Master Limited Partnerships - 3.0%

Oil, Gas & Consumable Fuels - 3.0%
Enterprise Products Partners LP (Cost $11,167,285)	428,261	14,213,983

Investments	Principal Amount ($)	Value ($)
Short-Term Investments - 1.4%

Commercial Paper - 0.9%
AES Corp. (The)
3.93%, 02/02/2026(a)(b)	742,000	741,755
General Motors Financial Co., Inc.
3.75%, 02/02/2026(a)(b)	1,963,000	1,962,382

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Global Payments, Inc.
4.00%, 02/02/2026(b)	1,379,000	1,378,540
Total Commercial Paper (Cost $4,083,561)		4,082,677

Investments	Shares	Value ($)
Investment Companies - 0.5%
JPMorgan US Government Money Market Fund 3.65% (c)
(Cost $2,527,765)	2,527,765	2,527,765

Total Short-Term Investments (Cost $6,611,326)		6,610,442
Total Investments - 99.7% (Cost $297,262,492)		474,707,443
Other assets less liabilities - 0.3%		1,571,861
Net Assets - 100.0%		476,279,304

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $2,704,137, which represents approximately 0.57% of net assets of the Fund.
(b)	The rate shown was the current yield as of January 31, 2026.
(c)	Represents 7-day effective yield as of January 31, 2026.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund

Schedule of Investments

January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	6.7%
Beverages	1.4
Diversified Telecommunication Services	4.3
Electronic Equipment, Instruments & Components	5.2
Food Products	1.4
Health Care Equipment & Supplies	7.7
Health Care Providers & Services	8.4
Hotels, Restaurants & Leisure	0.5
Insurance	1.7
Interactive Media & Services	13.5
IT Services	0.1
Machinery	4.5
Media	0.2
Oil, Gas & Consumable Fuels	6.2
Semiconductors & Semiconductor Equipment	7.6
Software	5.2
Specialized REITs	1.4
Specialty Retail	5.6
Technology Hardware, Storage & Peripherals	8.1
Textiles, Apparel & Luxury Goods	2.6
Tobacco	6.0
Short-Term Investments	1.4
Total Investments	99.7%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 93.9%

Aerospace & Defense - 2.7%
AAR Corp. *	55,495	5,877,475
Astronics Corp. *	201,752	15,282,714
Ducommun, Inc. *	151,237	17,142,714
Kratos Defense & Security Solutions, Inc. *	89,382	9,207,240
VSE Corp.	18,078	3,951,309
		51,461,452
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. *	105,865	5,990,900
Radiant Logistics, Inc. *	448,839	3,020,687
		9,011,587
Automobile Components - 0.6%
Dorman Products, Inc. *	78,237	9,717,036
Holley, Inc. *	417,218	1,606,289
		11,323,325
Banks - 5.7%
Ameris Bancorp	179,436	14,466,130
Avidbank Holdings, Inc. *	147,527	4,293,036
Axos Financial, Inc. *	123,336	12,209,031
Columbia Banking System, Inc.	116,664	3,434,588
Customers Bancorp, Inc. *	124,057	9,802,984
Dime Community Bancshares, Inc.	225,312	7,665,114
Old National Bancorp	537,423	13,129,244
Red River Bancshares, Inc.	49,990	4,152,169
Seacoast Banking Corp. of Florida	366,161	12,244,424
SmartFinancial, Inc.	160,839	6,420,693
Valley National Bancorp	808,114	10,069,101
Webster Financial Corp.	180,708	11,885,165
		109,771,679
Biotechnology - 0.5%
CareDx, Inc. *	461,758	9,489,127
Exagen, Inc. *	110,112	405,212
		9,894,339
Building Products - 1.4%
Insteel Industries, Inc.	331,340	10,980,608
Janus International Group, Inc. *	1,206,313	8,275,307
Quanex Building Products Corp.	415,410	7,776,475
		27,032,390
Capital Markets - 0.9%
Ceragon Networks Ltd. (Israel) *	512,215	1,178,094
Moelis & Co., Class A	69,959	5,013,962
Perella Weinberg Partners, Class A	512,180	11,426,736
		17,618,792
Chemicals - 1.5%
Aspen Aerogels, Inc. *	545,975	1,839,936
Intrepid Potash, Inc. *	195,241	6,411,714
LSB Industries, Inc. *	1,132,729	10,523,052
Mativ Holdings, Inc.	939,834	11,325,000
		30,099,702
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	188,603	8,683,282
ACCO Brands Corp.	758,625	2,966,224
Healthcare Services Group, Inc. *	419,080	7,887,086
Interface, Inc., Class A	112,656	3,545,284
		23,081,876
Communications Equipment - 3.7%
ADTRAN Holdings, Inc. *	1,160,493	10,699,746
Aviat Networks, Inc. *	282,130	6,153,255
Ciena Corp. *	28,462	7,167,016
Digi International, Inc. *	149,147	6,423,761
Harmonic, Inc. *	882,161	8,574,605
Inseego Corp. *	477,997	5,205,387
KVH Industries, Inc. *	185,354	1,238,165
NETGEAR, Inc. *	218,879	4,576,760
NetScout Systems, Inc. *	186,555	5,188,095
Ribbon Communications, Inc. *	758,178	1,986,426
Viavi Solutions, Inc. *	609,029	14,896,849
		72,110,065
Construction & Engineering - 2.6%
Ameresco, Inc., Class A *	493,458	15,464,974
Arcosa, Inc.	109,222	12,502,642
Concrete Pumping Holdings, Inc. *	533,888	3,085,872
Dycom Industries, Inc. *	30,053	10,951,013
Matrix Service Co. *	626,462	8,970,936
		50,975,437
Construction Materials - 0.7%
Eagle Materials, Inc.	45,304	9,233,408
Titan America SA (Belgium)	314,549	5,460,571
		14,693,979
Consumer Staples Distribution & Retail - 0.4%
Chefs' Warehouse, Inc. (The) *	134,172	8,439,419

Containers & Packaging - 0.6%
Ranpak Holdings Corp., Class A *	438,213	2,208,593
TriMas Corp.	260,010	9,040,548
		11,249,141
Diversified Consumer Services - 1.8%
Lincoln Educational Services Corp. *	683,631	18,225,603
Phoenix Education Partners, Inc.	196,490	5,994,910
Universal Technical Institute, Inc. *	394,940	10,991,180
		35,211,693
Electrical Equipment - 1.1%
LSI Industries, Inc.	247,816	5,479,212
Thermon Group Holdings, Inc. *	350,703	15,869,311
		21,348,523
Electronic Equipment, Instruments & Components - 6.4%
908 Devices, Inc. *	555,324	3,504,094
Advanced Energy Industries, Inc.	84,307	21,528,636
Airgain, Inc. *	387,298	1,634,398
Belden, Inc.	72,798	8,554,493
Benchmark Electronics, Inc.	227,753	11,875,041
Fabrinet (Thailand) *	18,742	9,173,084
OSI Systems, Inc. *	20,705	5,179,149

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Plexus Corp. *	26,272	5,236,798
Rogers Corp. *	103,827	10,096,137
TTM Technologies, Inc. *	208,403	20,465,175
Vishay Intertechnology, Inc.	903,286	18,201,213
Vishay Precision Group, Inc. *	169,189	8,472,985
		123,921,203
Energy Equipment & Services - 3.1%
Flowco Holdings, Inc., Class A	410,680	8,583,212
Geospace Technologies Corp. *	298,229	4,610,620
Helix Energy Solutions Group, Inc. *	478,941	3,802,792
Natural Gas Services Group, Inc.	259,180	8,977,995
Oil States International, Inc. *	2,265,850	19,191,750
ProPetro Holding Corp. *	427,000	4,906,230
RPC, Inc.	290,888	1,934,405
SEACOR Marine Holdings, Inc. *	947,958	6,332,359
Seadrill Ltd. *	43,027	1,655,679
Smart Sand, Inc.	56,920	264,678
		60,259,720
Financial Services - 2.0%
Flywire Corp. *	510,424	6,431,342
MGIC Investment Corp.	251,141	6,760,716
NMI Holdings, Inc., Class A *	237,694	9,203,512
Radian Group, Inc.	173,518	5,708,742
Remitly Global, Inc. *	689,550	9,115,851
Walker & Dunlop, Inc.	33,524	2,108,324
		39,328,487
Food Products - 1.8%
Mama's Creations, Inc. *	1,140,829	17,226,518
Utz Brands, Inc.	812,580	8,564,593
Vital Farms, Inc. *	313,577	8,921,266
		34,712,377
Gas Utilities - 0.4%
ONE Gas, Inc.	90,840	7,227,230

Ground Transportation - 0.7%
Covenant Logistics Group, Inc., Class A	70,955	1,745,493
FTAI Infrastructure, Inc.	2,020,187	11,757,488
		13,502,981
Health Care Equipment & Supplies - 3.5%
Alphatec Holdings, Inc. *	596,270	8,842,684
AngioDynamics, Inc. *	239,794	2,484,266
Artivion, Inc. *	265,579	10,827,656
AtriCure, Inc. *	145,908	5,388,382
Axogen, Inc. *	313,731	10,933,525
Beta Bionics, Inc. *	257,395	3,559,773
Embecta Corp.	347,343	3,685,309
Envista Holdings Corp. *	215,458	5,056,799
Profound Medical Corp. (Canada) *	270,997	2,032,478
SI-BONE, Inc. *	471,278	7,813,789
Teleflex, Inc.	40,713	4,249,216
Treace Medical Concepts, Inc. *	1,327,156	3,079,002
		67,952,879
Health Care Providers & Services - 5.4%
Aveanna Healthcare Holdings, Inc. *	679,662	5,709,161
Brookdale Senior Living, Inc. *	1,700,595	25,508,925
Concentra Group Holdings Parent, Inc.	340,116	7,543,773
Cross Country Healthcare, Inc. *	117,245	1,092,723
Hinge Health, Inc., Class A *	230,531	8,045,532
InfuSystem Holdings, Inc. *	655,469	5,414,174
LifeStance Health Group, Inc. *	1,392,756	9,846,785
Pennant Group, Inc. (The) *	372,229	10,280,965
Progyny, Inc. *	170,860	4,078,428
RadNet, Inc. *	81,889	5,740,419
Strata Critical Medical, Inc. *	1,889,923	9,222,824
Talkspace, Inc. *	2,056,176	8,306,951
Viemed Healthcare, Inc. *	462,272	3,545,626
		104,336,286
Health Care REITs - 0.2%
Strawberry Fields REIT, Inc., REIT	284,283	3,729,793

Health Care Technology - 0.8%
HealthStream, Inc.	363,183	8,095,349
Simulations Plus, Inc. *	421,125	7,112,801
		15,208,150
Hotels, Restaurants & Leisure - 0.6%
Cheesecake Factory, Inc. (The)	107,637	6,238,640
El Pollo Loco Holdings, Inc. *	480,252	4,864,953
		11,103,593
Household Durables - 4.7%
Beazer Homes USA, Inc. *	605,576	13,062,274
Century Communities, Inc.	204,371	12,871,286
Champion Homes, Inc. *	107,161	8,399,279
Ethan Allen Interiors, Inc.	239,706	5,496,459
Hooker Furnishings Corp.	312,774	4,150,511
Installed Building Products, Inc.	53,559	15,432,490
M/I Homes, Inc. *	52,743	7,051,739
Smith Douglas Homes Corp., Class A *	328,284	5,922,243
Sonos, Inc. *	352,129	5,053,051
Taylor Morrison Home Corp., Class A *	202,922	12,368,096
Universal Electronics, Inc. *	217,747	860,101
		90,667,529
Household Products - 0.9%
Central Garden & Pet Co., Class A *	188,190	5,771,787
Spectrum Brands Holdings, Inc.	184,478	11,753,094
		17,524,881
Insurance - 2.4%
Axis Capital Holdings Ltd.	65,694	6,778,307
Citizens, Inc., Class A *	515,686	2,862,057
Kemper Corp.	110,961	4,372,973
Lincoln National Corp.	363,968	15,144,708
Old Republic International Corp.	226,810	8,884,148

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Stewart Information Services Corp.	113,041	7,622,355
		45,664,548
Interactive Media & Services - 0.6%
EverQuote, Inc., Class A *	221,724	5,033,135
fuboTV, Inc. *	855,790	1,908,412
QuinStreet, Inc. *	303,119	4,028,451
Trivago NV, ADR (Germany) *	256,572	733,796
		11,703,794
Leisure Products - 0.7%
Clarus Corp.	750,397	2,874,021
Johnson Outdoors, Inc., Class A	122,517	5,561,047
YETI Holdings, Inc. *	116,640	5,331,614
		13,766,682
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A *	35,029	10,288,017
CryoPort, Inc. *	448,374	4,264,037
Maravai LifeSciences Holdings, Inc., Class A *	1,855,917	6,235,881
Quanterix Corp. *	736,844	4,671,591
		25,459,526
Machinery - 7.4%
Aebi Schmidt Holding AG (Switzerland)	268,528	3,931,250
Albany International Corp., Class A	142,161	7,888,514
Astec Industries, Inc.	237,162	11,554,533
CECO Environmental Corp. *	284,163	19,161,111
Columbus McKinnon Corp.	142,919	3,012,733
Enpro, Inc.	54,055	12,907,253
Flowserve Corp.	81,441	6,364,614
Graham Corp. *	236,849	16,560,482
JBT Marel Corp.	56,053	8,817,697
Luxfer Holdings plc (United Kingdom)	394,362	5,970,641
Manitowoc Co., Inc. (The) *	728,984	9,418,473
Mayville Engineering Co., Inc. *	338,947	6,643,361
Park-Ohio Holdings Corp.	388,171	8,757,138
Timken Co. (The)	76,985	7,174,232
Titan International, Inc. *	546,444	5,213,076
Trinity Industries, Inc.	347,211	9,978,844
		143,353,952
Marine Transportation - 0.1%
Diana Shipping, Inc. (Greece)	511,762	1,187,288

Media - 0.9%
DoubleVerify Holdings, Inc. *	559,340	6,052,059
Magnite, Inc. *	339,952	4,919,105
National CineMedia, Inc.	725,292	2,618,304
Thryv Holdings, Inc. *	748,086	3,598,294
		17,187,762
Metals & Mining - 4.7%
Century Aluminum Co. *	228,861	10,374,269
Coeur Mining, Inc. *	585,348	11,964,513
Commercial Metals Co.	238,975	18,370,008
Ferroglobe plc	1,823,953	8,663,777
Hecla Mining Co.	523,234	11,783,230
Kaiser Aluminum Corp.	119,558	14,660,202
Materion Corp.	67,452	9,327,262
Ramaco Resources, Inc., Class B	431,141	5,656,570
		90,799,831
Multi-Utilities - 0.4%
Black Hills Corp.	108,145	7,892,422

Oil, Gas & Consumable Fuels - 2.9%
Dorian LPG Ltd.	337,561	9,968,176
Golar LNG Ltd. (Bermuda)	256,701	10,419,494
Murphy Oil Corp.	207,535	6,244,728
Navigator Holdings Ltd.	614,543	11,387,482
Riley Exploration Permian, Inc.	173,500	4,866,675
Scorpio Tankers, Inc. (Monaco)	198,820	12,648,929
Talos Energy, Inc. *	117,258	1,397,715
		56,933,199
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	174,809	14,638,506

Passenger Airlines - 0.2%
Allegiant Travel Co. *	40,159	3,559,292

Personal Care Products - 0.1%
Nature's Sunshine Products, Inc. *	87,037	2,195,073

Professional Services - 0.2%
Mistras Group, Inc. *	164,875	2,331,333
TIC Solutions, Inc. *	91,944	928,634
		3,259,967
Real Estate Management & Development - 0.8%
Douglas Elliman, Inc. *	1,421,549	3,838,182
Forestar Group, Inc. *	433,454	11,278,473
		15,116,655
Residential REITs - 0.5%
UMH Properties, Inc., REIT	632,791	9,890,523

Retail REITs - 1.1%
FrontView REIT, Inc., REIT	443,675	7,280,707
Tanger, Inc., REIT	166,440	5,445,917
Whitestone REIT, REIT	624,292	8,889,918
		21,616,542
Semiconductors & Semiconductor Equipment - 5.5%
Ambiq Micro, Inc. *	193,681	5,885,966
Amtech Systems, Inc. *	649,129	10,911,858
Axcelis Technologies, Inc. *	129,580	11,412,111
Cohu, Inc. *	320,007	9,133,000
FormFactor, Inc. *	227,146	16,011,522
inTEST Corp. *	328,743	3,007,998
Onto Innovation, Inc. *	19,755	3,991,498
Silicon Motion Technology Corp., ADR (Taiwan)	128,467	15,278,580
Ultra Clean Holdings, Inc. *	403,043	17,604,918
Veeco Instruments, Inc. *	416,787	13,016,258
		106,253,709

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Software - 0.6%
Braze, Inc., Class A *	105,085	2,187,870
CS Disco, Inc. *	284,499	1,778,119
I3 Verticals, Inc., Class A *	163,276	3,626,360
Kaltura, Inc. *	196,547	320,371
Silvaco Group, Inc. *	417,467	1,870,252
SimilarWeb Ltd. (Israel) *	567,625	2,957,326
		12,740,298
Specialized REITs - 0.8%
Outfront Media, Inc., REIT	606,423	14,748,207

Specialty Retail - 1.7%
Lithia Motors, Inc., Class A	11,385	3,682,364
MarineMax, Inc. *	241,554	6,529,205
National Vision Holdings, Inc. *	336,316	8,861,927
OneWater Marine, Inc., Class A *	285,883	3,796,526
Outdoor Holding Co. *	1,667,543	2,718,095
Warby Parker, Inc., Class A *	275,315	7,023,286
		32,611,403
Technology Hardware, Storage & Peripherals - 0.4%
Eastman Kodak Co. *	385,878	2,824,627
Xerox Holdings Corp.	1,940,948	4,250,676
		7,075,303
Textiles, Apparel & Luxury Goods - 0.1%
Fossil Group, Inc. *	365,159	1,267,102

Trading Companies & Distributors - 3.4%
Alta Equipment Group, Inc.	667,965	4,515,443
Boise Cascade Co.	127,730	10,321,861
Custom Truck One Source, Inc. *	675,234	4,267,479
DNOW, Inc. *	216,695	3,291,597
Herc Holdings, Inc.	14,888	2,134,046
NPK International, Inc. *	233,522	3,224,939
QXO, Inc. *	170,115	3,773,151
Titan Machinery, Inc. *	681,408	11,086,508
Transcat, Inc. *	130,092	7,845,848
WESCO International, Inc.	50,378	14,580,905
		65,041,777
Total Common Stocks (Cost $1,353,299,104)		1,816,761,869

Exchange Traded Funds - 0.5%

State Street SPDR S&P Regional Banking ETF (Cost $9,458,433)	151,882	10,451,001

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Number of Rights	Value ($)
Rights - 0.0%(a)

IT Services - 0.0%(a)
Flexion, Inc., CVR *‡(b) (Cost $27,802)	44,841	—

Investments	Shares	Value ($)
Short-Term Investments - 5.3%

Investment Companies - 5.3%
JPMorgan US Government Money Market Fund 3.65% (c) (Cost $102,494,566)	102,494,566	102,494,566

Total Investments - 99.7% (Cost $1,465,279,905)		1,929,707,436
Other assets less liabilities - 0.3%		5,202,140
Net Assets - 100.0%		1,934,909,576

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of January 31, 2026 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of January 31, 2026.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	0.5
Automobile Components	0.6
Banks	5.7
Biotechnology	0.5
Building Products	1.4
Capital Markets	0.9
Chemicals	1.5
Commercial Services & Supplies	1.2
Communications Equipment	3.7
Construction & Engineering	2.6
Construction Materials	0.7
Consumer Staples Distribution & Retail	0.4
Containers & Packaging	0.6
Diversified Consumer Services	1.8
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	6.4
Energy Equipment & Services	3.1
Equity Funds	0.5
Financial Services	2.0
Food Products	1.8
Gas Utilities	0.4
Ground Transportation	0.7
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	5.4
Health Care REITs	0.2
Health Care Technology	0.8
Hotels, Restaurants & Leisure	0.6
Household Durables	4.7
Household Products	0.9
Insurance	2.4
Interactive Media & Services	0.6
Leisure Products	0.7
Life Sciences Tools & Services	1.3
Machinery	7.4
Marine Transportation	0.1
Media	0.9
Metals & Mining	4.7
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	2.9
Paper & Forest Products	0.7
Passenger Airlines	0.2
Personal Care Products	0.1
Professional Services	0.2
Real Estate Management & Development	0.8
Residential REITs	0.5
Retail REITs	1.1
Semiconductors & Semiconductor Equipment	5.5
Software	0.6
Specialized REITs	0.8
Specialty Retail	1.7
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	3.4
Short-Term Investments	5.3
Total Investments	99.7%

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 96.8%

Aerospace & Defense - 3.5%
Curtiss-Wright Corp.	1,656	1,087,479
StandardAero, Inc. *	26,000	803,140
		1,890,619
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. *	7,211	408,070

Banks - 2.5%
Webster Financial Corp.	20,500	1,348,285

Biotechnology - 2.2%
CareDx, Inc. *	32,515	668,183
Exelixis, Inc. *	11,971	495,121
		1,163,304
Building Products - 2.4%
Advanced Drainage Systems, Inc.	5,300	805,812
Lennox International, Inc.	977	483,693
		1,289,505
Capital Markets - 4.6%
Evercore, Inc., Class A	3,790	1,338,893
Houlihan Lokey, Inc., Class A	4,502	757,777
Raymond James Financial, Inc.	2,343	388,610
		2,485,280
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. *	3,800	987,658

Communications Equipment - 1.5%
Ciena Corp. *	3,200	805,792

Construction & Engineering - 4.1%
Arcosa, Inc.	1,496	171,247
Dycom Industries, Inc. *	2,762	1,006,445
Quanta Services, Inc.	2,118	1,005,267
		2,182,959
Construction Materials - 2.5%
Eagle Materials, Inc.	1,479	301,435
James Hardie Industries plc, ADR *	29,676	682,251
Titan America SA (Belgium)	20,625	358,050
		1,341,736
Consumer Staples Distribution & Retail - 3.6%
Casey's General Stores, Inc.	793	480,954
Chefs' Warehouse, Inc. (The) *	9,979	627,679
Performance Food Group Co. *	8,400	801,780
		1,910,413
Electrical Equipment - 3.6%
Generac Holdings, Inc. *	4,500	756,180
nVent Electric plc	10,500	1,178,730
		1,934,910
Electronic Equipment, Instruments & Components - 8.7%
Belden, Inc.	5,175	608,114
Coherent Corp. *	6,201	1,315,728
Fabrinet (Thailand) *	2,136	1,045,444
Flex Ltd. *	19,448	1,226,002
OSI Systems, Inc. *	1,895	474,015
		4,669,303
Entertainment - 1.1%
Roku, Inc., Class A *	5,900	561,680

Financial Services - 3.3%
Rocket Cos., Inc., Class A	61,500	1,102,695
Walker & Dunlop, Inc.	10,692	672,420
		1,775,115
Ground Transportation - 3.6%
FTAI Infrastructure, Inc.	97,500	567,450
JB Hunt Transport Services, Inc.	4,032	817,367
XPO, Inc. *	3,685	545,785
		1,930,602
Health Care Providers & Services - 6.2%
Cardinal Health, Inc.	6,729	1,445,928
Ensign Group, Inc. (The)	1,225	210,283
Quest Diagnostics, Inc.	3,435	642,448
Tenet Healthcare Corp. *	5,500	1,041,040
		3,339,699
Hotel & Resort REITs - 1.2%
Ryman Hospitality Properties, Inc., REIT	6,750	639,225

Hotels, Restaurants & Leisure - 4.2%
Aramark	11,000	423,390
Cheesecake Factory, Inc. (The)	15,715	910,841
Texas Roadhouse, Inc., Class A	5,215	937,970
		2,272,201
Household Durables - 5.2%
Beazer Homes USA, Inc. *	30,780	663,925
Century Communities, Inc.	12,350	777,803
SharkNinja, Inc. *	8,000	945,600
Toll Brothers, Inc.	2,891	417,720
		2,805,048
Insurance - 2.6%
Axis Capital Holdings Ltd.	6,212	640,954
Old Republic International Corp.	19,000	744,230
		1,385,184
Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories, Inc., Class A *	3,808	1,118,410

Machinery - 3.3%
CECO Environmental Corp. *	8,600	579,898
Donaldson Co., Inc.	3,200	326,208
Enpro, Inc.	3,615	863,190
		1,769,296
Multi-Utilities - 0.4%
Black Hills Corp.	3,030	221,129

Oil, Gas & Consumable Fuels - 3.4%
Expand Energy Corp.	9,074	1,020,009
HF Sinclair Corp.	4,591	238,686

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Permian Resources Corp., Class A	36,371	586,664
		1,845,359
Passenger Airlines - 2.4%
Delta Air Lines, Inc.	12,694	836,408
Southwest Airlines Co.	10,000	475,200
		1,311,608
Professional Services - 0.9%
CBIZ, Inc. *	12,537	493,331

Real Estate Management & Development - 1.6%
Colliers International Group, Inc. (Canada)	6,408	875,974

Semiconductors & Semiconductor Equipment - 9.2%
Axcelis Technologies, Inc. *	7,276	640,797
Entegris, Inc.	10,500	1,239,735
Onto Innovation, Inc. *	6,650	1,343,633
Silicon Motion Technology Corp., ADR (Taiwan)	7,574	900,776
Ultra Clean Holdings, Inc. *	19,000	829,920
		4,954,861
Software - 0.6%
Trimble, Inc. *	4,503	304,403

Specialty Retail - 0.9%
Warby Parker, Inc., Class A *	18,000	459,180

Trading Companies & Distributors - 2.8%
FTAI Aviation Ltd.	2,500	680,800
QXO, Inc. *	36,500	809,570
		1,490,370
Total Common Stocks (Cost $35,948,344)		51,970,509

Investments	Shares	Value ($)
Short-Term Investments - 2.9%

Investment Companies - 2.9%
JPMorgan US Government Money Market Fund 3.65% (a) (Cost $1,540,820)	1,540,820	1,540,820

Total Investments - 99.7% (Cost $37,489,164)		53,511,329
Other assets less liabilities - 0.3%		163,214
Net Assets - 100.0%		53,674,543

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2026.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	0.8
Banks	2.5
Biotechnology	2.2
Building Products	2.4
Capital Markets	4.6
Commercial Services & Supplies	1.8
Communications Equipment	1.5
Construction & Engineering	4.1
Construction Materials	2.5
Consumer Staples Distribution & Retail	3.6
Electrical Equipment	3.6
Electronic Equipment,Instruments & Components	8.7
Entertainment	1.1
Financial Services	3.3
Ground Transportation	3.6
Health Care Providers & Services	6.2
Hotel & Resort REITs	1.2
Hotels, Restaurants & Leisure	4.2
Household Durables	5.2
Insurance	2.6
Life Sciences Tools & Services	2.1
Machinery	3.3
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	3.4
Passenger Airlines	2.4
Professional Services	0.9
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	9.2
Software	0.6
Specialty Retail	0.9
Trading Companies & Distributors	2.8
Short-Term Investments	2.9
Total Investments	99.7%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 90.6%

Australia - 2.4%
Glencore plc	75,455	514,404
Ora Banda Mining Ltd. *	70,525	59,113
		573,517
Belgium - 0.8%
Shurgard Self Storage Ltd., REIT	5,069	183,993

Canada - 18.3%
Agnico Eagle Mines Ltd.	2,223	422,577
Canadian National Railway Co.	2,184	210,100
Canadian Pacific Kansas City Ltd.	3,025	224,867
Franco-Nevada Corp.	2,219	519,432
G Mining Ventures Corp. *	13,433	425,882
Imperial Oil Ltd.	4,022	406,350
LunR Royalties Corp. *	6,091	80,518
NGEx Minerals Ltd. *	24,342	503,412
Nutrien Ltd.	7,782	535,793
TransAlta Corp.	18,992	242,691
Wheaton Precious Metals Corp.	5,973	786,910
		4,358,532
China - 4.0%
Contemporary Amperex Technology Co. Ltd., Class H	5,800	361,905
GDS Holdings Ltd., Class A *	106,300	591,889
		953,794
Faroe Islands - 1.0%
Bakkafrost P/F	4,742	229,072

France - 0.4%
Air Liquide SA	511	95,691

Germany - 1.5%
FUCHS SE (Preference)	8,452	365,354

Hong Kong - 4.7%
CK Asset Holdings Ltd.	93,500	547,736
Hongkong Land Holdings Ltd.	66,200	561,699
		1,109,435
Indonesia - 1.9%
United Tractors Tbk. PT	290,567	452,662

Japan - 3.3%
Kansai Paint Co. Ltd.	23,100	368,662
Komatsu Ltd.	8,300	317,684
Shin-Etsu Chemical Co. Ltd.	3,100	101,942
		788,288
Kazakhstan - 2.2%
NAC Kazatomprom JSC, GDR (a)	6,544	534,727

Mexico - 9.2%
FIBRA Macquarie Mexico, REIT (a)	222,866	463,433
GCC SAB de CV	38,960	421,591
Grupo Mexico SAB de CV, Series B	84,983	943,634
Prologis Property Mexico SA de CV, REIT	77,819	357,568
		2,186,226
Russia - 0.0%
Alrosa PJSC *‡(b)	48,132	—

Singapore - 0.3%
Sheng Siong Group Ltd.	28,100	60,103

South Korea - 4.6%
Samsung Electronics Co. Ltd. (Preference)	6,068	491,514
SK Square Co. Ltd. *	1,555	608,707
		1,100,221
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,410	466,090

United Kingdom - 8.9%
Ashtead Group plc	4,699	302,520
Big Yellow Group plc, REIT	27,538	389,823
Cranswick plc	3,210	231,041
Derwent London plc, REIT	12,796	338,923
Great Portland Estates plc, REIT	40,307	206,276
Shell plc	16,863	649,687
		2,118,270
United States - 25.1%
American Water Works Co., Inc.	561	72,442
BXP, Inc., REIT	2,693	174,156
Carlisle Cos., Inc.	497	169,422
Charter Communications, Inc., Class A *	570	117,488
CRH plc	2,698	329,303
Cummins, Inc.	498	288,252
Deere & Co.	278	146,784
Douglas Emmett, Inc., REIT	19,310	203,914
EastGroup Properties, Inc., REIT	1,028	186,726
Equinix, Inc., REIT	507	416,212
Equity Residential, REIT	2,809	175,057
Extra Space Storage, Inc., REIT	2,910	401,493
HCA Healthcare, Inc.	900	439,443
IDACORP, Inc.	2,495	331,311
Noble Corp. plc	12,310	438,482
ONEOK, Inc.	6,195	490,582
PulteGroup, Inc.	2,734	341,996
Reliance, Inc.	977	321,922
RPM International, Inc.	1,614	172,634
SLB Ltd.	1,356	65,603
UGI Corp.	10,655	427,372
Williams Cos., Inc. (The)	3,947	265,475
		5,976,069
Total Common Stocks (Cost $17,281,679)		21,552,044

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Master Limited Partnerships - 4.3%

United States - 4.3%
Black Stone Minerals LP	27,319	403,502
Enterprise Products Partners LP	18,707	620,885
Total Master Limited Partnerships (Cost 894,332)		1,024,387

Investments	Ounces	Value ($)
Commodities - 2.1%

Gold bullion*
(Cost $274,172)	100	483,978

Investments	Shares	Value ($)
Exchange Traded Funds - 1.4%

United States - 1.4%
iShares Gold Trust
(Cost $252,338)	3,723	339,537

Short-Term Investment - 3.1%

Investment Companies - 3.1%
JPMorgan US Government Money Market Fund 3.65% (c) (Cost $739,352)	739,352	739,352

Total Investments - 101.5% (Cost $19,441,873)		24,139,298
Liabilities in excess of other assets - (1.5)%		(346,874)
Net Assets - 100.0%		23,792,424

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of January 31, 2026 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at January 31, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of January 31, 2026.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Building Products	0.7%
Chemicals	6.9
Commodities	2.1
Commodity Funds	1.4
Construction Materials	3.2
Consumer Staples Distribution & Retail	0.3
Electric Utilities	1.4
Electrical Equipment	1.5
Energy Equipment & Services	2.1
Food Products	2.0
Gas Utilities	1.8
Ground Transportation	1.8
Health Care Providers & Services	1.8
Household Durables	1.4
Independent Power and Renewable Electricity Producers	1.0
Industrial Conglomerates	2.5
Industrial REITs	4.2
IT Services	2.5
Machinery	3.1
Media	0.5
Metals & Mining	19.3
Office REITs	3.9
Oil, Gas & Consumable Fuels	16.0
Real Estate Management & Development	4.7
Residential REITs	0.7
Semiconductors & Semiconductor Equipment	2.0
Specialized REITs	5.9
Technology Hardware, Storage & Peripherals	2.1
Trading Companies & Distributors	1.3
Water Utilities	0.3
Short-Term Investments	3.1
Total Investments	101.5%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 113.2%
Alabama 1.3%
Alabama Housing Finance Authority,
Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,340,000	7,266,855
Black Belt Energy Gas District,
Revenue, Series 2025 C, 5.50%, 08/01/2034 (b)(c)(d)	60,000,000	64,463,040
Homewood Educational Building Authority,
CHF - Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	4,790,000	4,824,414
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	10,230,000	10,303,497
CHF - Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	7,004,594
		93,862,400
American Samoa 0.0%(e)
American Samoa Economic Development Authority,
Revenue, Series 2018, 6.50%, 09/01/2028 (d)	150,000	156,733
Revenue, Series 2021 A, 5.00%, 09/01/2038 (d)	1,000,000	1,026,961
		1,183,694
Arizona 2.1%
Arizona Industrial Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	1,095,000	1,082,957
Revenue, GNMA Insured, Series 2025 A, 5.00%, 10/01/2045	2,100,000	2,141,021
Revenue, GNMA Insured, Series 2025 A, 5.10%, 10/01/2050	3,500,000	3,553,517
Revenue, GNMA Insured, Series 2025 A, 5.15%, 10/01/2053	1,350,000	1,369,510
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (d)	2,115,000	1,643,520
Great Lakes Senior Living Communities LLC, Revenue, Series 2025 A2, 5.13%, 01/01/2059	27,500,000	25,437,107
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.75%, 03/01/2035 (d)	1,275,000	1,346,784
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.88%, 03/01/2055 (d)	16,500,000	16,933,696
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (d)	19,000,000	19,235,083
KIPP Nashville Obligated Group, Revenue, Series 2022 A, 5.00%, 07/01/2062	2,160,000	2,072,845
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (d)	1,840,000	1,846,288
San Tan Montessori School, Inc. Obligated Group, Revenue, Refunding, Series 2025, 6.88%, 02/01/2065 (d)	10,000,000	10,004,551
Estrella Mountain Ranch Community Facilities District,
Special Assessment, Series 2025, 5.05%, 07/01/2040	450,000	454,995
Special Assessment, Series 2025, 5.80%, 07/01/2049	920,000	909,758
Floreo at Teravalis Community Facilities District,
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 5.75%, 07/01/2040	1,469,000	1,551,890
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 6.13%, 07/01/2045	1,958,000	2,028,023
Industrial Development Authority of the City of Phoenix Arizona (The),
Downtown Phoenix Student Housing II LLC, Revenue, Series 2019 A, 5.00%, 07/01/2059	25,000	23,575
Industrial Development Authority of the County of Pima (The),
Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	472,686
Revenue, GNMA Insured, Series 2024 D-1, 4.65%, 07/01/2054	570,000	559,075
Maricopa County & Phoenix Industrial Development Authorities,
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055	2,735,000	2,691,991

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Maricopa County Industrial Development Authority,
Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (b)(c)(d)	8,400,000	8,213,276
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (d)	2,225,000	2,136,900
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (d)	2,000,000	2,055,569
Paragon Management, Inc., Revenue, Series 2025, 5.63%, 07/01/2045 (d)	535,000	538,367
Paragon Management, Inc., Revenue, Series 2025, 5.88%, 07/01/2060 (d)	1,060,000	1,056,446
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (d)	380,000	384,907
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (d)	2,000,000	1,905,150
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (d)	4,850,000	4,607,374
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (d)	12,135,000	10,381,363
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (d)	320,000	341,076
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (d)	550,000	565,978
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (d)	1,120,000	1,150,350
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (d)	1,640,000	1,681,201
Wake Preparatory Academy, Revenue, Series 2025, 6.50%, 06/15/2060	5,000,000	5,055,565
Superstition Vistas,
Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	349,083
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	74,325
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	303,910
Assessment Area 5, Special Assessment, Series 2025, 5.15%, 07/01/2035	219,000	227,599
Assessment Area 5, Special Assessment, Series 2025, 5.60%, 07/01/2040	172,000	182,305
Assessment Area 5, Special Assessment, Series 2025, 6.20%, 07/01/2049	469,000	481,826
Assessment Area 6, Special Assessment, Series 2025, 5.90%, 07/01/2049	412,000	410,537
Superstition Vistas Community Facilities District No. 2,
Assessment Area 2, Special Assessment, Series 2025, 5.20%, 07/01/2035	210,000	217,194
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 07/01/2049	441,000	452,047
Tempe Industrial Development Authority,
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	3,100,000	2,974,411
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	2,133,565
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	247,634
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,625,073
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,690,957
Town of Florence,
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.00%, 07/01/2039	125,000	128,089
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.60%, 07/01/2049	435,000	425,666
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	75,000	76,906
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	275,000	269,099

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Westpark Community Facilities District,
Westpark Community Facilities District Special Assessment District No. 2, Special Assessment, Series 2025, 5.15%, 07/01/2035	579,000	597,803
Westpark Community Facilities District Special Assessment District No. 2, Special Assessment, Series 2025, 6.13%, 07/01/2045	982,000	1,017,845
		153,318,268
Arkansas 0.4%
Arkansas Development Finance Authority,
Hybar LLC, Revenue, AMT, Series 2023 B, 7.37%, 07/01/2048 (b)(d)(f)	11,250,000	12,197,321
United States Steel Corp., Revenue, AMT, Series 2023, 5.70%, 05/01/2053	250,000	254,056
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	362,561
City of Brookland,
Revenue, Series 2025, 4.75%, 04/01/2045	285,000	283,775
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,113,886
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,448,468
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	7,945,792
County of Jefferson,
COP, Series 2020, 2.40%, 09/01/2040	4,060,000	2,860,916
COP, Series 2020, 2.60%, 09/01/2051	5,760,000	3,275,599
		31,742,374
California 10.5%
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	2,500,000	2,267,173
California Community Housing Agency,
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (d)	12,800,000	10,539,639
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (d)	64,255,000	42,771,148
Summit at Sausalito Apartments, Revenue, Series 2021 A-1, 3.00%, 02/01/2057 (d)	1,000,000	677,711
California County Tobacco Securitization Agency,
Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (h)	95,610,000	22,081,617
California Housing Finance Agency,
Revenue, Series 2025 B, 4.35%, 02/01/2043 (a)	9,000,000	9,077,828
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (b)(c)(d)	96,745,000	72,558,750
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (d)	1,615,000	1,565,709
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (d)	2,100,000	1,941,715
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (d)	8,550,000	7,893,455
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (d)	9,400,000	9,333,952
California Municipal Finance Authority,
Special Tax, Series 2025 B, 5.00%, 09/01/2045	1,220,000	1,236,158
Special Tax, Series 2025 B, 5.13%, 09/01/2050	1,220,000	1,235,205
Special Tax, Series 2025 B, 5.13%, 09/01/2055	1,735,000	1,747,285
Revenue, Series 2025-1, 3.44%, 03/02/2026 (b)(c)(d)	4,000,000	2,487,622
BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	1,007,659
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,066,950
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,238,365

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (d)	2,000,000	2,099,531
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	3,250,000	2,664,093
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	331,412
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	660,799
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	780,747
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,224,978
John Adams Academy - Roseville, Revenue, Series 2015 A, 5.25%, 10/01/2045	1,325,000	1,293,289
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (d)	1,000,000	963,800
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (d)	1,250,000	1,166,789
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (d)	7,800,000	7,154,862
Palmdale Aerospace Academy, Inc. (The), Revenue, Series 2016 A, 5.00%, 07/01/2046 (d)	1,670,000	1,557,842
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (d)	710,000	713,131
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (d)	695,000	701,397
Vista Charter Public Schools, Inc., Revenue, Series 2014, 6.00%, 07/01/2044	2,460,000	2,460,341
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (d)	775,000	820,751
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (d)	3,230,000	3,382,994
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (d)	5,560,000	5,848,501
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (d)	1,500,000	1,551,456
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (d)	400,000	365,712
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.63%, 03/01/2035 (d)	1,255,000	1,332,570
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.50%, 03/01/2045 (d)	14,740,000	15,287,110
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2055 (d)	12,000,000	12,379,699
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.63%, 03/01/2065 (d)	16,500,000	16,733,564
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.00%, 06/01/2040 (d)	1,500,000	1,606,789
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.50%, 06/01/2055 (d)	5,000,000	5,171,781
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.63%, 06/01/2065 (d)	10,500,000	10,871,443
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (d)	28,000,000	29,957,575
California School Finance Authority,
Fenton Charter Public Schools, Revenue, Series 2020 A, 5.00%, 07/01/2058 (d)	625,000	545,121
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (d)	1,000,000	1,007,709
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (d)	2,305,000	2,320,195
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (d)	830,000	806,085
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (d)	755,000	713,464
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (d)	4,805,000	4,485,240
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (d)	735,000	692,500
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (d)	5,475,000	5,041,130

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (d)	2,000,000	1,890,380
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2054 (d)	750,000	666,937
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (d)	13,030,000	11,506,142
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (d)	5,340,000	4,961,170
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 B, 7.50%, 06/15/2029 (d)	300,000	302,225
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 6.75%, 06/01/2064 (d)	19,235,000	18,163,653
Sycamore Creek Community Charter School, Revenue, Series 2025 B, 11.00%, 06/01/2032 (d)	640,000	655,207
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (d)	6,790,000	5,351,712
California Statewide Communities Development Authority,
Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,163,578
California Statewide Financing Authority,
Revenue, Series 2006 A, 0.00%, 06/01/2046 (h)	15,000,000	3,814,178
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	595,000	608,422
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	818,026
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	175,000	178,948
Chino Community Facilities District,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	687,041
City & County of San Francisco,
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (d)	1,000,000	959,999
City of Los Angeles Department of Airports,
Revenue, AMT, Refunding, Series 2025 A, 5.50%, 05/15/2055 (a)	59,140,000	62,608,395
Revenue, AMT, Refunding, Series 2025 B, 5.25%, 05/15/2050 (a)	14,085,000	14,757,530
Revenue, AMT, Refunding, Series 2025 B, 5.50%, 05/15/2055 (a)	18,025,000	19,081,117
Revenue, AMT, Refunding, Series 2025A, 5.00%, 05/15/2055 (a)	3,645,000	3,710,869
CMFA Special Finance Agency I,
Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (d)	5,040,000	3,792,435
CSCDA Community Improvement Authority,
Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (d)	22,965,000	19,055,007
City of Orange Portfolio, Revenue, Senior Lien, Series 2021 A-2, 3.00%, 03/01/2057 (d)	3,000,000	2,035,526
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (d)	23,865,000	15,477,596
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (d)	150,000	118,801
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (d)	6,250,000	4,059,632
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (d)	19,365,000	13,854,147
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (d)	160,000	112,486
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (d)	4,950,000	3,369,413
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (d)	2,250,000	1,581,550
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (d)	40,095,000	24,111,553

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (d)	3,885,000	2,736,333
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (d)	27,800,000	21,170,870
Golden State Tobacco Securitization Corp.,
Revenue, Refunding, Series 2021 B-2, 0.00%, 06/01/2066 (h)	50,000,000	5,243,645
Inland Empire Tobacco Securitization Corp.,
Revenue, Series 2007 C-2, 0.00%, 06/01/2047 (h)	40,000,000	6,651,088
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	62,089
Revenue, Series 2015 B, 3.38%, 06/01/2031	70,000	66,475
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	118,044
Revenue, Series 2015 B, 3.50%, 06/01/2033	110,000	102,505
Revenue, Series 2015 B, 4.00%, 06/01/2037	780,000	743,003
Revenue, Series 2015 B, 5.00%, 06/01/2040	4,020,000	4,019,883
Revenue, Series 2015 B, 4.00%, 06/01/2045	13,980,000	11,353,145
Municipal Improvement Corp. of Los Angeles,
City of Los Angeles, Revenue, Series 2025 A, 5.00%, 05/01/2055 (a)	20,000,000	20,620,782
River Islands Public Financing Authority,
Community Facilities District No. 2003-, Special Tax, Series 2019 A, 4.13%, 09/01/2049	75,000	64,843
San Diego County Regional Airport Authority,
Revenue, Senior Lien, AMT, Series 2023 B, 5.00%, 07/01/2053 (a)	9,740,000	9,911,667
San Francisco City & County Airport Comm-San Francisco International Airport,
Revenue, Second Series, AMT, Series 2018 D, 5.00%, 05/01/2048 (a)	12,245,000	12,328,834
Revenue, AMT, Series 2019 A, 5.00%, 05/01/2049 (a)	30,130,000	30,374,897
Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (a)	18,700,000	18,838,715
Revenue, Second Series, AMT, Series 2025 A, 5.25%, 05/01/2055 (a)	3,525,000	3,667,407
Revenue, Second Series, AMT, Series 2025 D, 5.25%, 05/01/2055 (a)	24,360,000	25,343,458
San Jacinto Unified School District,
GO, Series 2025, 4.13%, 08/01/2052 (a)	7,500,000	7,271,073
GO, Series 2025, 4.13%, 08/01/2055 (a)	7,500,000	7,221,202
Woodland-Davis Clean Water Agency,
Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (d)	1,533,585	1,419,760
		764,205,734
Colorado 1.9%
Canyons Metropolitan District No. 5,
GO, Refunding, Series 2024 B, 6.50%, 12/15/2054	3,400,000	3,374,035
Colorado Educational & Cultural Facilities Authority,
Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	1,009,284
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (d)	2,000,000	1,774,167
Stanley Partnership for Art Culture & Education LLC, Revenue, Senior Lien, Series 2025 A1, 6.88%, 02/01/2059 (d)	5,000,000	5,255,510
Colorado Health Facilities Authority,
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.25%, 09/15/2045	3,000,000	3,026,357
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.50%, 09/15/2054	5,255,000	5,245,857
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.63%, 09/15/2059	9,505,000	9,538,746
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	160,000	160,488
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,820,123
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	189,548

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	200,000	180,331
Colorado State University Research Foundation,
Colorado State University System, Revenue, Series 2025 A, 5.38%, 03/01/2055 (d)	1,250,000	1,226,106
Flying Horse North Metropolitan District No. 5,
GO, Series 2026A, 0.00%, 12/01/2055 (i)	3,370,000	2,432,195
Foster Farm Business Improvement District,
GO, Series 2025 A, 0.00%, 12/01/2055 (d)(i)	6,625,000	4,617,041
Haymeadow Metropolitan District No. 1,
GO, Series 2025 A, 6.13%, 12/01/2054	1,625,000	1,663,982
Hess Ranch Metropolitan District No. 5,
Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	1,800,000	1,852,552
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	1,683,319	1,731,706
Ledge Rock Center Residential Metropolitan District No. 1,
GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,103,654
Legacy Community Authority,
Revenue, Series 2025 A, 6.75%, 12/01/2055	10,000,000	10,133,370
Mineral Business Improvement District,
GO, Series 2024 A, 5.75%, 12/01/2054 (d)	3,125,000	3,078,264
Mirabelle Metropolitan District No. 2,
GO, Refunding, Series 2025 B, 6.13%, 12/15/2049	2,100,000	2,072,869
Murphy Creek Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054 (d)	7,065,000	7,047,581
Newlin Crossing Metropolitan District,
GO, Series 2024 B, 7.75%, 12/15/2054 (d)	603,000	598,848
Pinon Pines Metropolitan District No. 3,
GO, Series 2025, 0.00%, 12/01/2054 (i)	4,000,000	3,636,668
Poudre Heights Valley Metropolitan District,
GO, Series 2024 A, 5.50%, 12/01/2054 (d)	980,000	919,800
Redlands 360 Metropolitan District No. 2,
Special Improvement District No. 1, Special Assessment, Series 2025, 6.25%, 12/01/2045	2,385,000	2,387,330
Ridge at Johnstown Metropolitan District,
Special Assessment, Series 2024, 5.88%, 12/01/2044 (d)	1,900,000	1,823,630
Rocky Mountain Rail Park Metropolitan District,
GO, Series 2021 A, 5.00%, 12/01/2051 (d)	4,000,000	3,636,256
Sky Dance Metropolitan District No. 2,
GO, Series 2024 A, 6.00%, 12/01/2054	2,500,000	2,535,028
Sky Ranch Community Authority Board,
GO, Series 2024 B, 6.50%, 12/15/2054	550,000	545,800
Sojourn at Idlewild Metropolitan District,
GO, Series 2025 A, 6.13%, 12/01/2055 (d)	2,500,000	2,563,041
St Vrain Lakes Metropolitan District No. 2,
GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	1,980,706
St. Vrain Lakes Metropolitan District No. 4,
GO, Series 2024 A, 0.00%, 09/20/2054 (d)(i)	17,585,000	12,811,392
STC Metropolitan District No. 2,
GO, Second Lien, Refunding, Series 2025 A-2, 6.25%, 12/01/2055 (d)	2,500,000	2,508,795
GO, Refunding, Series 2025 B, 8.00%, 12/15/2055 (d)	1,840,000	1,838,923
Sterling Ranch Community Authority Board,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, Refunding, Series 2025 B, 6.88%, 12/15/2055	1,700,000	1,704,169
Town of Del Norte,
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	552,489

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,330,577
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	966,524
Vail Home Partners Corp.,
Revenue, Series 2025, 5.88%, 10/01/2055 (d)	3,495,000	3,554,733
Revenue, Series 2025, 6.00%, 10/01/2064 (d)	13,000,000	13,259,461
Water Valley Metropolitan District No. 3,
GO, Series 2024 A, 5.25%, 12/01/2054	600,000	586,240
Waterview North Metropolitan District,
GO, Series 2024 A, 5.75%, 12/01/2054 (d)	2,750,000	2,660,610
Weems Neighborhood Metropolitan District,
GO, Series 2025 A, 5.88%, 12/01/2055	1,500,000	1,530,913
		140,465,699
Connecticut 1.1%
Connecticut Housing Finance Authority,
Revenue, Refunding, Series 2024 F-1, 4.75%, 11/15/2049 (a)	34,810,000	34,945,094
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (a)	10,010,000	10,019,988
Connecticut State Health & Educational Facilities Authority,
Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	2,955,462
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	6,086,805
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (d)	3,850,000	3,745,286
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (d)	1,265,000	1,171,136
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	4,200,000	3,812,393
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	240,000	211,187
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	3,965,000	2,980,073
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 5.50%, 10/01/2035	1,000,000	1,061,604
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 10/01/2045	2,050,000	2,116,847
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.50%, 10/01/2055	3,220,000	3,287,456
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	3,100,000	3,104,626
Steel Point Infrastructure Improvement District,
Tax Allocation, Series 2024, 5.63%, 04/01/2044 (d)	1,000,000	1,059,829
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (d)	2,500,000	2,655,304
		79,213,090
Delaware 0.1%
Delaware State Economic Development Authority,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, Series 2023 B, 5.25%, 11/15/2053	1,000,000	1,011,157
Town of Bridgeville,
Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (d)	865,000	869,425
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (d)	2,905,000	2,923,262
Town of Milton,
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (d)	1,265,000	1,280,382
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (d)	4,665,000	4,710,027
		10,794,253
District of Columbia 1.7%
District of Columbia,
Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	2,940,712

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia
Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2056 (d)	6,510,000	5,631,414
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2051 (d)	7,845,000	6,912,771
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (d)	7,180,000	6,404,773
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (d)	7,070,000	6,021,162
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	4,800,000	4,668,638
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	2,400,000	2,401,119
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (h)	30,000,000	7,018,743
Union Market TIF Area, Tax Allocation, Series 2021 A, 4.25%, 06/01/2046 (d)	8,635,000	7,013,595
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (d)(i)	14,470,000	8,831,469
Metropolitan Washington Airports Authority Aviation,
Revenue, AMT, Refunding, Series 2024 A, 5.50%, 10/01/2054 (a)	11,750,000	12,290,546
Revenue, AMT, Refunding, Series 2025A, 5.00%, 10/01/2050 (a)	5,590,000	5,709,420
Washington Metropolitan Area Transit Authority Dedicated,
Revenue, Second Lien, Series 2025 A, 5.00%, 07/15/2060 (a)	5,585,000	5,718,733
Revenue, Second Lien, Series 2025 A, 5.50%, 07/15/2060 (a)	37,990,000	40,517,478
		122,080,573
Florida 18.5%
Academical Village Community Development District,
Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,866,542
Alachua County Housing Finance Authority,
Woodland Park II LLC, Revenue, Series 2025 A, 6.30%, 07/01/2043 (b)(c)(d)	3,250,000	3,415,942
Anabelle Island Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	146,299
Antillia Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	630,000	645,092
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,310,000	1,326,220
Arbors Community Development District,
Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (d)	1,000,000	1,003,800
Arbors Community Development District 2024,
Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (d)	875,000	888,029
Ave Maria Stewardship Community District,
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	807,936
Assessment Phase 5, Special Assessment, Series 2025, 5.60%, 05/01/2056	1,655,000	1,635,515
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	262,605
Babcock Ranch Community Independent Special District,
Assessment Area, Special Assessment, Series 2024, 5.00%, 05/01/2044 (d)	4,390,000	4,416,417
Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (d)	2,500,000	2,469,049
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2042	15,000	15,295
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2053	4,245,000	4,054,409
Bella Collina Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	688,756
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	902,405
Bella Tara Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,543,480
Master Infrastructure Project, Special Assessment, Series 2025, 6.50%, 05/01/2056	4,000,000	4,112,452

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Bellehaven Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2045	1,500,000	1,552,885
Assessment Area 1, Special Assessment, Series 2025, 6.05%, 05/01/2055	1,250,000	1,281,915
Berry Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,430,000	1,877,329
Berry Bay II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	551,595
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,100,000	1,070,043
Bridle Creek Community Development District,
Special Assessment, Series 2025, 6.38%, 05/01/2056	3,000,000	3,082,623
Brightwater Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (d)	655,000	673,497
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (d)	1,450,000	1,471,012
Buckhead Trails Community Development District,
Special Assessment, Series 2024, 5.60%, 05/01/2044	590,000	598,610
Special Assessment, Series 2024, 5.88%, 05/01/2054	995,000	995,004
Buckhead Trails II Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.50%, 05/01/2046 (d)(j)	750,000	750,140
Assessment Area 1, Special Assessment, Series 2026, 5.80%, 05/01/2056 (d)(j)	1,040,000	1,039,115
Caldera Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,425,000	1,429,178
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	2,390,000	2,293,104
Capital Projects Finance Authority,
Heritage Charter Academy, Inc., Revenue, Series 2025 A1, 7.50%, 06/15/2065 (d)	4,355,000	4,387,153
Heritage Charter Academy, Inc., Revenue, Series 2025 A2, 7.50%, 06/15/2065 (d)	11,685,000	11,747,779
Heritage Charter Academy, Inc., Revenue, Series 2025 B1, 9.00%, 06/15/2042 (d)	1,030,000	1,031,787
Heritage Charter Academy, Inc., Revenue, Series 2025 B2, 9.00%, 06/15/2042 (d)	940,000	941,700
Imagine School At North Port, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2065 (d)	5,000,000	5,024,266
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (d)	820,000	846,527
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (d)	510,000	519,134
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (d)	1,460,000	1,495,363
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (d)	4,800,000	4,348,123
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (d)	1,885,000	1,662,348
PRG - UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (d)(i)	118,665,000	10,205,166
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 01/01/2040 (d)	1,500,000	1,587,025
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.75%, 01/01/2045 (d)	1,500,000	1,551,290
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.25%, 01/01/2055 (d)	4,500,000	4,711,254
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.13%, 01/01/2065 (d)	8,000,000	8,230,154

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Capital Trust Agency, Inc.,
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (d)	2,450,000	1,921,851
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (d)	3,250,000	2,516,217
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (d)	1,085,000	1,086,873
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (d)	2,000,000	1,485,601
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (d)	4,365,000	3,928,744
University Bridge LLC, Revenue, Series 2018 A, 5.25%, 12/01/2058 (d)	12,500,000	11,833,078
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (d)	9,000,000	9,390,559
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (d)	1,000,000	933,132
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (d)	1,500,000	1,339,968
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (d)	1,750,000	1,526,334
Academir Charter Schools, Inc., Revenue, Series 2025 A, 6.63%, 07/01/2065 (d)	2,500,000	2,525,064
Babcock Neighborhood School, Inc., Revenue, Series 2024, 5.75%, 08/15/2054 (d)	2,125,000	2,027,050
Babcock Neighborhood School, Inc., Revenue, Series 2024, 6.00%, 08/15/2063 (d)	1,600,000	1,556,399
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (d)	1,500,000	1,528,262
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (d)	810,000	824,295
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (d)	1,250,000	1,266,319
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (d)	1,100,000	1,115,949
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2050 (d)	2,000,000	1,945,660
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2055 (d)	2,500,000	2,394,985
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.38%, 07/01/2065 (d)	7,445,000	7,126,213
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 B, 7.75%, 07/01/2034 (d)	1,475,000	1,493,333
QSH/St Augustine LLC, Revenue, Series 2026 A, 8.50%, 07/01/2057 (d)	3,000,000	3,007,110
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,774,982
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 06/15/2050 (d)	1,000,000	915,894
Caymas Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	997,335
Cedar Crossings Community Development District,
Special Assessment, Series 2025, 5.50%, 05/01/2055 (d)	700,000	680,751
Center Lake Ranch West Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.60%, 05/01/2055 (d)	1,000,000	997,978
Central Parc Community Development District,
Special Assessment, Series 2024, 4.90%, 05/01/2031	365,000	372,668
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	755,087
Chaparral Palm Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,007,424
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	2,250,000	2,229,274
Chapel Creek Community Development District,
Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	965,000	970,988

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2041 (d)	4,345,000	4,120,173
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (d)	4,345,000	3,533,030
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.88%, 10/01/2045	1,500,000	1,558,664
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 6.13%, 10/01/2055	4,000,000	4,138,578
Connerton East Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.63%, 06/15/2055	1,000,000	1,008,636
Coral Bay Lee County Community Development District,
Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,021,210
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,229,697
Coral Creek Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,615,000	1,628,197
Coral Lakes Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,015,814
County of Miami-Dade,
Aviation, Revenue, AMT, Series 2025 A, 5.50%, 10/01/2055 (a)	15,000,000	15,687,222
County of Palm Beach,
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2055 (d)	7,900,000	8,127,390
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2065 (d)	10,500,000	10,775,586
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2045 (d)	1,000,000	1,025,219
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.75%, 10/01/2055 (d)	1,100,000	1,132,627
Provident Group - LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (d)	3,650,000	3,161,260
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	13,099,972
Provident Group - LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,878,575
Creekview Community Development District,
Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,360,000	1,352,620
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,490,000	3,441,134
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	975,000	988,704
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,340,000	1,337,363
Crosswinds East Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,750,000	1,767,749
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	775,629
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	978,293
Curiosity Creek Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.60%, 05/01/2045 (d)	1,750,000	1,755,209
Assessment Area 2, Special Assessment, Series 2025, 5.88%, 05/01/2056 (d)	3,250,000	3,237,682
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (d)	900,000	908,213
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (d)	1,475,000	1,461,689
Cypress Creek Reserve Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	970,000	1,005,777
Cypress Creek Reserve Community Development District Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,900,000	1,950,375

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Cypress Reserve Community Development District,
Assessments, Special Assessment, Series 2025, 5.60%, 05/01/2045 (d)	1,000,000	1,009,607
Assessments, Special Assessment, Series 2025, 5.80%, 05/01/2056 (d)	2,375,000	2,378,037
Deering Park Stewardship District,
Assessment Area 1, Special Assessment, Series 2025, 6.25%, 05/01/2055	2,630,000	2,712,249
Del Webb Oak Creek Community Development District,
Special Assessment, Series 2025, 5.38%, 05/01/2045 (d)	1,290,000	1,302,043
Special Assessment, Series 2025, 5.63%, 05/01/2055 (d)	1,290,000	1,293,860
Dewey Robbins Community Development District,
Special Assessment, Series 2025, 5.60%, 05/01/2045	905,000	914,002
Special Assessment, Series 2025, 5.80%, 05/01/2055	1,325,000	1,322,366
Dowden West Community Development District,
Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	502,999
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	855,295
East Nassau Stewardship District,
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,505,000	1,263,137
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,519,194
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,605,000	1,581,096
East Palm Drive Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	507,186
Edgewater East Community Development District,
Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,660,000	2,075,795
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,630,000	2,421,600
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	11,170,000	8,944,486
Assessment Area 3, Special Assessment, Series 2025, 6.30%, 05/01/2055	1,700,000	1,740,372
Edgewater East Community Development District Assessment Area Three, Special Assessment, Series 2025, 6.10%, 05/01/2045	925,000	957,859
Edgewater West Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,991,187
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	3,000,000	2,894,241
Entrada Community Development District,
Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	900,000	902,513
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	708,762
Epperson North Community Development District,
Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,633,254
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	469,589
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	743,162
Everlands Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	1,002,943
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (d)	750,000	755,918
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.50%, 06/15/2054 (d)	1,000,000	987,961
Everlands II Community Development District,
Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	738,495

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Fish Lake Cover Community Development District,
Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.35%, 05/01/2045	835,000	834,900
Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,180,000	1,154,262
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (b)(c)(d)	197,240,000	71,006,400
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (b)(c)(d)	92,860,000	33,429,600
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (d)	5,000,000	4,674,314
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 06/15/2026 (b)(c)(d)	285,000,000	199,500,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	25,415,000	19,061,250
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	189,735,000	142,301,250
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (d)	1,000,000	994,465
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (d)	2,790,000	2,711,657
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (d)	1,500,000	1,445,057
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (d)	2,000,000	1,985,360
Glenridge on Palmer Ranch Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 06/01/2051 (d)	2,075,000	1,902,598
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	3,000,000	2,946,394
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	937,539
Renaissance Charter School, Inc. Series 2025 Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 06/15/2055 (d)	4,500,000	4,563,667
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (d)	7,200,000	6,843,899
SFP - Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (d)	6,550,000	6,189,272
Florida Local Government Finance Commission,
BridgePrep Academy, Inc. Series 2025 Obligated Group, Revenue, Series 2025 A, 6.13%, 06/15/2065 (d)	7,500,000	7,561,577
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2050 (d)	2,610,000	2,662,214
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2055 (d)	2,000,000	2,028,611
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (d)	3,510,000	3,546,003
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.75%, 11/15/2055 (d)	2,500,000	2,611,807
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.88%, 11/15/2064 (d)	6,500,000	6,800,089
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	921,966
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	830,750
Gardens at Hammock Beach Community Development District,
Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	530,000	533,304
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	180,000	184,058
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	695,000	712,585
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	860,000	871,767

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	552,997
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,953,695
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,053,360
Governors Park South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.40%, 05/01/2045	845,000	840,896
Assessment Area 1, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,250,000	1,228,200
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,697,128
Greater Orlando Aviation Authority,
Revenue, AMT, Series 2019 A, 5.00%, 10/01/2054	10,000,000	10,024,184
Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (a)	37,315,000	38,912,903
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	1,012,090
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,354,796
Groves at Lake Marion Community Development District,
Special Assessment, Series 2026, 5.30%, 12/15/2046 (d)	700,000	692,716
Special Assessment, Series 2026, 5.60%, 12/15/2055 (d)	700,000	693,931
Hamilton Bluff Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,383,568
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,003,261
Hammock Oaks Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,135,000	1,150,733
Assessment Area 3, Special Assessment, Series 2025, 5.55%, 05/01/2045 (d)	1,000,000	1,016,518
Assessment Area 3, Special Assessment, Series 2025, 5.75%, 05/01/2055 (d)	1,700,000	1,710,306
Harmony on Lake Eloise Community Development District,
Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,250,916
Harmony West Community Development District,
Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	631,261
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,001,795
Harvest Hills South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2056	2,060,000	2,033,244
Hawthorne Mill North Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,006,399
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,379,479
Hickory Tree Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,462,725
Highland Trails Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2045	2,000,000	2,007,526
Assessment Area 2, Special Assessment, Series 2025, 5.85%, 05/01/2056	1,750,000	1,739,675
Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	896,420
Hillcrest Community Development District,
Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	297,850

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Hillcrest Preserve Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044 (d)	1,000,000	988,463
Special Assessment, Series 2024, 5.30%, 05/01/2054 (d)	1,500,000	1,441,880
Hills of Minneola Community Development District,
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	676,217
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,037,022
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (d)	4,500,000	3,700,297
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,940,000	1,602,979
Hobe-St. Lucie Conservancy District,
Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,964,799
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,737,440
Hyde Park Community Development District No. 1,
Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	428,991
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	680,219
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,600,000	1,663,624
Ibis Landing Community Development District,
Ibis Landing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.70%, 06/15/2045	615,000	639,614
Ibis Landing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 06/15/2055	800,000	820,424
Kelly Park Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.30%, 05/01/2045	650,000	653,708
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	915,000	903,967
Kings Creek I Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	795,000	815,782
Kings Creek I Community Development District Assessment Area One, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,750,000	1,779,050
Kingston One Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	4,000,000	4,119,847
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2057	9,400,000	9,599,751
Kissimmee Park Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,543,480
Offsite Master Infrastructure Pro, Special Assessment, Series 2025, 6.50%, 05/01/2056	8,500,000	8,738,960
Lake Hideaway Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,880,000	1,917,392
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,585,000	2,592,536
Lake Mattie Preserve Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	571,296
Special Assessment, Series 2025, 5.45%, 05/01/2045	980,000	975,257
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,080,000	1,052,242
Lakefront Estates Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,850,000	1,851,021
Lakes of Sarasota Community Development District,
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	674,904
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	2,325,000	2,415,840

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Lakewood Ranch Stewardship District,
Special Assessment, Series 2024, 5.50%, 05/01/2055	655,000	655,649
Special Assessment, Series 2025, 6.00%, 05/01/2056	8,230,000	8,469,488
Assessment Azario, Special Assessment, Series 2020 A, 3.90%, 05/01/2050	770,000	633,682
Assessment Northeast Sector Project Phase 1A, Special Assessment, Series 2018, 5.10%, 05/01/2048	2,530,000	2,526,727
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	420,000	344,442
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	575,000	587,019
Northeast Sector Project, Special Assessment, Refunding, Series 2020, 4.00%, 05/01/2050 (d)	595,000	492,801
Landings Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	281,166
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,050,614
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	859,724
Landings Community Development District SW Phase 1 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	1,785,000	1,841,605
Landings Community Development District SW Phase 1 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	3,245,000	3,317,748
Langley South Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2055	210,000	207,441
Leomas Landing Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 11/01/2045	450,000	452,110
Assessment Area 2, Special Assessment, Series 2025, 5.70%, 11/01/2054	555,000	551,965
Liberty Cove Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,088,493
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,968,545
Live Oak Lake Community Development District,
Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,502,955
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,425,691
Longleaf Community Development District,
Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (d)	820,000	832,645
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	665,000	662,834
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,095,000	1,052,618
Los Cayos Community Development District,
Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	803,952
Lowery Hills Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045 (d)	725,000	728,809
Assessment Area 1, Special Assessment, Series 2025, 5.85%, 05/01/2055 (d)	1,000,000	998,020
LT Ranch Community Development District,
Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	837,879
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	283,854
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,021,311
LTC Ranch West Residential Community Development District,
Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,860,000	1,509,497

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	609,104
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,210,000	1,222,114
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,585,000	1,555,610
Magnolia Island Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.55%, 05/01/2045	750,000	755,307
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2055	1,870,000	1,866,267
Assessment Area 2, Special Assessment, Series 2025 A, 5.45%, 05/01/2045 (d)	730,000	729,911
Assessment Area 2, Special Assessment, Series 2025 A, 5.75%, 05/01/2056 (d)	1,000,000	985,615
Malabar Springs Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	995,000	996,497
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,495,000	1,454,496
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.95%, 05/01/2054	1,305,000	1,323,243
Mckendree Pointe Community Development District,
Special Assessment, Series 2025, 6.00%, 05/01/2056	2,100,000	2,076,287
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,258,814
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	997,665
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	944,181
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2046	4,625,000	4,172,167
Miami-Dade County Industrial Development Authority,
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Series 2022 A, 5.25%, 07/01/2052 (d)	2,465,000	2,218,110
Miami Community Charter School, Revenue, Series 2025, 6.38%, 06/01/2065 (d)	2,250,000	2,282,748
Miami Community Charter School, Inc., Revenue, Refunding, Series 2020 A, 5.00%, 06/01/2047 (d)	2,225,000	1,994,643
Miami Community Charter School, Inc., Revenue, Series 2025, 6.25%, 06/01/2055 (d)	750,000	760,088
Mirada Community Development District,
Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	1,865,000	1,880,049
Newfield Community Development District,
Newfield Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 5.90%, 05/01/2056	2,915,000	2,968,470
Newport Isles Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,445,690
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,587,339
Normandy Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (d)	1,485,000	1,469,945
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (d)	4,955,000	4,734,927
North AR-1 Pasco Community Development District,
Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	810,000	811,325
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	935,000	963,536
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	1,305,000	1,329,198

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Northlake Stewardship District,
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2045	1,250,000	1,296,521
Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2056	3,000,000	3,085,531
Northridge Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045 (d)	1,875,000	1,922,586
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055 (d)	2,375,000	2,416,195
Orange County Health Facilities Authority,
Orlando Health Obligated Group, Revenue, Refunding, Series 2025 A, 5.25%, 10/01/2056 (a)	33,905,000	35,091,604
Paddocks Community Development District,
Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (d)	1,000,000	997,312
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (d)	1,375,000	1,329,351
Palermo Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.35%, 06/15/2045	745,000	760,576
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	879,364
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	5,160,000	4,092,146
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	10,675,000	9,969,904
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,069,728
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,265,807
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	1,935,000	1,880,644
Spring Lake - Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	962,339
Palm Gate Community Development District,
Special Assessment, Series 2025, 5.55%, 06/15/2055	1,000,000	982,188
Palmetto Ridge Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.45%, 05/01/2046	1,370,000	1,357,525
Assessment Area 1, Special Assessment, Series 2026, 5.70%, 05/01/2055	2,030,000	1,994,781
Parker Pointe Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	711,194
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	996,672
Parker Road Community Development District,
Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,624,726
Parrish Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2023 A, 5.63%, 05/01/2053	1,725,000	1,746,507
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,335,000	1,356,441
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,060,000	2,066,331
Parrish Lakes II Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	2,000,000	1,996,971
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,863,832
Parrish Plantation Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	690,000	715,207
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,510,000	1,548,896

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Pasadena Ridge Community Development District,
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	2,475,000	2,411,257
Peace Creek Village Community Development District,
Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	908,841
Special Assessment, Series 2025, 5.60%, 05/01/2045 (d)	710,000	716,549
Special Assessment, Series 2025, 5.85%, 05/01/2055 (d)	2,125,000	2,127,259
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,817,435
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,896,997
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	2,015,000	2,016,030
Pinery Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.60%, 05/01/2046	1,250,000	1,243,215
Assessment Area 1, Special Assessment, Series 2026, 5.88%, 05/01/2056	1,870,000	1,855,090
Poitras East Community Development District,
Special Assessment, Series 2025, 5.85%, 05/01/2045	665,000	684,044
Special Assessment, Series 2025, 6.10%, 05/01/2055	1,000,000	1,020,881
Preston Cove Community Development District,
Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,559,627
Radiance Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.40%, 05/01/2056 (d)	2,500,000	2,565,049
Ranches at Lake Mcleod Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	600,000	607,595
Assessment Area 2, Special Assessment, Series 2025, 5.65%, 06/15/2055	1,000,000	1,001,021
Reflection Bay Community Development District,
Reflection Bay Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.63%, 05/01/2045	725,000	741,015
Reflection Bay Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2055	1,200,000	1,216,896
Regal Village Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	725,728
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	2,992,693
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (d)	900,000	889,918
River Landing Community Development District,
Special Assessment, Series 2025, 5.20%, 05/01/2045	640,000	642,733
Special Assessment, Series 2025, 5.45%, 05/01/2055	900,000	891,667
Rivers Edge III Community Development District,
Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,703,687
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,220,000	2,239,399
Rivers Edge III Community Development District Series 2025 Assessment, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	464,935
Rivers Edge III Community Development District Series 2025 Assessment, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,000,000	1,025,470
Riverwalk Community Development District,
Special Assessment, Series 2025, 5.20%, 05/01/2045 (d)	625,000	628,126
Special Assessment, Series 2025, 5.45%, 05/01/2055 (d)	1,000,000	990,741

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Rookery Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	790,771
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,445,486
Rustic Oaks Community Development District,
Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,723,710
Assessments, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,385,000	1,935,565
Rye Crossing Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	650,534
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	694,264
Saltleaf Community Development District,
Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,320,145
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,040,285
Saltmeadows Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.75%, 05/01/2045 (d)	405,000	418,377
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2055 (d)	750,000	769,760
Savanna Lakes Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	632,586
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	749,459
Sawgrass Village Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (d)	700,000	712,574
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (d)	1,380,000	1,387,167
Scenic Terrace South Community Development District,
Special Assessment, Series 2022, 4.63%, 05/01/2053	1,935,000	1,741,718
Seagrove Community Development District,
Special Assessment, Series 2024, 4.88%, 06/15/2044	1,500,000	1,472,697
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,211,266
Seminole Palms Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (d)	1,670,000	1,641,436
Shadowlawn Community Development District,
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,480,000	1,487,929
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,800,000	1,786,702
Silver Oaks Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,480,000	1,493,008
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	515,330
Six Mile Creek Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,240,000	1,856,439
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	965,839
Solaeris Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	525,208
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,917,327
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,903,853
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2045 (d)	2,000,000	2,062,253
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 05/01/2056 (d)	3,000,000	3,073,966

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Somerset Bay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (d)	920,000	922,787
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (d)	1,905,000	1,888,422
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,245,000	1,297,140
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	961,949
Southshore Bay Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	682,819
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	921,039
Stonegate Preserve Community Development District,
Stonegate Preserve Community Development District Series 2023 Special Assessmen, Special Assessment, Series 2025, 5.70%, 06/15/2045	700,000	723,757
Stonegate Preserve Community Development District Series 2023 Special Assessmen, Special Assessment, Series 2025, 5.88%, 06/15/2055	1,250,000	1,274,264
Sugarloaf Community Development District,
Assessment Area 1, Special Assessment, Series 2026, 5.38%, 12/15/2046 (d)	590,000	590,050
Assessment Area 1, Special Assessment, Series 2026, 5.63%, 12/15/2055 (d)	800,000	792,514
Summit View Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	950,000	975,612
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,305,000	1,326,626
Sunrise Community Development District,
Sunrise Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.63%, 05/01/2045 (d)	2,500,000	2,477,934
Sunrise Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2055 (d)	4,000,000	3,896,897
Tern Bay Community Development District,
Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,333,315
Terra Lago Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045	1,040,000	1,056,741
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2055	1,525,000	1,535,310
Terreno Community Development District,
Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	888,911
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,005,374
Timber Creek Southwest Community Development District,
Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,853,416
Tolomato Community Development District,
Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	867,606
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	880,000	844,654
Tradition Community Development District No. 9,
Special Assessment, Series 2025, 5.65%, 05/01/2056	895,000	895,470
Triple Creek Community Development District,
Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (d)	1,040,000	853,172

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Twisted Oaks Pointe Community Development District,
Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,025,000	1,046,436
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,325,000	1,337,415
Two Ridges Community Development District,
Two Ridges Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 5.75%, 05/01/2045	500,000	516,594
Two Ridges Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 6.00%, 05/01/2055	665,000	682,313
Two Rivers West Community Development District,
Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	771,232
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,355,000	1,380,705
V-Dana Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.38%, 05/01/2045	1,000,000	1,008,230
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,375,000	1,370,238
Veranda Community Development District II,
Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (d)	180,000	152,087
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	495,000	497,601
Verano No. 2 Community Development District,
Special Assessment, Series 2024, 5.35%, 05/01/2044 (d)	500,000	505,273
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	791,039
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,005,538
Verano No. 4 Community Development District,
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	466,597
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	875,000	900,035
Village Community Development District No. 15,
Special Assessment, Series 2024, 4.80%, 05/01/2055 (d)	2,500,000	2,385,198
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,690,000	2,703,438
Villamar Community Development District,
Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,012,118
Waterford Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	680,000	662,418
Assessment Area 3, Special Assessment, Series 2025, 6.00%, 05/01/2045	500,000	520,139
Assessment Area 3, Special Assessment, Series 2025, 6.25%, 05/01/2056 (d)	1,665,000	1,716,099
Waterset South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2056 (d)	1,010,000	1,010,527
West Villages Improvement District,
Special Assessment, Series 2025, 5.50%, 05/01/2055 (d)	1,000,000	979,474
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	910,000	951,032
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,705,000	1,771,804

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	1,012,669
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,505,000	2,111,066
Westside Haines City Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,070,000	2,112,475
Westview South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2055 (d)	2,000,000	2,067,212
Willowbrook Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	670,000	679,989
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	975,000	976,568
Willowbrook Community Development District Assessment Area Two, Special Assessment, Series 2025, 5.65%, 05/01/2045 (d)	1,000,000	1,014,100
Willowbrook Community Development District Assessment Area Two, Special Assessment, Series 2025, 5.88%, 05/01/2056 (d)	1,250,000	1,257,583
Windsor Cay Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,032,808
Woodcreek Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	750,000	725,232
Woodland Crossing Community Development District,
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.13%, 05/01/2035 (d)	375,000	396,396
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2045 (d)	1,000,000	1,028,240
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 6.13%, 05/01/2056 (d)	1,925,000	1,964,768
Woodland Preserve Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.30%, 05/01/2045 (d)	630,000	633,594
Assessment Area 1, Special Assessment, Series 2025, 5.50%, 05/01/2055 (d)	845,000	837,216
Woodland Ranch Estates Community Development District,
Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	720,260
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,591,600
		1,353,228,619
Georgia 4.9%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (d)	34,440,000	35,687,251
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (d)(i)	132,920,000	119,673,964
PRG - CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2050 (d)	1,000,000	1,036,135
PRG - CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2055 (d)	750,000	772,743
City of Atlanta,
Department of Aviation, Revenue, AMT, Series 2025B B-1, 5.50%, 07/01/2055 (a)	25,000,000	26,310,931
DeKalb County Development Authority,
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	471,461

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,213,908
Development Authority of Bulloch County,
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (d)	3,225,000	3,152,318
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (d)	265,000	267,160
Development Authority of Lagrange,
LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	15,375,000	12,851,618
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (d)	10,000,000	8,841,613
Fulton County Residential Care Facilities for the Elderly Authority,
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (d)	6,680,000	6,279,372
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (d)	4,000,000	3,758,878
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (d)	12,400,000	10,048,856
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (d)	8,700,000	6,857,215
Gainesville & Hall County Hospital Authority,
Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	847,997
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2054 (d)	16,420,000	15,508,677
Georgia Housing & Finance Authority,
Revenue, Refunding, Series 2024 C, 4.40%, 12/01/2044 (a)	4,500,000	4,498,748
Revenue, Refunding, Series 2024 C, 4.55%, 12/01/2049 (a)	20,000,000	19,672,756
Revenue, Series 2025 C, 5.15%, 06/01/2055	5,000,000	5,067,486
Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (a)	25,000,000	25,146,573
Oconee County Industrial Development Authority,
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	2,953,239
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	2,938,976
Savannah Georgia Convention Center Authority,
Revenue, Series 2025 A, 5.25%, 06/01/2061	4,000,000	3,944,216
Revenue, Series 2025 B, 6.00%, 06/01/2050 (d)	7,400,000	7,305,586
Revenue, Series 2025 B, 6.25%, 06/01/2061 (d)	32,455,000	32,370,400
		357,478,077
Hawaii 0.4%
State of Hawaii Airports System,
Revenue, AMT, Series 2025 A, 5.50%, 07/01/2054 (a)	17,935,000	19,042,336
State of Hawaii Department of Budget & Finance,
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (d)	3,000,000	3,092,561
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (d)	2,780,000	2,777,649
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (d)	2,500,000	2,400,697
		27,313,243
Idaho 0.3%
Avimor Community Infrastructure District No. 1,
Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (d)	2,242,000	2,277,297
Spring Valley Community Infrastructure District No. 1,
GO, Series 2026, 4.00%, 09/01/2028 (j)	130,000	130,677
GO, Series 2026, 4.00%, 09/01/2029 (j)	135,000	135,738

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Idaho
GO, Series 2026, 4.00%, 09/01/2031 (j)	70,000	70,234
GO, Series 2026, 4.05%, 09/01/2032 (j)	25,000	25,034
GO, Series 2026, 4.10%, 09/01/2033 (j)	155,000	155,242
GO, Series 2026, 4.40%, 09/01/2036 (j)	180,000	180,371
GO, Series 2026, 4.50%, 09/01/2037 (j)	185,000	185,373
GO, Series 2026, 4.65%, 09/01/2040 (j)	215,000	215,306
GO, Series 2026, 5.13%, 09/01/2045 (j)	400,000	400,244
GO, Series 2026, 5.40%, 09/01/2050 (j)	510,000	510,210
GO, Series 2026, 5.50%, 09/01/2055 (j)	680,000	680,102
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (d)	9,000,000	9,211,569
Assessment Area 2, Special Assessment, Series 2025, 6.25%, 09/01/2054 (d)	9,300,000	9,561,901
		23,739,298
Illinois 7.5%
Bellwood Municipal Housing Corp.,
Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (d)	8,450,000	7,937,931
Chicago Board of Education,
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (d)	57,075,000	58,517,080
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	939,499
GO, Series 2025 A, 5.75%, 12/01/2050	20,000,000	20,187,006
GO, Refunding, Series 2025 B, 6.00%, 12/01/2041	7,000,000	7,531,192
GO, Refunding, Series 2025 B, 6.00%, 12/01/2042	2,500,000	2,663,461
GO, Refunding, Series 2025 B, 6.00%, 12/01/2043	3,300,000	3,491,984
GO, Refunding, Series 2025 B, 6.00%, 12/01/2044	6,000,000	6,301,456
GO, Refunding, Series 2025 C, 5.50%, 12/01/2045	22,000,000	22,101,343
GO, Refunding, Series B, 7.00%, 12/01/2042 (d)	19,750,000	20,426,333
Chicago O'Hare International Airport,
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2048	10,000,000	10,571,298
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2055	9,670,000	10,080,887
Revenue, Senior Lien, AMT, BAM Insured, Series 2025 E, 5.00%, 01/01/2060 (g)	30,000,000	29,729,628
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2060	20,000,000	20,761,428
Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2052	7,435,000	7,355,004
City of Chicago,
GO, Series 2019 A, 5.50%, 01/01/2049	1,310,000	1,314,084
GO, BAM Insured, Series 2025 A, 6.00%, 01/01/2046	11,000,000	11,959,444
GO, Series 2025 A, 6.00%, 01/01/2050	37,800,000	39,551,856
GO, Series 2025 C, 6.00%, 01/01/2043	800,000	875,082
GO, Series 2025 F, 6.00%, 01/01/2045	1,755,000	1,880,041
GO, Series 2025 F, 6.00%, 01/01/2050	4,500,000	4,729,330
GO, Series 2025 F, 6.00%, 01/01/2055	6,000,000	6,267,374
City of Galesburg,
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	12,635,000	9,975,751
City of Harvey,
GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	5,293,000	4,059,520
City of Palos Heights,
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 A, 7.00%, 01/01/2050 (f)	8,790,000	7,911,000
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032 (f)	1,070,000	963,000
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	18,000,000	18,277,294
Illinois Finance Authority,
AIM Art in Motion, Revenue, Series 2021A, 5.00%, 07/01/2051 (d)	3,000,000	2,137,513
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,852,473
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2046	500,000	415,287

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	10,750,000	8,661,353
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (d)	2,360,000	2,392,454
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.13%, 10/01/2050 (d)	1,250,000	1,259,504
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	1,911,788
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	355,606
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	10,000	9,852
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	5,585,000	5,438,154
Illinois Institute of Technology, Revenue, Refunding, Series 2025 A, 5.88%, 09/01/2046 (d)	28,500,000	27,872,097
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	15,001
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	329,394
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,075,073
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,138,965
Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (d)	100,000	97,894
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (d)	1,185,000	1,212,574
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2049 (d)	2,500,000	2,489,096
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2058 (d)	1,350,000	1,325,221
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,171,300
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,483,205
Illinois Housing Development Authority,
Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (d)	1,635,000	1,619,216
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (d)	1,000,000	973,644
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund, Revenue, Refunding, Series 2020 A, 5.00%, 06/15/2050 (a)	47,780,000	47,625,088
Sangamon County School District No. 186 Springfield,
GO, BAM Insured, Series 2025, 5.50%, 06/01/2060	10,000,000	10,542,918
GO, BAM Insured, Series 2025, 5.00%, 06/01/2062	6,075,000	6,169,115
Schaumburg Cook & DuPage Counties,
Tax Allocation, Series 2025, 6.13%, 12/30/2038 (d)	3,700,000	3,738,501
State of Illinois,
GO, Series 2025 F, 5.25%, 09/01/2050 (a)	34,855,000	36,012,043
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (d)	2,000,000	1,816,260
Northern Kane Educational Corp., Revenue, Series 2025 A, 6.00%, 12/01/2055 (d)	2,000,000	2,011,266
Village of Bellwood,
Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,741,725
Village of Bridgeview,
GO, Refunding, Series 2014 A, 5.13%, 12/01/2044	15,000	13,753
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	100,000	100,021
Village of Lincolnwood,
North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (d)	5,831,091	5,832,537
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (d)	1,200,000	1,220,539
Village of Oswego,
GO, Series 2025 A, 5.00%, 12/15/2050	1,465,000	1,492,008

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (d)	5,625,000	5,746,058
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	1,190,000	1,075,689
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	6,200,000	5,152,253
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,391,601
		544,277,345
Indiana 2.2%
City of East Chicago,
Revenue, Series 2025, 6.50%, 07/15/2044 (d)	7,220,000	7,430,205
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 A, 6.25%, 10/01/2050 (d)	2,500,000	2,535,765
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (d)	8,000,000	8,164,958
Indiana Finance Authority,
Revenue, Series 2025, 5.25%, 07/01/2055	6,300,000	5,706,160
Revenue, Series 2025, 5.75%, 07/01/2060	9,300,000	8,979,955
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	7,845,000	6,783,368
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2048	7,000,000	6,851,748
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2053	2,765,000	2,659,139
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	1,025,000	880,478
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	10,000	7,896
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2055 (d)	1,000,000	1,002,069
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2060 (d)	890,000	888,353
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	736,435
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	25,000	19,546
PRG - UINDY Properties LLC, Revenue, Series 2025, 5.25%, 07/01/2045	5,200,000	4,946,485
PRG - UINDY Properties LLC, Revenue, Series 2025, 5.63%, 07/01/2050	1,250,000	1,208,535
Retirement Living, Inc. Obligated Group, Revenue, Refunding, Series 2025 A, 5.38%, 03/01/2055	1,700,000	1,716,783
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (d)	1,800,000	1,817,599
Indiana Housing & Community Development Authority,
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (a)	15,760,000	15,796,594
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (a)	28,130,000	27,964,385
Revenue, GNMA Insured, Series 2025 B-1, 5.00%, 07/01/2050 (a)	13,665,000	13,753,516
Revenue, GNMA Insured, Series 2025 B-1, 5.05%, 07/01/2055 (a)	31,450,000	31,637,685
Town of Whiteland,
Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (d)	1,125,000	1,088,511
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (d)	2,725,000	2,736,057
Town of Whitestown,
Tax Allocation, Refunding, Series 2026, 6.00%, 09/01/2050 (d)	3,080,000	3,048,486
Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (d)	2,170,000	2,080,951
		160,441,662

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Iowa 1.1%
Delaware County Memorial Hospital,
Revenue, Series 2025, 5.20%, 12/01/2035	715,000	749,904
Revenue, Series 2025, 5.60%, 12/01/2038	840,000	875,864
Revenue, Series 2025, 5.70%, 12/01/2039	890,000	926,934
Iowa Finance Authority,
Revenue, GNMA Insured, Series 2025 C, 5.00%, 07/01/2050 (a)	5,020,000	5,053,887
Revenue, GNMA Insured, Series 2025 C, 5.05%, 07/01/2055 (a)	10,000,000	10,062,112
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	475,332
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,160,101
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	16,773,988
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 4.00%, 05/15/2055	4,750,000	3,731,077
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,574,091
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	11,450,000	9,080,441
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2044	2,610,000	2,618,881
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2049	3,650,000	3,466,263
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	6,800,000	6,386,508
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.75%, 10/01/2055	1,500,000	1,525,193
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.88%, 10/01/2065	3,150,000	3,196,485
Riserville Holdings, Inc., Revenue, AMT, Series 2021, 5.00%, 12/01/2051 (d)	3,725,000	3,097,456
		76,754,517
Kansas 0.4%
City of Hutchinson,
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2036	1,310,000	1,279,726
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	1,865,000	1,709,087
City of Wichita,
Larksfield Place Obligated Group, Revenue, Series VII 2025 A, 6.75%, 06/01/2055	2,500,000	2,567,718
Larksfield Place Retirement Communities, Inc., Revenue, Series VII 2025 A, 6.75%, 06/01/2060	3,500,000	3,583,210
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 4.63%, 05/15/2041	5,000	4,651
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2047	25,000	21,739
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	420,000	355,388
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	985,024
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	953,667
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 4.00%, 05/15/2050	10,000	7,170
Wyandotte County-Kansas City Unified Government,
Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (d)	7,500,000	7,559,383
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (d)	1,500,000	1,533,877
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (d)	10,230,000	9,742,141
		30,302,781
Kentucky 0.1%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	804,908
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	499,277

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,777,132
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,104,225
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,234,271
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,598,812
		9,018,625
Louisiana 1.7%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	254,978
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	8,170,495
Capital Area Finance Authority,
Revenue, GNMA Insured, Series 2025 B, 5.05%, 10/01/2055	1,570,000	1,562,542
Louisiana Local Government Environmental Facilities & Community Development Authority,
Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (d)	1,000,000	947,753
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (d)	815,000	819,036
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (d)	2,900,000	2,769,304
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (d)	11,995,000	9,861,720
Louisiana Public Facilities Authority,
Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (d)	5,000,000	3,700,000
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	40,000,000	41,213,356
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	8,100,000	7,626,056
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.38%, 06/15/2053 (d)	9,500,000	9,612,201
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.50%, 06/15/2059 (d)	9,000,000	9,139,686
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (d)	6,315,000	5,730,021
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (d)	8,760,000	7,698,150
Terrebonne Parish Hospital Service District No. 1,
Revenue, Refunding, Series 2026, 5.50%, 04/01/2051	5,000,000	5,258,389
Revenue, Refunding, Series 2026, 5.50%, 04/01/2055	7,975,000	8,347,561
		122,711,248
Maine 0.7%
Maine Health & Higher Educational Facilities Authority,
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2041	30,000	25,794
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2046	25,000	19,640
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,392,516
Maine State Housing Authority,
Revenue, Series 2024 D, 4.75%, 11/15/2054 (a)	8,750,000	8,706,327
Revenue, Series 2024 F, 4.70%, 11/15/2049 (a)	9,410,000	9,437,815
Revenue, Series 2024 F, 4.75%, 11/15/2054 (a)	8,000,000	7,960,070
Revenue, Series 2025C, 5.25%, 11/15/2055	15,520,000	15,920,359
		49,462,521
Maryland 0.7%
City of Baltimore,
Poppleton Development District, Tax Allocation, Series A, 5.38%, 06/01/2036	1,000,000	1,002,070
Poppleton Development District, Tax Allocation, Series A, 5.50%, 06/01/2043	1,450,000	1,450,850

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland
County of Frederick,
Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2045 (d)	2,470,000	2,169,837
County of Prince George's,
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	7,000,000	7,034,535
Maryland Department of Housing & Community Development,
Revenue, Series 2025 B, 5.10%, 07/01/2050	700,000	714,155
Revenue, Series 2025 B, 5.15%, 07/01/2055	995,000	1,022,044
Revenue, Series 2025 B, 5.20%, 07/01/2060	1,715,000	1,760,875
Revenue, Series 2025 B, 5.25%, 07/01/2067	1,735,000	1,762,940
Revenue, Series 2025 C, 5.15%, 07/01/2055	3,065,000	3,144,448
Revenue, Series 2025 C, 5.25%, 07/01/2060	8,305,000	8,552,829
Revenue, Series 2025 C, 5.30%, 07/01/2067	10,590,000	10,812,752
Maryland Economic Development Corp.,
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2056	7,455,000	7,352,161
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	5,210,000	4,994,811
		51,774,307
Massachusetts 1.9%
Massachusetts Bay Transportation Authority Sales Tax,
Revenue, Series 2025 B, 5.25%, 07/01/2055 (a)	16,000,000	16,989,641
Sales Tax, Revenue, Series 2025 B, 5.00%, 07/01/2055 (a)	10,000,000	10,358,971
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (d)	1,620,000	1,515,866
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (d)	5,775,000	4,734,815
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.38%, 07/15/2045 (d)	4,800,000	4,882,871
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.50%, 07/15/2060 (d)	47,200,000	47,160,097
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (d)	2,300,000	2,181,913
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2060	7,975,000	8,189,009
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2065	6,540,000	6,705,643
Seven Hills Foundation Obligated Group, Revenue, Refunding, Series 2025, 6.00%, 09/01/2055	1,000,000	1,075,219
Massachusetts Educational Financing Authority,
Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	1,038,012
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	825,845
Massachusetts Housing Finance Agency,
Revenue, Series 2025 C-1, 4.95%, 12/01/2060 (g)	13,695,000	13,522,043
Revenue, Series 2025 C-1, 5.00%, 12/01/2068 (g)	16,000,000	16,043,788
		135,223,733
Michigan 2.1%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	460,000	433,430
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A, 6.13%, 11/01/2060	9,400,000	9,397,761
Kalamazoo Economic Development Corp.,
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.25%, 08/15/2056 (d)	2,160,000	2,189,507
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.25%, 08/15/2061 (d)	2,240,000	2,260,549

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan
Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	427,211
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	713,250
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	478,321
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,636,623
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,895,000	1,064,365
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	894,580
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	2,000,911
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,313,695
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,795,000	2,522,372
Michigan State Housing Development Authority,
Revenue, Series 2024 D, 4.55%, 06/01/2055 (a)	16,360,000	15,850,954
Revenue, Series 2025 A, 4.95%, 12/01/2050 (a)	8,915,000	8,984,845
Revenue, Series 2025 A, 5.00%, 12/01/2055 (a)	20,540,000	20,561,723
Revenue, Series 2025 A-1, 5.30%, 10/01/2055 (a)	10,180,000	10,513,374
Revenue, Series 2025 A-1, 5.50%, 10/01/2068 (a)	58,255,000	60,697,580
Revenue, Series 2025 C, 5.10%, 06/01/2056 (a)	11,515,000	11,592,383
Michigan Strategic Fund,
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	984,812
Tipton Academy,
Revenue, Series 2021, 4.00%, 06/01/2051	945,000	688,691
		156,206,937
Minnesota 0.4%
City of Apple Valley,
PHS Apple Valley Senior Housing, Inc., Revenue, Series 2025 A, 5.63%, 09/01/2065	1,000,000	1,016,102
City of Bethel Housing and Health Care Facilities,
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,273,768
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,372,468
City of Cologne,
Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,358,816
City of Marshall,
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	275,000	291,973
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	756,981
City of Shakopee,
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.75%, 11/01/2055	2,350,000	2,352,434
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.88%, 11/01/2065	3,000,000	3,023,984
City of St Bonifacius,
Augustana Chapel View Homes, Inc., Revenue, Series 2025, 6.50%, 06/01/2060	10,000,000	10,117,281
Dakota County Community Development Agency,
Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	2,700,000	2,475,365
Minnesota Health & Education Facilities Authority,
Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,790,000	1,233,763
		27,272,935
Mississippi 0.5%
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,560,000	4,697,638

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi
County of Washington,
Delta Regional Medical Center, Revenue, Refunding, Series 2019, 4.25%, 02/01/2036	4,180,000	3,714,939
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	240,000	192,202
Mississippi Home Corp.,
Revenue, GNMA Insured, Series 2025 A, 4.80%, 12/01/2045 (a)	10,000,000	10,097,739
Revenue, GNMA Insured, Series 2025 A, 4.90%, 12/01/2050 (a)	15,000,000	15,059,045
Natchez-Adams School District,
GO, Series 2020, 1.75%, 03/01/2036	510,000	357,740
Revenue, Series 2020, 2.38%, 02/01/2037	1,145,000	865,045
GO, Series 2020, 1.75%, 03/01/2037	520,000	349,421
Revenue, Series 2020, 2.50%, 02/01/2039	15,000	10,812
Revenue, Series 2020, 2.50%, 02/01/2040	10,000	6,925
		35,351,506
Missouri 1.4%
Bear Creek Community Improvement District,
Revenue, Refunding, Series 2025, 6.25%, 05/01/2045	2,500,000	2,579,648
Cape Girardeau County Industrial Development Authority,
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (d)	3,570,000	3,463,565
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (d)	10,000,000	9,350,202
Citizens Memorial Hospital District,
Revenue, Series 2024 D, 6.75%, 02/01/2053	1,375,000	1,369,630
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	30,000	30,039
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,283,143
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,841,880
Hanley,
Eager Road Transportation Development District, Revenue, Refunding, Series 2026, 5.88%, 03/01/2049	2,000,000	1,966,468
Health & Educational Facilities Authority of the State of Missouri,
Maryville University of St. Louis, Revenue, Series 2025 A, 5.00%, 06/15/2040	1,500,000	1,557,850
Maryville University of St. Louis, Revenue, Series 2025 A, 5.50%, 06/15/2047	2,880,000	2,904,639
Industrial Development Authority of the City of St. Louis Missouri (The),
Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	420,000	432,508
Revenue, Refunding, Series 2024 A, 5.75%, 06/15/2054	7,200,000	7,263,260
Kansas City Industrial Development Authority,
Airport, Revenue, AMT, Series 2019 B, 5.00%, 03/01/2054	10,430,000	10,433,974
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (d)	3,000,000	2,884,564
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (d)	1,000,000	1,001,231
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (d)	3,515,000	3,287,478
Lees Summit Industrial Development Authority,
John Knox Village Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 08/15/2042	15,000	14,866
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	1,960,134
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,857,665
Missouri Housing Development Commission,
Revenue, GNMA Insured, Series 2025 C, 4.85%, 11/01/2045 (a)	13,955,000	14,130,472
Revenue, GNMA Insured, Series 2025 C, 4.95%, 11/01/2050 (a)	10,955,000	11,030,249
Revenue, GNMA Insured, Series 2025 C, 5.00%, 11/01/2055 (a)	8,710,000	8,738,790

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri
Rolla Industrial Development Authority,
Westside Marketplace Redevelopment Project - RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	860,060
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2012, 5.00%, 09/01/2042	30,000	30,003
Friendship Village St Louis Obligated Group, Revenue, Series 2018 A, 5.25%, 09/01/2053	10,070,000	9,838,436
St. Charles County Industrial Development Authority,
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (d)	1,240,000	1,151,781
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (d)	3,775,000	3,194,511
		105,457,046
Montana 0.1%
City of Kalispell,
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2047	95,000	88,740
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 05/15/2060	3,000,000	3,062,623
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	640,000	559,049
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,580,000	1,258,943
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	2,355,000	1,721,919
		6,691,274
Nebraska 0.9%
Nebraska Investment Finance Authority,
Revenue, GNMA Insured, Series 2024 G, 4.55%, 09/01/2044 (a)	4,470,000	4,513,295
Revenue, GNMA Insured, Series 2024 G, 4.70%, 09/01/2051 (a)	9,690,000	9,608,328
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2045 (a)	4,900,000	5,005,197
Revenue, GNMA Insured, Series 2025 C, 5.13%, 09/01/2050 (a)	15,000,000	15,243,591
Revenue, GNMA Insured, Series 2025 C, 5.20%, 09/01/2055 (a)	28,145,000	28,583,844
		62,954,255
Nevada 1.6%
City of Las Vegas,
Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	547,666
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	605,075
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,200,000	1,157,775
Special Improvement District No. 819, Special Assessment, Series 2025, 5.25%, 06/01/2045	325,000	328,343
Special Improvement District No. 819, Special Assessment, Series 2025, 5.50%, 06/01/2055	1,000,000	1,011,371
City of Reno,
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.13%, 06/01/2047 (d)	140,000	137,803
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.25%, 06/01/2054 (d)	1,225,000	1,197,992
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	489,190
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (b)(c)(d)	143,995,000	107,996,250
		113,471,465
New Hampshire 1.2%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.63%, 02/01/2030 (d)	5,000,000	5,001,595
Revenue, Series 2024, 5.88%, 12/15/2032 (d)	12,674,000	12,676,938

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire
Revenue, Series 2024, 0.00%, 12/01/2034 (d)(h)	6,000,000	3,264,503
Revenue, Series 2025, 0.00%, 12/01/2031 (d)(h)	5,000,000	3,441,175
Revenue, Series 2025, 0.00%, 12/15/2032 (d)(h)	8,571,000	5,473,859
Revenue, Series 2025 A, 0.00%, 02/01/2035 (d)(h)	7,900,000	4,343,809
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (d)	3,765,000	3,522,986
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (d)	6,445,000	5,284,135
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (d)	5,725,000	4,588,618
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (d)(h)	10,000,000	5,142,255
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	210,517
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	297,679
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	275,010
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	351,751
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.63%, 04/01/2045	250,000	262,093
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2050	500,000	515,488
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2055	1,410,000	1,429,865
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.88%, 04/01/2060	1,250,000	1,272,416
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (b)(c)(d)	250,000	207,470
The Lariat Phase 2 Project, Revenue, Series 2025, 0.00%, 12/15/2032 (d)(h)	18,091,000	11,377,560
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (d)(h)	10,000,000	6,840,986
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (d)(h)	4,983,000	3,336,774
New Hampshire Health and Education Facilities Authority,
Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 3.50%, 07/01/2034	20,000	20,243
New Hampshire Health and Education Facilities Authority Act,
Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	10,000,000	9,867,611
		89,005,336
New Jersey 1.0%
New Jersey Economic Development Authority,
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (d)	23,550,000	24,440,692
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (d)	100,000	100,051
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,304,424
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (d)	1,120,000	1,129,707
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	400,000	400,765
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	65,000	53,179
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	355,333
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	140,000	100,040
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	5,860,000	4,483,740

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey
New Jersey Transportation Trust Fund Authority,
State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (a)	35,445,000	36,432,473
		69,800,404
New Mexico 0.2%
Aspire Public Improvement District,
Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	490,687
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	769,597
Lower Petroglyphs Public Improvement District,
Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,112,265
New Mexico Hospital Equipment Loan Council,
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	2,006,795
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2049	1,500,000	1,348,310
New Mexico Mortgage Finance Authority,
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2050	2,340,000	2,367,084
Revenue, GNMA Insured, Series 2025 C, 5.10%, 09/01/2055	3,000,000	3,022,402
Tierra Del Oro Public Improvement District,
Special Tax, Series 2025, 5.75%, 10/01/2054	1,570,000	1,575,921
		12,693,061
New York 5.9%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,461,296
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,736,670
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	5,016,940
Buffalo Sewer Authority,
Revenue, Series 2021, 1.75%, 06/15/2049 (b)	3,030,000	2,261,015
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (d)	3,245,000	3,218,476
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (d)	725,000	706,360
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (d)	1,260,000	1,172,589
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (d)	5,375,000	4,853,484
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (d)	6,565,000	6,134,623
Chautauqua Tobacco Asset Securitization Corp.,
Revenue, Refunding, Series 2014, 5.00%, 06/01/2048	5,300,000	4,119,432
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2042	95,000	78,784
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	3,460,000	2,588,344
Monroe County Industrial Development Corp.,
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	555,000	554,255
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	4,850,000	4,834,357
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	7,515,000	6,622,077
New York City Housing Development Corp.,
Revenue, FHLMC Insured, Series 2025 A, 5.20%, 02/01/2055 (a)	30,000,000	30,481,606
Revenue, Series 2025 B-1, 5.05%, 11/01/2045	420,000	431,838
Revenue, Series 2025 B-1, 5.20%, 11/01/2050	450,000	459,966
Revenue, Series 2025 B-1, 5.25%, 11/01/2055	750,000	761,942
Revenue, Series 2025 B-1, 5.30%, 11/01/2060	1,235,000	1,258,188
Revenue, Series 2025 B-1, 5.35%, 11/01/2064	1,065,000	1,091,455

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Revenue, Series 2025 C-1, 5.13%, 11/01/2055	7,000,000	7,087,345
Revenue, Series 2025 C-1, 5.20%, 11/01/2060	5,000,000	5,074,361
Revenue, Series 2025 C-1, 5.25%, 05/01/2065	10,120,000	10,293,430
New York City Transitional Finance Authority Future Tax Secured,
Revenue, Series 2026 B, 5.25%, 05/01/2055 (a)	25,000,000	26,174,653
Revenue, Series 2026 SUB F-1, 5.00%, 02/01/2053 (j)	5,000,000	5,128,988
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A, 5.00%, 06/01/2045	26,365,000	20,558,823
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (d)	2,000,000	2,001,511
New York State Dormitory Authority,
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,474,716
New York State Housing Finance Agency,
Revenue, Series 2025 A1, 4.90%, 11/01/2068	2,175,000	2,134,059
Revenue, Series 2025 D-1, 4.90%, 11/01/2055 (a)	8,260,000	8,273,931
Revenue, Series 2025 D-1, 4.95%, 11/01/2060 (a)	17,955,000	17,968,650
Revenue, Series 2025 D-1, 5.00%, 05/01/2069 (a)	1,800,000	1,803,624
New York Transportation Development Corp.,
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AG Insured, Series 2024 A, 5.25%, 12/31/2054	49,505,000	50,294,808
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2054	1,950,000	1,979,386
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	52,830,000	53,362,378
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2054	27,500,000	27,907,720
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (d)	5,500,000	5,943,523
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,500,000	1,418,324
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	15,355,000	14,060,041
Rockland County Economic Assistance Corp.,
Bon Secours Health System, Inc. Obligated Group, Revenue, Series 2025, 7.50%, 11/01/2055	735,000	784,792
Suffolk Regional Off-Track Betting Corp.,
Revenue, Series 2024, 5.75%, 12/01/2044	8,000,000	8,206,485
Revenue, Series 2024, 6.00%, 12/01/2053	13,700,000	13,969,082
Ulster County Capital Resource Corp.,
Woodland Pond, Inc. Obligated Group, Revenue, Series 2025, 5.88%, 09/15/2059 (d)	4,750,000	4,759,710
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (d)	4,000,000	4,164,819
Westchester County Local Development Corp.,
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.00%, 07/01/2040	1,000,000	949,025
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	5,630,000	4,626,601
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (d)	7,250,000	6,534,047
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2046	720,000	656,611
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 7.25%, 11/01/2045	15,000,000	16,820,972
Westchester County Healthcare Corp., Revenue, AG Insured, Series 2025, 6.50%, 11/01/2055	5,500,000	6,176,485

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Westchester County Healthcare Corp., Revenue, Series 2025, 7.50%, 11/01/2055	18,765,000	20,939,387
		431,371,984
North Carolina 0.1%
North Carolina Capital Facilities Finance Agency,
Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	3,095,000	3,087,672
North Carolina Medical Care Commission,
Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2044	2,005,000	2,016,337
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,423,154
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,613,616
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	569,502
		10,710,281
North Dakota 0.3%
City of Horace,
GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	817,070
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,102,968
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	3,000,000	2,971,157
City of Mayville,
GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,799,395
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,616,508
North Dakota Housing Finance Agency,
Revenue, Series 2025 C, 4.70%, 07/01/2045	6,500,000	6,538,151
Revenue, Series 2025 C, 5.00%, 07/01/2053	2,180,000	2,177,392
		19,022,641
Ohio 3.8%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-2, Class 2, 5.00%, 06/01/2055	200,000	164,485
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (h)	308,700,000	23,438,264
City of Brecksville,
Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (d)	3,840,000	3,702,616
City of Norwood,
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2041	1,000,000	1,028,198
Columbus-Franklin County Finance Authority,
Revenue, Refunding, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	4,925,101
Columbus AAL LP, Revenue, Series 2025 A, 6.05%, 01/01/2046 (d)	3,700,000	3,724,388
County of Cuyahoga,
Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,050,000	2,102,659
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,616,303
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,826,562
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	145,000	144,633
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	1,005,574
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,354,815
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,596,447
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (b)(c)	13,050,000	13,138,932

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	2,460,000	2,138,050
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	106,138
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	24,760,000	25,441,935
Dayton-Montgomery County Port Authority,
Springfield AAL LLC, Revenue, Series 2025 A, 6.63%, 01/01/2045 (d)	6,500,000	6,819,286
Delaware County Finance Authority,
Revenue, Series 2025 C-2, 6.25%, 12/01/2043	1,645,000	1,740,305
Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,798,224
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (d)	3,000,000	2,495,106
Ohio Higher Educational Facility Commission,
Ashtabula County Medical Center Obligated Group, Revenue, Series 2022, 5.25%, 01/01/2052	250,000	248,735
Ohio Housing Finance Agency,
Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044	23,165,000	23,316,594
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (a)	15,885,000	15,727,319
Revenue, Refunding, GNMA Insured, Series 2025 A, 4.65%, 09/01/2050 (a)	26,900,000	26,785,430
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055 (a)	23,205,000	22,840,087
Amherst AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (d)	4,210,000	4,350,832
Ashford at the Enclave LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (d)	5,460,000	5,640,526
Bedford Heights AAL LP, Revenue, Series 2025, 6.38%, 01/01/2045 (d)	3,370,000	3,508,662
Canton AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (d)	3,570,000	3,689,423
Cuyahoga Falls AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (d)	4,340,000	4,485,180
Green Oaks of Canal Winchester LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	5,660,000	5,767,896
Green Oaks of Holland LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	6,355,000	6,476,145
Havens Edge Apartments LLC, Revenue, Series 2025 A, 5.70%, 08/01/2043 (d)	3,500,000	3,654,400
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (d)	4,480,000	4,525,669
Mason AAL LP, Revenue, Series 2025 A, 6.10%, 01/01/2046 (d)	3,000,000	3,030,880
Port of Greater Cincinnati Development Authority,
RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	3,250,000	3,114,415
Vivera Northbrook LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (d)	4,500,000	4,692,369
Southeastern Ohio Port Authority,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,746,556
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	6,142,650
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,525,000	6,390,394
Summit County Development Finance Authority,
UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	838,707
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,470,277
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,184,327
Toledo-Lucas County Port Authority,
ParkUToledo, Inc., Revenue, Series 2021, 4.00%, 01/01/2046	1,000,000	872,165

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
Warren County Port Authority,
Ohio Communities Accelerator Fund, Revenue, Series 2018 G-1, 5.13%, 12/01/2038	400,000	401,358
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	654,734
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, Series 2025 E, 6.25%, 12/01/2055	1,190,000	1,244,103
		280,107,854
Oklahoma 0.5%
Commerce Development Authority,
City of Commerce, Revenue, Series 2025, 5.75%, 01/01/2045	370,000	368,799
City of Commerce, Revenue, Series 2025, 6.00%, 01/01/2055	1,720,000	1,696,431
Mannford Public Works Authority,
Revenue, Refunding, Series 2021, 3.25%, 01/01/2051	1,500,000	1,023,788
Norman Regional Hospital Authority,
Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	920,000	636,196
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	134,831
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	800,000	552,974
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (d)	1,800,000	1,775,499
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (d)	3,200,000	3,092,349
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (d)	11,650,000	11,523,083
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2043	35,000	35,333
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2052	5,000,000	4,995,380
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	3,100,000	3,078,558
Tulsa Authority for Economic Opportunity,
Increment District No. 15, Tax Allocation, Series 2025, 5.50%, 12/01/2035 (d)	1,345,000	1,403,674
Increment District No. 15, Tax Allocation, Series 2025, 6.75%, 12/01/2045 (d)	4,720,000	4,921,607
Wagoner County Development Authority,
Revenue, Series 2025, 6.50%, 05/01/2035	2,265,000	2,328,587
		37,567,089
Oregon 1.0%
City of Redmond,
GO, AMT, Series 2025 A, 5.50%, 06/01/2052 (a)	10,500,000	11,063,975
Oregon State Facilities Authority,
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.00%, 03/01/2045 (d)	4,000,000	4,082,466
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.25%, 03/01/2060 (d)	12,500,000	12,726,776
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025A-2, 7.00%, 03/01/2045 (d)	2,000,000	2,041,233
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025A-2, 7.25%, 03/01/2060 (d)	7,000,000	7,126,995
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (d)	4,000,000	3,751,758
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.50%, 12/01/2054	2,250,000	2,258,385
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	190,000	132,316
Willamette University, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2051	850,000	671,390
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	918,409

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon
Port of Portland,
Airport, Revenue, AMT, Series 28, 5.00%, 07/01/2052 (a)	23,305,000	23,616,505
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,164,910
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	1,005,000	868,008
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2046	3,040,000	2,724,096
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2051	1,650,000	1,425,088
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2056	1,990,000	1,688,400
		76,260,710
Pennsylvania 5.5%
Allentown Commercial and Industrial Development Authority,
Lincoln Leadership Academy Charter School, Revenue, Series 2023, 6.00%, 06/15/2053	1,900,000	1,941,853
Allentown Neighborhood Improvement Zone Development Authority,
Revenue, Series 2025, 6.00%, 05/01/2042 (d)	2,850,000	3,124,900
Beaver County Industrial Development Authority,
Energy Harbor Generation LLC, Revenue, Refunding, Series B, 3.75%, 10/01/2047	4,855,000	4,051,941
Berks County Industrial Development Authority,
Revenue, Refunding, Series 2024 D, 8.00%, 04/01/2029 (b)(c)(d)	3,440,000	3,000,737
Heritage Campus Green Hills Obligated Group, Revenue, Senior Lien, Refunding, Series 2024 C, 5.00%, 04/01/2029 (b)(c)(d)	2,770,000	2,507,236
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	200,000	129,220
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	56,447,000	52,012,535
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (i)	50,146,000	35,808,301
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	5,000,000	4,913,408
Butler County Hospital Authority,
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,430,000	4,432,551
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	3,710,000	3,710,110
Crawford County Hospital Authority,
Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2051	300,000	300,156
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2043	345,000	291,588
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	3,850,000	3,680,482
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	205,000	157,063
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	1,865,000	1,646,016
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	335,000	270,538
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2050	7,020,000	5,287,347
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	150,000	151,580
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	265,000	174,129
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	2,095,000	1,560,055

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Glendale Valley Municipal Authority,
Revenue, Refunding, Series 2018, 4.75%, 12/01/2039	400,000	364,234
Huntingdon County General Authority,
Juniata College, Revenue, Refunding, Series 2021 TT-3, 5.00%, 10/01/2051	4,500,000	4,064,144
Lehigh County Industrial Development Authority,
Seven Generations Charter School, Revenue, Series 2021 A, 4.00%, 05/01/2041	1,775,000	1,564,487
Monroe County Industrial Development Authority,
Tobyhanna Township TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2031	2,500,000	2,586,267
Northeastern Pennsylvania Hospital and Education Authority,
King's College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	136,692
King's College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	303,912
King's College, Revenue, Series 2019, 5.00%, 05/01/2044	820,000	786,284
King's College, Revenue, Series 2019, 5.00%, 05/01/2049	2,265,000	2,065,103
Pennsylvania Economic Development Financing Authority,
Noble Environmental, Inc., Revenue, AMT, Series 2025, 6.88%, 09/01/2047 (d)	17,500,000	18,282,117
Pennsylvania Higher Education Assistance Agency,
Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	584,674
Pennsylvania Higher Educational Facilities Authority,
Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AG Insured, Series 2007 A, (3-month SOFR+0.65%), 3.28%, 07/01/2039 (k)	500,000	477,542
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,810,202
Pennsylvania Housing Finance Agency,
Revenue, Series 2023 143A, 5.38%, 10/01/2046 (a)	15,440,000	16,090,854
Revenue, Series 2023-143 A, 5.45%, 04/01/2051 (a)	19,280,000	19,943,298
Revenue, Series 2025 148 A, 4.75%, 10/01/2050 (a)	30,020,000	29,794,898
Revenue, Series 2025 148 A, 4.80%, 10/01/2055 (a)	36,000,000	35,733,257
Revenue, Series 2025-149A, 5.15%, 10/01/2050 (a)	32,845,000	33,262,493
Revenue, Refunding, Series 2025-150A, 5.15%, 10/01/2045 (g)	20,000,000	20,390,025
Revenue, Refunding, Series 2025-150A, 5.20%, 10/01/2050 (g)	30,445,000	30,901,669
Revenue, Refunding, Series 2025-150A, 5.25%, 10/01/2052 (a)	19,000,000	19,484,859
Philadelphia Authority for Industrial Development,
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (d)	3,700,000	3,405,761
Quakertown General Authority,
Special Assessment, Series 2025, 6.50%, 03/01/2055 (d)	6,000,000	6,139,901
Scranton-Lackawanna Health and Welfare Authority,
Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	381,532
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+0.83%), 3.59%, 11/15/2034 (k)	1,890,000	1,888,484
Westmoreland County Industrial Development Authority,
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,897,182
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,735,592
Wilkins Area Industrial Development Authority,
Jewish Association on Aging, Revenue, Series 2025 A, 7.00%, 04/01/2060 (d)	13,000,000	13,133,062
		404,360,271
Puerto Rico 0.3%
Children's Trust Fund,
Revenue, Series 2002, 5.63%, 05/15/2043	295,000	298,822

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Puerto Rico
Revenue, Series 2008 B, 0.00%, 05/15/2057 (h)	72,305,000	2,175,036
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	8,000,000	9,064,230
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2041	5,510,000	6,344,761
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	2,011,941
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.75%, 01/01/2046	250,000	280,328
		20,175,118
Rhode Island 1.0%
Rhode Island Housing & Mortgage Finance Corp.,
Revenue, FHA Insured, Series 2024 1-C, 4.75%, 10/01/2059	900,000	889,983
Revenue, FHA Insured, Series 2024 1-C, 4.80%, 04/01/2066	1,935,000	1,918,937
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054 (a)	16,760,000	16,792,385
Revenue, Refunding, GNMA Insured, Series 85-A, 4.65%, 10/01/2050 (a)	9,250,000	9,210,033
Revenue, GNMA Insured, Series 86-A, 5.20%, 10/01/2050	5,000,000	5,111,335
Revenue, GNMA Insured, Series 86-A, 5.25%, 10/01/2055	10,000,000	10,207,430
Tobacco Settlement Financing Corp.,
Revenue, Series 2007 A, 0.00%, 06/01/2052 (h)	187,765,000	27,291,418
		71,421,521
South Carolina 0.6%
County of Lancaster,
Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.00%, 06/01/2045 (d)	1,000,000	1,032,199
Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.20%, 06/01/2055 (d)	1,500,000	1,537,267
South Carolina Jobs-Economic Development Authority,
Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (d)	32,000,000	32,140,531
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.15%, 08/15/2055 (d)	2,000,000	2,075,043
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (d)	4,000,000	4,148,069
		40,933,109
Tennessee 1.0%
Metropolitan Government Nashville & Davidson County Industrial Development Board,
South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (d)(h)	1,725,000	748,619
Metropolitan Nashville Airport Authority (The),
Revenue, AMT, Series 2019 B, 5.00%, 07/01/2054	3,125,000	3,138,978
Revenue, AMT, Series 2026 B, 5.25%, 07/01/2056 (j)	22,750,000	23,593,137
Revenue, AMT, Series 2026 B, 5.50%, 07/01/2056 (j)	11,575,000	12,296,037
Shelby County Health & Educational Facilities Board,
Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (d)	2,125,000	2,044,824
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	3,230,000	2,825,903
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047	7,340,000	6,282,496
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 09/01/2031 (d)	65,000	58,394
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (d)	870,000	711,769
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (d)	100,000	88,067

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee
Tennessee Housing Development Agency,
Revenue, Refunding, GNMA Insured, Series 2025-1A, 4.90%, 07/01/2045 (a)	3,000,000	3,059,882
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.00%, 07/01/2050 (a)	3,750,000	3,781,347
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.05%, 07/01/2055 (a)	2,250,000	2,263,643
Williamson County Industrial Development Board,
Franklin Classical School, Revenue, Series 2025, 7.25%, 07/01/2055 (d)	12,800,000	13,095,183
		73,988,279
Texas 7.3%
Arlington Higher Education Finance Corp.,
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,794,719
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	15,330,000	12,904,670
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (d)	1,500,000	1,530,278
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (d)	1,200,000	1,207,558
Riverwalk Education Foundation, Inc., Revenue, PSF Guaranty, Series 2025, 4.50%, 08/15/2060	1,925,000	1,828,529
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	10,000	10,003
City of Alvarado,
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	725,000	743,266
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2054 (d)	850,000	867,312
City of Anna,
Crystal Park Public Improvement District No. 2 Improvement Area, Special Assessment, Series 2025, 5.88%, 09/15/2055 (d)	875,000	871,209
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (d)	850,000	862,355
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (d)	1,300,000	1,310,906
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (d)	1,867,000	1,727,389
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (d)	1,407,000	1,192,564
The Woods at Lindsey Place Public Improvement District Area 2-3, Special Assessment, Series 2025, 5.50%, 09/15/2055	1,500,000	1,498,682
City of Aubrey,
Duck Point Public Improvement District, Special Assessment, Series 2025, 5.38%, 12/31/2045 (d)	1,250,000	1,236,708
Duck Point Public Improvement District, Special Assessment, Series 2025, 5.63%, 12/31/2055 (d)	2,260,000	2,232,913
City of Austin,
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (d)	560,000	552,821
City of Bastrop,
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	600,000	604,588
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,000,000	1,004,836
City of Blue Ridge,
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.63%, 09/15/2045 (d)	500,000	511,431
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/15/2055 (d)	680,000	693,295

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Boyd,
Special Assessment, Series 2025, 5.63%, 09/15/2045 (d)	760,000	780,254
Special Assessment, Series 2025, 5.88%, 09/15/2055 (d)	1,000,000	1,025,166
City of Buda,
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (d)	1,500,000	1,500,386
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	3,000,000	2,940,782
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (d)	3,000,000	2,945,118
City of Caddo Mills,
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.20%, 09/15/2045 (d)	2,245,000	2,295,903
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.35%, 09/15/2055 (d)	4,140,000	4,218,219
City of Celina,
Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	475,000	482,585
Special Assessment, Series 2024, 5.75%, 09/01/2054 (d)	1,350,000	1,365,766
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (d)	1,084,000	1,072,199
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	750,000	738,260
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/01/2045	1,000,000	995,838
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 6.13%, 09/01/2055	1,000,000	983,818
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	1,750,000	1,759,199
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (d)	4,000,000	4,016,250
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	360,000	364,708
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (d)	500,000	501,357
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044	600,000	576,844
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2052	535,000	499,822
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (d)	2,059,000	1,785,153
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	500,000	496,051
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	875,000	861,303
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (d)	1,000,000	795,513
City of Corpus Christi,
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,154,394
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	1,993,296
City of Crandall,
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.25%, 09/15/2045 (d)	700,000	692,696
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/15/2055 (d)	1,400,000	1,384,648
City of Dayton,
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (d)	610,000	625,800

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (d)	900,000	902,677
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (d)	1,250,000	1,224,681
City of Decatur,
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.50%, 09/15/2045 (d)	700,000	706,935
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/15/2055 (d)	1,400,000	1,404,452
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.38%, 09/15/2035 (d)	170,000	173,338
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.38%, 09/15/2055 (d)	865,000	852,398
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (d)	1,331,000	1,331,181
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (d)	1,459,000	1,428,658
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (d)	1,050,000	1,028,478
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (d)	1,500,000	1,431,742
City of Dripping Springs,
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	645,000	641,160
City of Elmendorf,
Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.88%, 09/01/2045 (d)	4,094,000	4,103,972
Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.13%, 09/01/2055 (d)	3,017,000	3,018,943
City of Fate,
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (d)	900,000	901,967
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (d)	1,850,000	1,854,347
City of Friendswood,
Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	7,265,318
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (d)	775,000	784,795
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	740,000	733,678
City of Hutto,
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/01/2045 (d)	385,000	379,109
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2060 (d)	1,165,000	1,128,617
City of Justin,
Special Assessment, Series 2025, 6.13%, 09/01/2055 (d)	1,000,000	1,030,602
Timberbrook Public Improvement District No. 1 Impt Area No. 3, Special Assessment, Series 2025, 5.88%, 09/01/2045 (d)	660,000	682,146
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (d)	580,000	595,958
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (d)	1,000,000	1,015,177
Timberbrook Public Improvement District No. 2 Impt Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	405,000	407,626

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Timberbrook Public Improvement District No. 2 Impt Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	700,000	700,708
City of Kyle,
6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (d)	2,000,000	1,797,370
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (d)	1,125,000	1,134,921
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	520,000	522,310
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (d)	805,000	808,951
City of Lago Vista,
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (d)	1,000,000	1,014,333
City of Lavon,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	1,100,000	1,132,993
Special Assessment, Series 2025, 6.00%, 09/15/2054 (d)	1,400,000	1,437,274
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (d)	2,005,000	1,623,092
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (d)	500,000	503,721
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (d)	500,000	496,466
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (d)	600,000	608,666
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (d)	800,000	801,472
City of Lowry Crossing,
Simpson Road Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	1,000,000	1,025,579
Simpson Road Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2055 (d)	1,625,000	1,660,144
City of Manor,
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2036 (d)	400,000	417,221
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 7.00%, 09/15/2055 (d)	1,910,000	2,000,184
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (d)	515,000	523,530
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	685,000	688,697
City of Mansfield,
Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2045 (d)	1,030,000	1,062,879
Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.25%, 09/15/2055 (d)	1,200,000	1,231,675
City of Mesquite,
Solterra Public Improvement District Improvement Area A-1, Special Assessment, Series 2023, 5.75%, 09/01/2053 (d)	250,000	254,831
Solterra Public Improvement District Improvement Area C-4, Special Assessment, Series 2025, 5.25%, 09/01/2045	1,000,000	989,027
Solterra Public Improvement District Improvement Area C-4, Special Assessment, Series 2025, 5.63%, 09/01/2055	2,000,000	1,974,303
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	500,000	495,834
Solterra Public Improvement District Impt Area A-2-A-4, Special Assessment, Series 2025, 5.50%, 09/01/2045	1,000,000	1,001,377

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Solterra Public Improvement District Impt Area A-2-A-4, Special Assessment, Series 2025, 5.75%, 09/01/2055	1,635,000	1,615,403
City of Oak Point,
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (d)	725,000	715,001
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2054 (d)	2,000,000	1,901,888
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (d)	570,000	570,084
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	1,000,000	987,281
City of Penitas,
GO, Series 2025, 5.75%, 09/01/2045	1,160,000	1,178,962
GO, Series 2025, 6.00%, 09/01/2055	3,290,000	3,324,401
City of Pflugerville,
Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.13%, 09/01/2045 (d)	875,000	865,831
City of Pilot Point,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (d)	750,000	775,769
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.38%, 09/15/2055 (d)	3,500,000	3,593,142
Bryson Ranch Public Impt Dist Zone A Impt Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (d)	1,030,000	1,065,389
City of Plano,
Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (d)	500,000	398,782
City of Port Isabel,
GO, Series 2024, 5.25%, 02/15/2044	3,255,000	3,305,535
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,020,040
GO, Series 2025, 5.75%, 02/15/2045	1,550,000	1,583,552
GO, Series 2025, 6.00%, 02/15/2055	1,500,000	1,511,449
City of Princeton,
Special Assessment, Series 2025, 5.63%, 09/01/2055	1,000,000	997,066
Eastridge Public Improvement District Improvement Area 5, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,900,000	1,894,425
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (d)	1,000,000	1,012,506
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	700,000	697,504
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	500,000	502,892
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,000,000	997,066
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	850,000	875,685
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	1,000,000	1,021,584
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.38%, 09/01/2045 (d)	540,000	543,123
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.63%, 09/01/2055 (d)	1,000,000	1,000,549
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2054 (d)	1,200,000	1,165,857
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	410,000	409,767
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2054 (d)	565,000	554,211
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (d)	810,000	831,768
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (d)	845,000	861,245

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Windmore Public Improvement District Improvement Area No. 3, Special Assessment, Series 2025, 5.63%, 09/01/2055	1,500,000	1,495,598
City of Royse City,
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	605,000	617,062
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 6.00%, 09/15/2055 (d)	775,000	788,403
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (d)	746,000	737,548
City of Seagoville,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	650,000	664,993
Special Assessment, Series 2025, 6.00%, 09/15/2054 (d)	875,000	893,940
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (d)	5,000,000	4,990,075
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (d)	2,000,000	2,009,697
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (d)	2,500,000	2,465,274
City of Terrell,
Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.00%, 09/15/2045 (d)	2,000,000	2,056,343
Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.25%, 09/15/2055 (d)	3,000,000	3,074,760
City of Tomball,
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	500,000	518,489
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2053 (d)	770,000	794,847
City of Uhland,
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (d)	950,000	927,562
City of Venus,
Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (d)	162,000	130,156
City of Wharton,
Special Assessment, Series 2025, 5.75%, 09/15/2045 (d)	865,000	884,952
Special Assessment, Series 2025, 6.00%, 09/15/2055 (d)	1,250,000	1,273,936
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (d)	870,000	834,372
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (d)	2,240,000	2,081,717
Club Municipal Management District No. 1,
Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (d)	1,050,000	1,054,064
Improvement Area No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2055 (d)	1,500,000	1,497,688
County of Bastrop,
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (d)	605,000	619,174
County of Denton,
Green Meadows Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 12/31/2045 (d)	2,180,000	2,249,569
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (d)	2,000,000	2,000,656
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (d)	3,200,000	3,184,770
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,250,000	1,250,390
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	3,500,000	3,484,149

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (d)	2,125,000	2,140,393
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (d)	3,350,000	3,280,397
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (d)	2,519,000	2,452,837
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (d)	1,800,000	1,707,950
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (d)	2,250,000	2,015,500
County of Montgomery,
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.25%, 09/15/2045	1,125,000	1,131,531
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.50%, 09/15/2054	1,875,000	1,841,648
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	676,609
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	814,914
Edinburg Economic Development Corp.,
Sales Tax, Revenue, Series 2021 A, 3.38%, 08/15/2046	355,000	238,608
Greater Texas Cultural Education Facilities Finance Corp.,
CFC - WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (d)	1,470,000	1,493,522
CFC - WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (d)	7,495,000	7,299,222
CFC - WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (d)	550,000	552,696
Texas Biomedical Research Institute, Revenue, Series 2024 A, 5.25%, 06/01/2054	9,130,000	8,263,748
Harris County Municipal Utility District No. 406,
GO, Series 2019, 3.13%, 09/01/2044	1,635,000	1,222,198
Hidalgo County Regional Mobility Authority,
Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (h)	6,125,000	1,899,517
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (h)	7,130,000	2,068,137
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (h)	5,145,000	1,313,035
Revenue, Senior Lien, Series A, 0.00%, 12/01/2052 (h)	2,175,000	491,185
Revenue, Senior Lien, Series A, 0.00%, 12/01/2054 (h)	5,000,000	1,004,895
Revenue, Senior Lien, Series A, 0.00%, 12/01/2055 (h)	6,100,000	1,156,206
Revenue, Senior Lien, Series A, 0.00%, 12/01/2056 (h)	1,000,000	179,241
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (h)	5,805,000	2,001,951
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (h)	2,945,000	943,885
Houston Higher Education Finance Corp.,
Houston Baptist University, Revenue, Series 2021, 4.00%, 10/01/2051	3,200,000	2,491,080
Houston Baptist University, Revenue, Series 2025, 5.13%, 10/01/2051	1,700,000	1,602,940
Houston Baptist University, Revenue, Series 2025, 5.25%, 10/01/2054	4,855,000	4,634,227
Hunt Memorial Hospital District Charitable Health,
GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,103,494
GO, Refunding, Series 2020, 3.00%, 02/15/2039	25,000	21,084
GO, Refunding, Series 2020, 3.00%, 02/15/2040	10,000	8,248
Iowa Colony Development Authority,
Reinvestment Zone Number Two, Revenue, Series 2021, 2.75%, 04/01/2045	1,065,000	714,189
Mustang Special Utility District,
Revenue, Refunding, Series 2020, 2.00%, 09/01/2045	2,625,000	1,659,902
Revenue, Refunding, Series 2020, 2.13%, 09/01/2050	2,900,000	1,719,817

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
New Hope Cultural Education Facilities Finance Corp.,
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (d)	200,000	177,341
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	18,180,000	18,108,598
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	131,315,000	120,477,087
SLF CHP LLC, Revenue, Series 2025 A, 6.25%, 07/01/2045 (d)	3,450,000	3,450,746
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (d)	14,775,000	14,550,890
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2060	2,750,000	2,672,171
North Texas Municipal Water District,
Revenue, Series 2020, 2.00%, 06/01/2041	1,165,000	813,218
Revenue, Series 2020, 2.00%, 06/01/2042	1,195,000	801,848
Revenue, Series 2020, 2.00%, 06/01/2043	1,230,000	796,418
Revenue, Series 2020, 2.00%, 06/01/2044	1,260,000	795,308
Revenue, Series 2020, 2.00%, 06/01/2046	2,615,000	1,536,847
Buffalo Creek Wastewater Interceptor Syste, Revenue, Refunding, Series 2019, 2.75%, 06/01/2049	1,130,000	764,525
Olney Hamilton Hospital District,
GO, Series 2024, 6.25%, 09/15/2054 (d)	25,000,000	25,724,293
Parkway Utility District,
GO, AG Insured, Series 2020, 2.63%, 03/01/2040	1,665,000	1,397,045
GO, AG Insured, Series 2020, 2.75%, 03/01/2041	2,075,000	1,718,885
GO, AG Insured, Series 2020, 2.75%, 03/01/2042	2,120,000	1,705,335
Paseo del Este Municipal Utility District No. 1,
GO, Series 2022, 3.00%, 08/15/2046	3,505,000	2,299,553
Port of Beaumont Navigation District,
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2021 A, 3.00%, 01/01/2050 (d)	8,750,000	5,903,871
San Antonio Education Facilities Corp.,
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2046	7,355,000	5,986,420
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2051	5,620,000	4,373,446
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2054	7,075,000	5,398,795
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,009
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	85,000	85,058
Texas Water Development Board,
State Revolving Fund, Revenue, Series 2025, 4.75%, 10/15/2055 (a)	25,000,000	25,061,111
Town of Argyle,
Waterbrook of Argyle Public Improvement District, Special Assessment, Series 2018, 5.13%, 09/01/2038 (d)	2,100,000	2,127,766
Town of Little Elm,
Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (d)	1,509,000	1,216,361
Town of Providence Village,
Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.35%, 09/01/2045 (d)	775,000	768,406
Travis County Development Authority,
Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	781,293
Special Assessment, Series 2025, 5.25%, 09/01/2054	1,400,000	1,358,648
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (d)	900,000	917,707
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (d)	765,000	775,309

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (d)	585,000	585,970
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2054 (d)	840,000	815,455
Village of Salado,
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (d)	658,000	664,940
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (d)	707,000	705,596
		532,801,889
Utah 2.4%
Arrowhead Springs Public Infrastructure District,
Special Assessment, Series 2025, 5.63%, 12/01/2054 (d)	3,200,000	3,216,073
Black Desert Public Infrastructure District,
GO, Series 2021 A, 4.00%, 03/01/2051 (d)	3,780,000	3,028,403
Chelsey Public Infrastructure District No. 1,
GO, Series 2024, 7.25%, 03/01/2054 (d)	1,610,000	1,638,917
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (d)	1,159,000	1,211,990
City of Salt Lake City,
Airport, Revenue, AMT, Series 2025 A, 5.50%, 07/01/2050	5,000,000	5,278,535
Fields Estates Public Infrastructure District,
GO, Series 2024 A-1, 6.13%, 03/01/2055 (d)	1,975,000	1,985,147
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (d)	6,935,000	6,729,927
Firefly Public Infrastructure District No. 1,
GO, Series 2024 A-1, 6.63%, 03/01/2054 (d)	5,645,000	5,782,706
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (d)	1,704,190	1,734,539
Mida Cormont Public Infrastructure District,
GO, Series 2025 A-1, 6.25%, 06/01/2055 (d)	6,900,000	7,218,598
GO, Series 2025 A-2, 0.00%, 06/01/2055 (d)(i)	15,725,000	13,408,486
GO, Series 2025 B, 8.50%, 06/15/2055 (d)	3,747,000	3,832,314
MIDA Mountain Veterans Program Public Infrastructure District,
Tax Allocation, Series 2024, 5.20%, 06/01/2054 (d)	11,205,000	11,004,761
Mida Mountain Village Public Infrastructure District,
Tax Allocation, Series 2025-1, 5.50%, 06/01/2055 (d)	1,500,000	1,492,831
Tax Allocation, Series 2025-1, 5.75%, 06/01/2060 (d)	2,650,000	2,682,294
Military Installation Development Authority,
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	17,780,000	14,340,887
Moonlight Village Public Infrastructure District No. 1,
GO, Series 2025 A, 6.00%, 03/01/2056 (d)	1,000,000	1,006,050
Olympia Public Infrastructure District No. 1,
Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (d)	3,500,000	3,558,379
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (d)	2,485,000	2,548,802
Point Phase 1 Public Infrastructure District No. 1,
Revenue, Series 2025 B, 8.50%, 03/15/2055	3,500,000	3,527,597
Ridges Estates Infrastructure Financing District,
Ridges Estates Infrastructure Financing District Apline Hollow Assessment Area, Special Assessment, Series 2025, 6.25%, 12/01/2053 (d)	3,500,000	3,600,206
Sage Creek Infrastructure Financing District,
Special Assessment, Series 2024, 5.75%, 12/01/2053 (d)	7,155,000	7,088,382
Soleil Hills Public Infrastructure District No. 1,
GO, Series 2025 A, 5.88%, 03/01/2055 (d)	2,425,000	2,416,380

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
South Salt Lake Redevelopment Agency,
Tax Allocation, Series 2025, 6.25%, 04/15/2046 (d)	2,125,000	2,148,665
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (d)	3,000,000	2,507,885
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (d)	8,500,000	6,978,675
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (d)	16,900,000	17,365,778
Athenian eAcademy, Revenue, Series 2024 A, 6.50%, 04/15/2058 (d)	9,060,000	8,187,696
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (d)	5,805,000	5,178,546
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2041 (d)	1,020,000	957,172
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (d)	3,895,000	3,208,541
Odyssey Charter School, Inc., Revenue, Series 2025 A, 7.25%, 06/15/2055 (d)	7,380,000	7,051,436
Odyssey Charter School, Inc., Revenue, Series 2025 B, 9.00%, 06/15/2031 (d)	400,000	408,849
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (d)	1,590,000	1,416,172
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	731,567
Ventana Resort Village Public Infrastructure District,
GO, Series 2024, 5.50%, 03/01/2054 (d)	4,000,000	3,927,139
Viridian Farm Public Infrastructure District No. 1,
GO, Series 2024 A, 5.88%, 03/01/2054 (d)	2,255,000	2,276,323
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (d)	4,111,185	4,137,391
		174,814,039
Vermont 0.0%(e)
Vermont Economic Development Authority,
Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	391,595

Virgin Islands 0.1%
Virgin Islands Hotel Development Financing Corp.,
Revenue, Senior Lien, Series 2025A-1, 6.00%, 12/01/2055	9,250,000	9,180,250
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	492,588
		9,672,838
Virginia 1.0%
Farmville Industrial Development Authority,
Longwood Housing Foundation LLC, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2055	4,705,000	4,182,724
Norfolk Redevelopment & Housing Authority,
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2046	65,000	64,571
Prince William County Industrial Development Authority,
Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,422,438
Salem Economic Development Authority,
Roanoke College Obligated Group, Revenue, Series 2025, 5.50%, 04/01/2045	600,000	613,068
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2055	1,330,000	1,385,124
Virginia Beach Development Authority,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 09/01/2048	4,395,000	3,551,743

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (d)	1,000,000	759,793
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (d)	1,000,000	759,794
Virginia Housing Development Authority,
Revenue, Series 2024 F SUB F-1, 5.05%, 07/01/2050	2,250,000	2,274,545
Revenue, Series 2024 F SUB F-1, 5.10%, 07/01/2055	2,000,000	2,020,612
Revenue, Series 2024 H, 4.70%, 12/01/2054 (a)	3,000,000	2,960,301
Revenue, Series 2024 H, 4.75%, 12/01/2059 (a)	5,000,000	4,944,236
Revenue, Series 2024 H, 4.85%, 12/01/2066 (a)	12,570,000	12,487,796
Revenue, Series 2024F SUB F-3, 5.00%, 07/01/2050 (a)	4,000,000	4,030,159
Revenue, Series 2024F SUB F-3, 5.05%, 07/01/2055 (a)	6,000,000	6,029,271
Revenue, Series 2025 A, 4.85%, 03/01/2068 (a)	16,500,000	16,323,290
Revenue, Series 2025 C, 5.10%, 07/01/2055	6,420,000	6,596,186
Virginia Small Business Financing Authority,
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054	3,000,000	3,081,554
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	125,000	97,263
		73,584,468
Washington 1.7%
Grant County Public Hospital District No. 2,
GO, Series 2024, 5.50%, 12/01/2039	500,000	548,358
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,096,313
Port of Woodland,
Revenue, Series 2024, 5.25%, 12/01/2034	1,170,000	1,176,670
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,856,660
Washington Health Care Facilities Authority,
Overlake Hospital Medical Center Obligated Group, Revenue, Refunding, Series A, 4.00%, 07/01/2042	100,000	94,002
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,679,082
Bayview Manor Homes Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (d)	1,500,000	1,531,077
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (d)	1,000,000	995,639
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (d)	2,540,000	2,457,427
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (d)	3,320,000	3,234,558
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (d)	2,000,000	2,000,176
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 07/01/2046 (d)	5,160,000	5,228,444
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 07/01/2060 (d)	10,075,000	10,116,095
Provident Group - SH II Properties LLC, Revenue, Series 2025 A, 5.75%, 07/01/2060 (d)	45,690,000	45,890,332
Provident Group - SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2064 (d)	20,000,000	19,743,758
Provident Group - SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (d)	6,550,000	6,741,006
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	3,957,942
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	7,857,440
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (d)	5,510,000	4,850,095
		122,055,074

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia 0.1%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	380,000	386,997
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	446,123
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	440,000	451,758
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	946,837
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	5,445,000	5,121,866
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	1,600,000	1,253,495
		8,607,076
Wisconsin 11.7%
Public Finance Authority,
Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	16,985,152	17,728,087
Revenue, Series 2024, 5.50%, 12/15/2038 (d)	12,932,786	12,973,750
Revenue, Series 2025, 0.00%, 12/15/2042 (d)(h)	25,000,000	7,750,755
AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 12/01/2060 (d)	1,000,000	1,017,407
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (d)	52,030,000	41,624,000
Anthem Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2037 (d)(h)	8,990,000	4,639,752
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (d)	2,020,000	1,563,588
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (d)	2,995,000	1,908,138
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (d)	2,445,000	1,473,341
Bonnie Cone Classical Academy, Inc., Revenue, Series 2024, 5.63%, 06/15/2059 (d)	1,270,000	971,219
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (d)(h)	9,500,000	4,690,380
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.25%, 06/01/2045	595,000	601,137
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.50%, 06/01/2055	1,200,000	1,212,036
Cedars Obligated Group, Revenue, Refunding, Series 2019, 5.75%, 05/01/2054 (d)	175,000	119,673
CFC-SA LLC, Revenue, Series 2022 B, 6.00%, 02/01/2062 (d)	6,800,000	6,975,993
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (d)	2,500,000	2,183,931
CHF - Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (d)	2,500,000	2,486,163
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (d)	250,000	254,190
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (d)	410,000	411,214
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (d)	1,000,000	985,558
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (d)	2,415,000	2,376,524
College Achieve Central Charter School Obligated Group, Revenue, Series 2021 A, 5.00%, 06/15/2051 (d)	3,645,000	3,246,170
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	915,856
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	803,614
Coral Academy of Science Reno, Revenue, Series 2022 A, 5.88%, 06/01/2052 (d)	1,500,000	1,440,714

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2054	900,000	850,954
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (d)	27,155,000	28,115,907
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (d)	9,525,000	9,473,711
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 B, 9.50%, 06/15/2040 (d)	2,170,000	2,080,244
Driftwood Conservation District, Revenue, Series 2025, 0.00%, 12/15/2039 (d)(h)	7,845,000	3,247,693
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (d)	200,000	180,475
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (d)	2,440,000	1,806,771
Gates at PV Apt I LLC, Revenue, Series 2025, 8.75%, 07/30/2026 (d)	9,585,000	9,504,516
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (d)	2,500,000	2,176,088
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (d)	2,550,000	2,112,464
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,726
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (d)	2,385,253	2,390,528
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.00%, 05/01/2045 (d)	1,500,000	1,510,359
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.13%, 05/01/2055 (d)	7,600,000	7,557,486
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/15/2043	30,000	31,014
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (d)	2,815,000	2,764,067
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (d)	4,640,000	4,193,654
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (d)	4,060,000	3,563,544
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2055	1,500,000	1,503,425
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.25%, 06/15/2045	600,000	605,468
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.50%, 06/15/2055	1,000,000	1,005,893
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.00%, 06/15/2035	575,000	598,189
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.50%, 06/15/2045	1,000,000	993,853
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.75%, 06/15/2055	1,000,000	979,067
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2055 (d)	500,000	496,724
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 7.00%, 06/15/2065 (d)	700,000	703,613
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (d)	12,650,000	13,026,342
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (d)	3,300,000	3,437,443
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (d)(h)	12,428,000	7,348,624
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (d)	450,000	451,033
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,015,000	2,905,853
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	999,328
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,484,868

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (d)	21,895,000	20,413,376
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (d)	400,000	402,439
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	95,800,000	99,296,997
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (d)	37,000,000	41,198,042
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2047	2,000,000	2,008,003
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	1,950,000	1,766,456
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (d)	1,000,000	937,949
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (d)	6,920,000	4,868,095
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030	4,700,000	4,786,222
Roseman University of Health Sciences, Revenue, Series 2020, 5.00%, 04/01/2050 (d)	2,075,000	1,922,685
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (d)	1,000,000	1,002,237
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (d)	706,646	708,348
Sky Harbour Capital LLC Obligated Group, Revenue, AMT, Series 2021, 4.25%, 07/01/2054	16,905,000	14,042,875
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (d)	22,000,000	22,411,528
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	3,420,000	2,972,219
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,540,959
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	203,459
Southminster, Inc. Obligated Group, Revenue, Series 2018, 5.00%, 10/01/2053 (d)	8,170,000	7,590,070
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 06/30/2060	20,115,000	20,831,243
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 12/31/2065	117,045,000	121,037,089
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 6.50%, 12/31/2065	44,000,000	48,575,182
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	3,125,000	3,207,581
Triad Educational Services, Inc., Revenue, Refunding, Series 2025, 5.40%, 06/15/2065	2,750,000	2,568,336
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2051	350,000	271,300
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2061	6,235,000	4,622,828
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.50%, 06/15/2055	1,200,000	1,157,782
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.25%, 06/15/2065	5,300,000	4,827,716
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,285,766
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	30,000	26,652
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2043	6,100,000	6,017,737
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2048	13,335,000	12,573,714
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (d)	19,700,000	17,352,495

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (d)	4,865,000	4,304,782
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (d)	1,655,000	1,294,306
WVC, Revenue, Series 2025 A, 6.25%, 12/01/2045 (d)	1,325,000	1,350,753
WVC, Revenue, Series 2025 A, 6.50%, 12/01/2055 (d)	2,480,000	2,520,028
WVC, Revenue, Series 2025 A, 6.75%, 12/01/2065 (d)	4,340,000	4,438,006
Wisconsin Health & Educational Facilities Authority,
Capitol Lakes, Inc., Revenue, Refunding, Series 2025 A, 6.38%, 11/15/2060	4,100,000	4,102,199
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	2,000,000	1,922,287
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,455,627
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,470,306
Chiara Communities, Inc., Revenue, Series 2018 B, 4.50%, 07/01/2043	45,000	40,277
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	3,895,000	3,449,535
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	3,850,000	3,312,275
Chiara Communities, Inc., Revenue, Series 2018 C, 7.50%, 07/01/2053	2,500,000	2,267,459
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	16,618,922
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	16,350,000	16,419,170
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	34,900,000	35,205,277
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 6.63%, 07/01/2060	27,550,000	28,735,810
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,593,788
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,625,000	1,265,403
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,038,884
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,063,548
Sanford Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	65,000	57,556
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,050,000	2,012,564
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	45,000	43,758
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,595,000	1,344,144
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2051	1,200,000	965,326
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,337,764
		856,534,248
Total Municipal Bonds (Cost $8,609,201,926)		8,261,876,364

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.0%(e)

Ground Transportation - 0.0%(e)
Brightline East LLC
11.00%, 01/31/2030 (d) (Cost $3,297,038)	12,155,000	3,345,067

Investments	Number of Warrants	Value ($)
Warrants - 0.0%

Ground Transportation - 0.0%
BL Train Holdings West LLC, expiring 12/01/2035*‡ (Cost $–)	1,915,470	—

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments - 2.0%

Investment Companies - 2.0%
JPMorgan US Government Money Market Fund 3.65% (l) (Cost $145,410,663)	145,410,663	145,410,663

Total Investments - 115.2% (Cost $8,757,909,627)		8,410,632,094
Floating Rate Note Obligations - (17.0%)(m)		(1,241,340,000)
Other assets less liabilities - 1.8%		128,638,294
Net Assets - 100.0%		7,297,930,388

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.
(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2026.
(d)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $3,284,304,402, which represents approximately 45.00% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	Represents a security that is subject to legal or contractual restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at January 31, 2026 amounted to $21,071,321, which represents approximately 0.29% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Arkansas Development Finance Authority	01/31/24-03/05/24	$12,108,646	$108.42
City of Palos Heights	12/20/24	1,070,000	90.00
City of Palos Heights	12/20/24	8,541,865	90.00
		$21,720,511

(g)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.The TOB trust is a recourse trust.The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $22,477,153.
(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(i)	Zero coupon bond until next reset date.
(j)	When-issued security.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2026.
(l)	Represents 7-day effective yield as of January 31, 2026.
(m)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
State Single-Family Housing	10.5%
Airport	8.7
Charter School	7.2
Continuing Care Retirement Community	7.1
Public Transportation	6.4
State Multi-Family Housing	6.1
Community Development District	6.1
Hospital	5.7
Economic/Industrial Development	5.0
Assisted Living	5.0
Higher Education	4.9
Special Assessment Financing	4.8
Toll Highway/Bridge/Tunnel	4.8
Student Housing	3.2
Appropriation	2.6
Tax Increment Financing	2.4
School District	2.4
Local Multi-Family Housing	2.1
General Obligation	1.9
Nursing Home	1.9
Miscellaneous Tax	1.9
Tobacco Master Settlement Agreement	1.7
General Revenue Tax-Guaranteed	1.4
Metro Development District	1.0
Private/Religious School	1.0
Gas Forward Contract	0.9
General Obligation District (Other)	0.9
Water & Sewer	0.8
Sales & Excise Tax	0.8
Port/Marina	0.6
Payments in Lieu of Taxes (PILOT)	0.6
Income Tax	0.4
General Obligation Hospital/Health District	0.4
Indian Tribal Bond	0.3
Not-For-Profit Human Service Provider	0.3
Independent Living Facility	0.3
Solid Waste	0.3
Not-For-Profit Research Organization	0.2
Mello-Roos	0.2
Hotel Occupancy Tax	0.1
Parking Facility	0.1
Miscellaneous	0.1
Loan Pool	0.1
Local Single-Family Housing	0.0	*
Municipal Utility District	0.0	*
Student Loan Revenue	0.0	*
Not-For-Profit Cultural Organization	0.0	*
Telecom	0.0	*
Other	0.0
Short-Term Investments	2.0
Total Investments	115.2%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 100.8%
Alabama 4.6%
Baldwin County Industrial Development Authority,
Novelis Corp., Revenue, AMT, Series 2025 A, 5.00%, 06/01/2032 (a)(b)(c)	10,000,000	10,219,192
Novelis Corp., Revenue, AMT, Series 2025 B, 4.63%, 06/01/2032 (a)(b)(c)	5,250,000	5,289,268
Black Belt Energy Gas District,
Revenue, Series 2025 C, 5.25%, 08/01/2027 (c)	1,450,000	1,474,450
Revenue, Series 2025 C, 5.25%, 08/01/2028 (c)	1,925,000	1,979,396
Revenue, Series 2025 C, 5.25%, 08/01/2029 (c)	1,650,000	1,711,427
Revenue, Series 2025 C, 5.25%, 08/01/2030 (c)	1,850,000	1,928,767
Revenue, Series 2025 C, 5.25%, 08/01/2031 (c)	2,700,000	2,831,867
Revenue, Series 2025 C, 5.25%, 08/01/2032 (c)	2,500,000	2,634,373
Revenue, Series 2025 C, 5.25%, 08/01/2033 (c)	3,600,000	3,804,220
Revenue, Series 2025 C, 5.50%, 08/01/2034 (a)(b)(c)	40,000,000	42,975,360
Chelsea Park Cooperative District,
Special Assessment, Series 2018, 4.00%, 05/01/2028	225,000	225,429
Hoover Industrial Development Board,
United States Steel Corp., Revenue, AMT, Series 2019, 5.75%, 10/01/2049	1,000,000	1,009,371
Houston County Health Care Authority,
Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2030	7,260,000	7,290,885
Infirmary Health System Special Care Facilities Financing Authority of Mobile,
Infirmary Health System Obligated Group, Revenue, Series 2016 A, 5.00%, 02/01/2041	3,000,000	3,000,051
		86,374,056
Alaska 0.0%(d)
Alaska Industrial Development & Export Authority,
Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	715,000	744,165

American Samoa 0.1%
American Samoa Economic Development Authority,
Revenue, Series 2018, 7.13%, 09/01/2038 (c)	1,995,000	2,128,746

Arizona 0.8%
Arizona Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (c)	1,500,000	1,416,250
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	202,026
Floreo at Teravalis Community Facilities District,
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 5.15%, 07/01/2035	1,129,000	1,178,517
Industrial Development Authority of the City of Phoenix Arizona (The),
Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (c)	1,000,000	980,228
Industrial Development Authority of the County of Pima (The),
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,101,943
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (c)	1,235,000	1,323,354
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B-1, 6.63%, 05/15/2031 (c)	2,000,000	2,002,142
plc Charter Schools, Revenue, Refunding, Series 2016, 5.25%, 12/01/2026 (c)	125,000	125,801
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (c)	3,000,000	3,024,073
Maricopa County Industrial Development Authority,
Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (c)	3,330,000	3,343,047

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona
Superstition Vistas Community Facilities District No. 1,
Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	123,362
		14,820,743
Arkansas 0.5%
Arkansas Development Finance Authority,
Revenue, Refunding, Series 2021, 3.00%, 07/01/2031	1,750,000	1,461,977
Batesville Public Facilities Board,
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	500,812
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	540,000	522,215
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	25,000	22,947
Clarksville Public Educational Facilities Board,
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	202,690
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,084,116
Pulaski County Public Facilities Board,
Baptist Health Obligated Group, Revenue, Series 2014, 5.00%, 12/01/2042	5,530,000	5,533,745
		9,328,502
California 8.8%
Alameda Community Facilities District,
Community Facilities District No. 13-1, Special Tax, Series 2016, 5.00%, 09/01/2042	1,250,000	1,254,442
Antelope Valley Healthcare District,
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	4,215,000	4,215,459
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	8,055,000	8,055,000
California Health Facilities Financing Authority,
Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,300,730
California Housing Finance Agency,
Revenue, Series 2025 B, 4.35%, 02/01/2043 (e)	3,000,000	3,025,943
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	21,605,000	16,203,750
California Municipal Finance Authority,
Barlow Respiratory Hospital Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2050	7,455,000	6,132,789
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2040	900,000	834,606
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (c)	2,825,000	2,825,294
Santa Rosa Academy LLC, Revenue, Series 2015, 5.13%, 07/01/2035 (c)	1,355,000	1,355,487
California Public Finance Authority,
California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	8,500,000	8,791,586
Fontana Jurupa Hills Project Area, Tax Allocation, Series 2025 B, 5.00%, 09/01/2033 (c)	1,920,000	1,965,505
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 5.38%, 06/01/2035 (c)	750,000	797,798
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (c)	3,500,000	3,744,697
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-2, 6.50%, 07/01/2065 (c)	4,050,000	4,055,720

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
California
California School Finance Authority,
Aspire Public Schools Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/01/2035 (c)	1,000,000	1,000,191
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 7.00%, 06/01/2040 (c)	3,305,000	3,351,722
California Statewide Communities Development Authority,
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,635,000	2,638,174
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.00%, 12/01/2036 (c)	9,795,000	9,837,782
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	12,995,000	13,000,394
Loma Linda University Medical Center Obligated Group, Revenue, Series 2018 A, 5.25%, 12/01/2048 (c)	1,500,000	1,510,398
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	240,000	245,408
City of Los Angeles Department of Airports,
Revenue, AMT, ETM, Series 2016 A, 5.00%, 05/15/2026	10,000	10,061
Revenue, AMT, Refunding, Series 2025A, 5.00%, 05/15/2055 (e)	5,650,000	5,756,732
Del Mar Race Track Authority,
Revenue, Refunding, Series 2015, 5.00%, 10/01/2027	1,535,000	1,535,407
Kaweah Delta Health Care District Guild,
Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	289,612
Revenue, Series 2015 B, 3.38%, 06/01/2031	60,000	56,978
Revenue, Series 2015 B, 3.75%, 06/01/2035	745,000	699,123
Revenue, Series 2015 B, 4.00%, 06/01/2037	85,000	80,968
Revenue, Series 2015 B, 5.00%, 06/01/2040	6,025,000	6,024,825
Revenue, Series 2015 B, 4.00%, 06/01/2045	295,000	239,569
San Francisco City & County Airport Comm-San Francisco International Airport,
Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (e)	20,640,000	20,793,105
Revenue, Second Series, AMT, Series 2025 D, 5.50%, 05/01/2055 (e)	15,000,000	15,896,051
San Gorgonio Memorial Health Care District,
GO, Refunding, Series 2014, 5.50%, 08/01/2026	10,000	10,003
GO, Refunding, Series 2015, 3.50%, 08/01/2030	1,000,000	933,699
GO, Refunding, Series 2020, 2.00%, 08/01/2029	50,000	44,061
Silicon Valley Tobacco Securitization Authority,
Revenue, Series 2007 A, 0.00%, 06/01/2036 (f)	32,750,000	18,464,473
		166,977,542
Colorado 3.1%
Aerotropolis Regional Transportation Authority,
Revenue, Series 2024, 5.75%, 12/01/2054 (c)	5,000,000	4,973,479
City & County of Denver,
United Airlines, Inc., Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2032	36,750,000	36,797,499
City of Fruita,
Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 A, 5.38%, 01/01/2033 (c)	5,400,000	5,504,788
Colorado Educational & Cultural Facilities Authority,
Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (c)	600,000	607,685
Colorado Health Facilities Authority,
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	530,000	531,615
Eagle County Airport Terminal Corp.,
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	5,450,000	5,524,748
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2037	1,000,000	1,008,112
Elbert County Independence Water & Sanitation District,
Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	1,053,929

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado
Pueblo Urban Renewal Authority,
City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	97,657
Snowmass Water & Sanitation District,
GO, Series 2016, 5.00%, 12/01/2036	1,060,000	1,077,937
Spring Mesa Metropolitan District,
GO, Refunding, AG Insured, Series 2015, 4.25%, 12/01/2035	455,000	455,459
Town of Del Norte,
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	745,000	755,025
		58,387,933
Connecticut 0.3%
Connecticut Housing Finance Authority,
Revenue, AMT, Refunding, Series 2020 E2, 1.70%, 11/15/2028	950,000	898,336
Connecticut State Health & Educational Facilities Authority,
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (c)	100,000	101,573
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (c)	100,000	102,666
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (c)	100,000	103,714
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (c)	400,000	414,576
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (c)	575,000	593,577
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (c)	125,000	128,385
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2032	1,075,000	1,093,403
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	1,410,000	1,428,632
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	1,365,000	1,380,073
		6,244,935
District of Columbia 0.7%
District of Columbia,
Obligated Group, Revenue, Series 2024 A, 5.63%, 06/01/2044	1,000,000	1,000,737
Union Market TIF Area, Tax Allocation, Series 2021 A, 3.75%, 06/01/2031 (c)	2,162,000	2,109,169
Metropolitan Washington Airports Authority Aviation,
Revenue, AMT, Refunding, Series A, 4.00%, 10/01/2035	10,635,000	10,658,686
		13,768,592
Florida 12.3%
Alachua County Health Facilities Authority,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	475,000	475,172
Alachua County Housing Finance Authority,
Woodland Park II LLC, Revenue, Series 2025 B, 4.90%, 07/01/2028 (a)(b)(c)	1,850,000	1,869,497
Antillia Community Development District,
Special Assessment, Series 2024, 5.00%, 05/01/2031	190,000	194,817
Avenir Community Development District,
Assessment Area 2, Special Assessment, Series 2021 A-1, 2.75%, 05/01/2031	2,745,000	2,645,684
Babcock Ranch Community Independent Special District,
Assessments, Special Assessment, Series 2022, 4.25%, 05/01/2032	15,000	15,267
Assessments, Special Assessment, Series 2024, 4.30%, 05/01/2031 (c)	1,000,000	1,014,253
Babcock Ranch Community Independent Special District Assessment Area 1, Special Assessment, Series 2015, 5.25%, 11/01/2046	3,460,000	3,460,452

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Balm Grove Community Development District,
Special Assessment, Series 2022, 3.63%, 11/01/2032	1,290,000	1,267,511
Beach Road Golf Estates Community Development District,
Beach Road Golf Estates Cmnty Development District Series 2015 Special Assmnt, Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,086
Bridle Creek Community Development District,
Special Assessment, Series 2025, 5.15%, 05/01/2035	1,790,000	1,841,169
Capital Projects Finance Authority,
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 01/01/2035 (c)	1,500,000	1,579,410
Capital Trust Agency, Inc.,
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	500,000	491,704
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	425,000	419,856
Capital Trust Authority,
Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	6,000,000	6,260,372
Academir Charter Schools, Inc., Revenue, Series 2025 A, 5.00%, 07/01/2035 (c)	2,265,000	2,315,828
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.13%, 10/01/2035	685,000	712,456
Connerton East Community Development District,
Assessment Area 2, Special Assessment, Series 2025, 4.65%, 06/15/2035	200,000	208,429
County of Miami-Dade,
Aviation, Revenue, AMT, Refunding, Series 2015 A, 5.00%, 10/01/2038	1,000,000	1,001,550
County of Palm Beach,
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.50%, 10/01/2035 (c)	1,600,000	1,778,078
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2035 (c)	500,000	547,889
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	720,000	733,653
Crossings Community Development District,
Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	255,000	260,082
Crosswinds East Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	210,000	213,217
East Nassau Stewardship District,
Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	855,790
Edgewater East Community Development District,
Assessment Area 2, Special Assessment, Series 2022, 3.38%, 05/01/2032	1,975,000	1,945,957
Epperson North Community Development District,
Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (c)	995,000	1,014,765
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(b)(c)	28,500,000	10,260,000
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(b)(c)	15,750,000	5,670,000
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (c)	410,000	413,737
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 06/15/2026 (a)(b)(c)	55,960,000	39,172,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	5,175,000	3,881,250
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037	3,500,000	2,625,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	1,500,000	1,125,000

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (c)	1,190,000	1,242,582
GFL Solid Waste Southeast LLC, Revenue, AMT, Series 2024 A, 4.38%, 10/01/2031 (a)(b)(c)	8,000,000	8,077,431
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (c)	1,075,000	1,085,174
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	141,573
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,520,000	9,800,232
Waste Pro USA, Inc., Revenue, AMT, Series 2025, 4.45%, 07/01/2030 (a)(b)(c)	10,000,000	10,119,751
Florida Local Government Finance Commission,
BridgePrep Academy, Inc. Series 2025 Obligated Group, Revenue, Series 2025 A, 5.00%, 06/15/2035 (c)	7,370,000	7,719,686
Life Care ET, Inc., Revenue, Series 2025 A, 0.00%, 12/01/2030 (c)(g)	4,600,000	4,702,641
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 5.25%, 07/01/2038 (c)	2,070,000	2,188,993
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 5.50%, 11/15/2035 (c)	1,000,000	1,066,097
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (c)(g)	3,750,000	3,845,644
Florida Municipal Loan Council,
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	265,000	270,501
Golden Gem Community Development District,
Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	552,997
Gracewater Sarasota Community Development District,
Assessments, Special Assessment, Series 2021, 2.95%, 05/01/2031	500,000	471,941
Greater Orlando Aviation Authority,
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2026	3,495,000	3,496,887
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2036	7,740,000	7,741,620
United Airlines, Inc., Revenue, AMT, Series 2025, 5.25%, 11/01/2034	2,000,000	2,154,040
United Airlines, Inc., Revenue, AMT, Series 2025, 5.25%, 11/01/2035	2,500,000	2,685,411
United Airlines, Inc., Revenue, AMT, Series 2025, 5.50%, 11/01/2036	2,000,000	2,170,327
United Airlines, Inc., Revenue, AMT, Series 2025, 5.50%, 11/01/2037	2,045,000	2,210,549
Greenbriar Community Development District,
Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	410,000	420,461
Harmony Community Development District,
Harmony Community Development District Series 2001 Assessment, Special Assessment, Refunding, Series 2014, 5.25%, 05/01/2032	2,490,000	2,490,693
Harvest Hills South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.25%, 05/01/2030	300,000	302,230
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2035	375,000	379,103
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2040 (c)	3,650,000	3,448,482
Kings Creek I Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2030	300,000	305,196
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2036	455,000	477,777

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Kingston One Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,590,000	2,739,258
Lakefront Estates Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2045	2,325,000	2,342,667
Lakes of Sarasota Community Development District 2,
Special Assessment, Series B, 5.20%, 05/01/2035	3,025,000	3,157,078
Lakeside Preserve Community Development District,
Lakeside Preserve Cmnty Development Dist Series 2019 Assmnt Area Special Assmnt, Special Assessment, Series 2019, 4.88%, 05/01/2039	420,000	420,856
Lakewood Ranch Stewardship District,
Special Assessment, Series 2016, 5.00%, 05/01/2036	730,000	732,139
Assessment Azario, Special Assessment, Series 2020 A, 3.75%, 05/01/2040	525,000	496,618
Assessment Lorraine Lakes, Special Assessment, Series 2020, 3.63%, 05/01/2040 (c)	1,075,000	993,952
Assessment Northeast Sector Phase 2A, Special Assessment, Series 2019, 3.85%, 05/01/2039	555,000	524,893
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 3.00%, 05/01/2041	685,000	581,029
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2030	1,710,000	1,798,237
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,795,000	2,937,949
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	580,000	592,123
LTC Ranch West Residential Community Development District,
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	290,000	295,076
LTC Ranch West Residential Cmnty Development Dist 2021B Assmnt Area Spl Assmnt, Special Assessment, Series 2021 B, 3.25%, 05/01/2031	1,320,000	1,283,844
Marion Ranch Community Development District,
Special Assessment, Series 2024, 5.10%, 05/01/2031	205,000	210,254
Mckendree Pointe Community Development District,
Special Assessment, Series 2025, 4.75%, 05/01/2035	500,000	504,800
Special Assessment, Series 2025, 5.70%, 05/01/2045	1,815,000	1,816,177
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2031	1,605,000	1,579,559
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	4,090,000	3,861,699
Miami-Dade County Expressway Authority,
Revenue, Refunding, Series 2010 A, 5.00%, 07/01/2040	1,940,000	1,949,532
Miami-Dade County Industrial Development Authority,
Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	485,000	483,890
Midtown Miami Community Development District,
Midtown Miami Community Development District Series 2014 Special Assessment, Special Assessment, Refunding, Series 2014 B, 5.00%, 05/01/2037	1,000,000	1,000,585
Osceola Chain Lakes Community Development District,
Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	342,740
Palm Beach County Health Facilities Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	10,000	10,001

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,014
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2032	20,000	20,351
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2035	4,665,000	4,731,745
Palm Coast 145 Community Development District,
Special Assessment, Series 2025 B, 6.25%, 05/01/2035 (c)	6,000,000	6,267,476
Palm Coast Park Community Development District,
Sawmill Branch - Phase 7, Special Assessment, Series 2024, 4.38%, 05/01/2031	200,000	202,333
Peace Crossing Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	760,000	771,410
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	1,220,000	1,220,624
Saltleaf Community Development District,
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	1,000,000	1,013,428
Sarasota County Health Facilities Authority,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2031	25,000	25,233
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Series 2017 A, 5.00%, 01/01/2042	200,000	200,316
Silverlake Community Development District,
Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	350,000	352,514
Southern Groves Community Development District No. 5,
Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	185,000	182,541
Sunrise Community Development District,
Sunrise Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 4.50%, 05/01/2035 (c)	880,000	884,673
Terra Lago Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2032	650,000	665,290
Terreno Community Development District,
Terreno Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 4.55%, 05/01/2032	375,000	384,910
Tuckers Pointe Community Development District,
Master Infrastructure Project, Special Assessment, Series 2022, 3.63%, 05/01/2032	4,500,000	4,441,697
Verandah East Community Development District,
Verandah East Community Development District Series 2016 Special Assessment, Special Assessment, Refunding, Series 2016, 3.75%, 05/01/2026	5,000	4,998
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,175
West Villages Improvement District,
Assessment Area 1, Special Assessment, Series 2025, 4.75%, 05/01/2032	4,250,000	4,297,886
Woodland Crossing Community Development District,
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 4.88%, 05/01/2030 (c)	410,000	420,786

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
Yarborough Lane Community Development District,
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031	250,000	254,175
		233,015,481
Georgia 1.5%
Atlanta Development Authority (The),
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (c)	8,250,000	8,487,315
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (c)	2,850,000	2,953,213
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)(g)	1,000,000	900,346
PRG - CAU Properties LLC, Revenue, Series 2025 A, 5.25%, 07/01/2040 (c)	1,000,000	1,040,807
City of Atlanta,
Water & Wastewater, Revenue, Refunding, Series 2015, 5.00%, 11/01/2040	5,000,000	5,014,287
Coweta County Development Authority,
Georgia Power Co., Revenue, 3.20%, 02/02/2026 (b)(h)	4,500,000	4,500,000
Development Authority of Cobb County (The),
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,199
Development Authority of The City of Marietta,
Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	300,000	300,388
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Series 2021 B, 3.63%, 01/01/2031 (c)	1,170,000	1,148,517
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2036 (c)	2,500,000	2,575,886
Main Street Natural Gas, Inc.,
Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(b)(c)	500,000	500,111
		27,656,069
Hawaii 0.1%
State of Hawaii Department of Budget & Finance,
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	1,500,000	1,498,731

Idaho 0.1%
Power County Industrial Development Corp.,
FMC Corp., Revenue, AMT, Series 1999, 6.45%, 08/01/2032	700,000	702,899
Spring Valley Community Infrastructure District No. 1,
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	2,000,000	2,047,015
		2,749,914
Illinois 9.5%
Chicago Board of Education,
GO, Series 2015 C, 5.25%, 12/01/2035	680,000	680,009
GO, Series 2015 C, 5.25%, 12/01/2039	8,120,000	8,023,595
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (c)	20,700,000	21,223,014
GO, Refunding, Series 2018 A, 5.00%, 12/01/2035	1,500,000	1,510,433
GO, Refunding, Series 2021 B, 5.00%, 12/01/2036	150,000	151,919
GO, Refunding, Series B, 7.00%, 12/01/2042 (c)	6,250,000	6,464,029
Chicago Board of Education Dedicated Capital Improvement Tax,
Revenue, Series 2016, 6.00%, 04/01/2046	16,695,000	16,919,428
Revenue, Series 2017, 5.00%, 04/01/2042	8,800,000	8,844,761
Chicago O'Hare International Airport,
Revenue, Senior Lien, AMT, Refunding, Series 2018 A, 5.00%, 01/01/2039	3,140,000	3,241,756
Revenue, Senior Lien, AMT, Series 2024 A, 5.50%, 01/01/2059	9,715,000	10,083,101

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Revenue, Senior Lien, AMT, Series 2025 E, 5.50%, 01/01/2055	10,000,000	10,424,909
Revenue, Senior Lien, AMT, BAM Insured, Series 2025 E, 5.00%, 01/01/2060	7,500,000	7,432,407
Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2047	8,375,000	8,377,772
City of Calumet City,
GO, Series 2023 B, 4.50%, 03/01/2037	600,000	586,061
City of Chicago,
GO, Series 2025 A, 6.00%, 01/01/2050	3,000,000	3,139,036
GO, Series 2025 F, 6.00%, 01/01/2042	1,475,000	1,633,021
City of Galesburg,
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2036	1,125,000	1,053,722
Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2041	1,475,000	1,291,572
City of Harvey,
GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	271,000	260,948
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	2,000,000	2,030,810
Illinois Finance Authority,
Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	583,571
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	984,388
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	65,000	59,288
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2027	20,000	19,916
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2030	1,300,000	1,279,704
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2035	800,000	777,022
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2036	775,000	742,042
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2019, 5.00%, 09/01/2027	1,170,000	1,172,251
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 10/01/2035 (c)	700,000	727,329
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (c)	1,000,000	1,013,752
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	1,685,000	1,698,077
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2026	875,000	875,685
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	25,000	22,225
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	200,000	197,032
Illinois Wesleyan University, Revenue, Refunding, Series 2016, 3.00%, 09/01/2030	1,500,000	1,471,668
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	295,000	295,013
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	250,133
LRS Holdings LLC, Revenue, AMT, Series 2023 B, 7.38%, 09/01/2033 (a)(b)(c)	5,000,000	5,731,137
Mercy Health Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 12/01/2046	2,500,000	2,521,596
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2042	500,000	537,532
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,051,171
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	299,175
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	890,508
Rosalind Franklin University of Medicine and Science, Revenue, Series 2025, 5.25%, 08/01/2035 (c)	5,000,000	5,265,177
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	465,588

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	25,000	25,073
Illinois State Toll Highway Authority,
Revenue, Series 2014 C, 5.00%, 01/01/2037	5,810,000	5,819,123
Revenue, Series 2014 C, 5.00%, 01/01/2038	3,000,000	3,004,277
Revenue, Series 2015 A, 5.00%, 01/01/2036	1,900,000	1,903,189
Southwestern Illinois Development Authority,
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	210,000	210,127
State of Illinois,
GO, Series 2025 E, 5.00%, 09/01/2044 (e)	15,000,000	15,635,862
Upper Illinois River Valley Development Authority,
Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2037 (c)	1,000,000	1,000,378
Village of Bridgeview,
GO, Refunding, Series 2015 A, 5.00%, 12/01/2030	90,000	90,055
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,175,463
Village of Lincolnwood Il,
North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	500,000	508,558
Village of Rantoul,
Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	300,000	306,456
Village of Romeoville,
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2036	505,000	505,123
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2039	4,665,000	4,665,283
Western Illinois Economic Development Authority,
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	197,252
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.25%, 06/01/2028	755,000	739,487
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.50%, 06/01/2029	365,000	356,818
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	680,000	651,342
		180,097,149
Indiana 1.0%
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (c)	4,000,000	4,082,479
Indiana Finance Authority,
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	6,190,000	5,942,226
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	950,000	821,440
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 10/01/2032	1,000,000	1,000,135
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	15,000	12,885
Good Samaritan Hospital Obligated Group, Revenue, Series 2016 A, 5.50%, 04/01/2041	4,555,000	4,562,442
Hanover College, Revenue, Series 2013, 4.25%, 05/01/2033	25,000	24,146
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	45,000	40,520
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 4.00%, 10/01/2032	45,000	43,443
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	30,000	26,503
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2036	105,000	105,045
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 4.00%, 10/01/2035	25,000	23,228
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	500,000	505,688
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	545,279

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	165,000	165,100
Richmond Hospital Authority,
Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2029	800,000	801,927
Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2039	1,000,000	1,000,241
		19,702,727
Iowa 0.5%
City of Coralville,
Revenue, Refunding, Series 2016 A, 3.75%, 05/01/2036	60,000	51,074
COP, Series 2016 E, 4.00%, 06/01/2029	900,000	878,046
COP, Series 2016 E, 4.00%, 06/01/2031	1,500,000	1,436,955
Crawford County Memorial Hospital, Inc.,
Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,008,890
Delaware County Memorial Hospital,
Revenue, Series 2025, 4.40%, 12/01/2027	285,000	289,236
Revenue, Series 2025, 5.00%, 12/01/2033	195,000	205,344
Revenue, Series 2025, 5.10%, 12/01/2034	430,000	452,297
Iowa Finance Authority,
Revenue, GNMA Insured, Series 2022H, 3.25%, 02/02/2026 (b)(h)	3,250,000	3,250,000
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 6.60%, 05/15/2028	460,000	479,588
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 7.50%, 05/15/2053	2,015,000	2,233,681
		10,285,111
Kansas 1.8%
City of Colby,
Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,001,463
City of Derby,
STAR Bond District, Revenue, Series 2022, 5.00%, 09/01/2042	1,375,000	1,375,314
City of Hutchinson,
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2027	100,000	100,242
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	300,000	274,920
City of Lenexa,
Lakeview Village, Inc., Revenue, Refunding, Series 2018 A, 5.00%, 05/15/2027	135,000	136,371
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2033	135,000	136,165
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.25%, 05/15/2039	1,580,000	1,606,037
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 3.75%, 05/15/2034	535,000	503,524
Wyandotte County-Kansas City Unified Government,
Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	17,000,000	17,134,601
Sales Tax, Revenue, Series 2015 A, 5.00%, 09/01/2027	645,000	645,101
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	5,000,000	5,112,922
Wyandotte County-Kansas City Unified Government Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	350,000	339,323
		34,365,983
Kentucky 0.1%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.50%, 03/01/2028	10,000	10,001
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.75%, 03/01/2029	60,000	60,024
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	25,015
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.13%, 03/01/2033	40,000	40,023

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,985,623
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	200,000	193,231
		2,313,917
Louisiana 0.7%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	2,039,826
Louisiana Local Government Environmental Facilities & Community Development Authority,
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	408,665
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	426,791
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	445,163
Provident Group - ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	100,000	95,493
Louisiana Public Facilities Authority,
Waste Pro USA, Inc., Revenue, AMT, Series 2025, 4.38%, 10/02/2028 (a)(b)(c)	10,000,000	10,003,470
		13,419,408
Maryland 0.6%
City of Baltimore,
Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,122,052
County of Frederick,
Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	741,308
County of Prince George's,
Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	2,500,000	2,512,334
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,200,000	1,216,103
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	2,000,000	1,978,621
Maryland Health & Higher Educational Facilities Authority,
Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,610,960
Prince George's County Revenue Authority,
County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (c)	2,000,000	1,998,468
		11,179,846
Massachusetts 1.7%
Massachusetts Development Finance Agency,
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2031 (c)	2,960,000	3,024,664
Boston Medical Center Corp. Obligated Group, Revenue, Refunding, Series 2016 E, 5.00%, 07/01/2033	5,000,000	5,027,592
Boston Medical Center Corp. Obligated Group, Revenue, Series 2017 F, 5.00%, 07/01/2030	1,475,000	1,507,685
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 5.50%, 07/15/2035 (c)	3,300,000	3,397,684
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2032	5,630,000	5,646,271
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	2,835,000	2,842,239
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	6,375,000	6,390,042
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	665,773
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	480,202

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Massachusetts
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	503,616
Simmons University, Revenue, Refunding, Series K-1, 5.00%, 10/01/2027	25,000	25,002
Simmons University, Revenue, Series K-1, 4.13%, 10/01/2032	35,000	33,246
Southcoast Health System Obligated Group, Revenue, Series 2013 F, 5.00%, 07/01/2027	25,000	25,034
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2034	1,690,000	1,708,936
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2035	1,480,000	1,494,382
		32,772,368
Michigan 0.3%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 B, 4.75%, 07/01/2028	750,000	750,086
Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	501,569
Kalamazoo Economic Development Corp.,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	790,000	820,523
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 5.00%, 08/15/2036 (c)	1,000,000	1,033,425
Friendship Village of Kalamazoo Obligated Group, Revenue, Series 2026 A, 6.00%, 08/15/2046 (c)	1,315,000	1,335,589
Michigan Finance Authority,
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	30,160
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	706,083
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	414,158
Michigan Strategic Fund,
Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	515,000	534,898
		6,126,491
Minnesota 0.4%
City of Landfall Village,
Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	207,395
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	218,304
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	228,388
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	238,404
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	253,494
City of Moorhead,
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2034	1,155,000	1,155,477
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2040	1,350,000	1,350,236
City of Shakopee,
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 4.45%, 11/01/2035	1,335,000	1,354,745
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.13%, 11/01/2040	1,815,000	1,857,733
Dakota County Community Development Agency,
Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	1,500,000	1,375,203
		8,239,379
Mississippi 1.1%
City of Jackson,
GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	934,424
County of Tunica,
Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	7,020,000	7,231,890
Harrison County Utility Authority,
Revenue, Refunding, Series 2020 A, 1.50%, 07/01/2030 (c)	3,500,000	3,046,354
Mississippi Business Finance Corp.,
Waste Pro USA, Inc., Revenue, AMT, Refunding, Series 2025 A, 4.38%, 08/02/2027 (a)(b)(c)	7,500,000	7,499,317

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2027	65,000	63,918
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	245,000	236,892
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2029	295,000	280,956
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	230,000	214,360
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	365,000	292,308
Natchez-Adams School District,
GO, Series 2020, 2.13%, 03/01/2027	430,000	417,370
GO, Series 2020, 2.00%, 03/01/2031	175,000	153,263
Revenue, Series 2020, 2.38%, 02/01/2036	30,000	23,421
		20,394,473
Missouri 2.1%
County of Boone,
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2026	25,000	24,805
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2028	1,000,000	974,179
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2029	1,525,000	1,471,554
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2030	1,300,000	1,240,408
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2033	2,470,000	2,117,746
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	50,000	38,632
Grindstone Plaza Transportation Development District,
Revenue, Series 2006 A, 5.40%, 10/01/2026	25,000	25,033
Health & Educational Facilities Authority of the State of Missouri,
Maryville University of St Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2034	4,345,000	4,290,297
Maryville University of St. Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2038	3,800,000	3,611,073
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	150,056
Kansas City Industrial Development Authority,
Airport, Revenue, AMT, Series 2019 B, 5.00%, 03/01/2054	12,475,000	12,487,273
Airport, Revenue, AMT, AG Insured, Series 2020 A, 5.00%, 03/01/2057	9,605,000	9,673,075
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (c)	1,775,000	1,777,184
St Louis County Industrial Development Authority,
Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	915,000	915,527
		38,796,842
Montana 0.1%
City of Great Falls,
Downtown Urban Renewal District, Tax Allocation, Series 2021, 3.00%, 07/01/2035	1,005,000	886,998
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2035	75,000	71,048
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	75,000	59,760
		1,017,806
Nebraska 0.1%
Douglas County Hospital Authority No. 2,
Madonna Rehabilitation Hospital Obligated Group, Revenue, Series 2014, 5.00%, 05/15/2036	1,500,000	1,500,726

Nevada 1.7%
City of Las Vegas,
Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	500,000	500,383

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada
Special Improvement District No. 816, Special Assessment, Series 2021, 2.75%, 06/01/2031	220,000	205,034
City of Sparks,
Special Improvement District No. 1, Special Assessment, Series 2024, 5.00%, 06/01/2044	400,000	404,896
Las Vegas Redevelopment Agency,
Las Vegas Redevelopment Agency Redevelopment Area 1, Tax Allocation, Refunding, Series 2016, 5.00%, 06/15/2045	5,000,000	4,958,472
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	34,045,000	25,533,750
		31,602,535
New Hampshire 3.9%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 5.38%, 12/01/2031 (c)	2,400,000	2,402,076
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	2,426,000	2,426,562
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(f)	24,365,000	13,256,604
Revenue, Series 2024, 5.25%, 12/01/2035 (c)	3,826,000	3,825,687
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	3,100,000	3,098,907
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(f)	9,429,000	6,021,819
Revenue, Series 2025, 0.00%, 12/15/2033 (c)(f)	13,000,000	7,852,724
Revenue, Series 2026, 0.00%, 12/01/2039 (f)(i)	20,725,000	7,751,631
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	172,000	172,241
Christian Health Care Center Obligated Group, Revenue, Series 2019 A, 5.25%, 07/01/2039 (c)	5,410,000	5,462,511
Katy West Municipal Utility District, Revenue, Series 2025, 5.88%, 12/01/2032 (c)	2,000,000	2,004,690
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (c)(f)	4,750,000	2,442,571
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (c)(f)	23,995,000	16,414,946
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(f)	1,517,000	1,015,831
		74,148,800
New Jersey 2.3%
City of Atlantic City,
GO, Refunding, Series 2013, 5.00%, 12/01/2027	10,000	9,985
New Jersey Economic Development Authority,
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (c)	21,000,000	21,896,196
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	12,250,000	12,713,311
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 4.75%, 10/01/2028 (c)	800,000	800,291
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 5.00%, 10/01/2033 (c)	1,000,000	1,002,984
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	350,000	350,531
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	1,800,000	1,803,442
United Airlines, Inc., Revenue, AMT, Series B, 5.63%, 11/15/2030	2,390,000	2,399,556
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2028	10,000	9,736
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.00%, 07/01/2029	10,000	9,032
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	22,153
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	35,000	30,576
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	395,000	367,633

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	415,000	380,642
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2035	1,185,000	1,060,454
New Jersey Health Care Facilities Financing Authority,
St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.00%, 07/01/2032	50,000	47,202
St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.13%, 07/01/2033	150,000	140,902
		43,044,626
New Mexico 0.0%(d)
New Mexico Hospital Equipment Loan Council,
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2034	415,000	418,036

New York 10.1%
Allegany County Capital Resource Corp.,
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	169,965
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,378,152
Build NYC Resource Corp.,
Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 01/01/2035 (c)	12,400,000	12,422,448
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,680,000	3,649,921
WHIN Music Community Charter School, Revenue, Series 2022 A, 6.50%, 07/01/2052 (c)	1,500,000	1,482,928
City of Glens Falls,
Revenue, Series 2011, 5.00%, 06/15/2026	435,000	435,364
County of Sullivan,
Improvement Districts Service Fee, Special Assessment, Series E-1, 4.85%, 11/01/2031 (c)	100,000	100,973
Dobbs Ferry Local Development Corp.,
Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	20,016
Dutchess County Local Development Corp.,
Nuvance Health Obligated Group, Revenue, Series 2016 B, 3.00%, 07/01/2029	150,000	147,184
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2030	10,000	9,908
Monroe County Industrial Development Corp.,
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	740,000	739,006
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	10,000,000	9,967,747
MTA Hudson Rail Yards Trust Obligations,
Revenue, Series 2016 A, 5.00%, 11/15/2051	16,000,000	15,999,509
Revenue, Series 2016 A, 5.00%, 11/15/2056	2,005,000	1,999,982
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.15%, 11/15/2034 (c)	1,500,000	1,501,524
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	13,000,000	13,000,652
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	28,300,000	28,300,532
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	500,378
New York State Dormitory Authority,
Catholic Health System Obligated Group, Revenue, Series 2012 A, 4.75%, 07/01/2039	275,000	255,231
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2029	900,000	906,203

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2031	100,000	89,498
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2030 (c)	1,200,000	1,209,334
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (c)	1,000,000	1,006,993
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (c)	1,000,000	1,005,863
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2033 (c)	2,700,000	2,712,898
St Joseph's University/Brooklyn, Revenue, Series 2021, 5.00%, 07/01/2028	110,000	111,482
New York State Environmental Facilities Corp.,
Casella Waste Systems, Inc., Revenue, AMT, Series 2014, 2.88%, 12/03/2029 (a)(b)(c)	3,000,000	2,898,911
Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R-2, 5.13%, 09/03/2030 (a)(b)(c)	1,000,000	1,050,121
New York Transportation Development Corp.,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2016, 5.00%, 08/01/2031	14,000,000	14,014,909
American Airlines, Inc., Revenue, AMT, Refunding, Series 2021, 3.00%, 08/01/2031	235,000	224,454
JFK International Air Terminal LLC, Revenue, AMT, Refunding, Series 2020 A, 5.00%, 12/01/2032	1,250,000	1,351,947
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2034	2,500,000	2,501,787
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	1,000,167
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	9,290,000	9,289,530
Laguardia Gateway Partners LLC, Revenue, AMT, AG Insured, Series 2016 A, 5.25%, 01/01/2050	3,470,000	3,470,147
Oneida Indian Nation of New York,
Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	145,000	156,693
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	550,000	556,527
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	1,120,000	1,135,601
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	600,000	608,442
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	252,969
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	277,275
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	702,525
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	500,000	472,775
Rockland County Economic Assistance Corp.,
Bon Secours Charity Health System, Inc., Revenue, Series 2025, 6.50%, 11/01/2030	3,500,000	3,648,032
Suffolk Regional Off-Track Betting Corp.,
Revenue, Series 2024, 5.75%, 12/01/2044	8,000,000	8,206,485
Revenue, Series 2024, 6.00%, 12/01/2053	780,000	795,320
Syracuse Regional Airport Authority,
Revenue, AMT, Refunding, Series 2021, 5.00%, 07/01/2026	1,000,000	1,006,642
Town of Brookhaven,
GO, Refunding, Series 2024, 5.00%, 02/01/2026	15,000	15,000

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
Westchester County Healthcare Corp.,
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.00%, 11/01/2030	110,000	110,045
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2014 A, 5.00%, 11/01/2044	23,000	22,128
Westchester County Industrial Development Agency,
Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	400,000	416,482
Westchester County Local Development Corp.,
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2036 (c)	4,000,000	4,162,462
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2034	75,000	74,158
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	575,000	495,706
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 6.50%, 11/01/2030	31,500,000	33,344,240
		191,385,171
North Carolina 0.3%
North Carolina Medical Care Commission,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, Series 2021 A, 3.00%, 03/01/2036	130,000	121,060
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	5,000,000	5,004,114
Northern Hospital District of Surry County,
Revenue, Refunding, Series 2017, 5.00%, 10/01/2029	65,000	64,932
		5,190,106
North Dakota 0.1%
City of Horace,
GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	95,896
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,500,000	2,336,168
		2,432,064
Ohio 2.5%
City of Huber Heights,
Canal Heights Incentive District No. 1, Tax Allocation, Series 2025, 6.00%, 12/01/2036 (c)	1,345,000	1,376,788
City of Norwood,
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 4.38%, 12/01/2030	520,000	527,799
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2035	750,000	795,945
Cleveland-Cuyahoga County Port Authority,
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.25%, 12/01/2038	3,165,000	3,227,638
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	2,990,000	3,033,098
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,025,000	5,025,681
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	50,000	49,874
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	350,000	351,951
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	20,000,000	20,136,294
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	8,700,000	8,498,632

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund

Schedule of Investments

January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	106,138
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,705,000	1,751,959
Delaware County Finance Authority,
Tax Allocation, Series 2023 A, 6.25%, 12/01/2037	850,000	899,713
Ohio Air Quality Development Authority,
Ohio Valley Electric Corp., Revenue, Refunding, Series 2019 A, 3.25%, 09/01/2029	10,000	10,012
Port of Greater Cincinnati Development Authority,
RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.00%, 12/01/2044	1,000,000	995,113
State of Ohio,
State of Ohio Department of Transportation, Revenue, AMT, AG Insured, Series 2015, 5.00%, 12/31/2035	650,000	650,678
		47,437,313
Oklahoma 1.8%
Oklahoma County Finance Authority,
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	794,404
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	1,000,000	993,083
Tulsa Authority for Economic Opportunity,
Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (c)	2,325,000	2,177,665
Tulsa Municipal Airport Trust,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	5,000,000	5,005,991
Tulsa Municipal Airport Trust Trustees,
American Airlines, Inc., Revenue, AMT, Refunding, Series 2025, 6.25%, 12/01/2035	17,000,000	19,735,880
Wagoner County Development Authority,
Revenue, Series 2025, 9.00%, 05/01/2026	225,000	227,006
Revenue, Series 2025, 9.00%, 05/01/2027	580,000	606,077
Revenue, Series 2025, 8.25%, 05/01/2028	630,000	659,694
Revenue, Series 2025, 6.75%, 05/01/2040	3,110,000	3,196,096
		33,395,896
Oregon 0.7%
Oregon State Facilities Authority,
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 6.00%, 03/01/2035 (c)	5,180,000	5,286,487
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025A-2, 6.00%, 03/01/2035 (c)	2,355,000	2,403,458
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.00%, 12/01/2040	420,000	437,901
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.38%, 12/01/2045	1,040,000	1,055,369
Polk County Hospital Facility Authority,
Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2015 A, 5.13%, 07/01/2035	3,680,000	3,681,628
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 11/15/2026	95,000	94,910
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2031	350,000	352,279
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2036	455,000	456,272
		13,768,304

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania 3.2%
Allegheny County Higher Education Building Authority,
Robert Morris University, Revenue, Pre-Refunded, Series 2016, 5.00%, 10/15/2034	600,000	610,750
Allentown Neighborhood Improvement Zone Development Authority,
Revenue, Series 2017, 5.00%, 05/01/2042 (c)	4,250,000	4,275,167
Revenue, Series 2025, 5.50%, 05/01/2032 (c)	1,600,000	1,737,903
Revenue, Revenue, Series 2017, 5.00%, 05/01/2032 (c)	4,270,000	4,358,370
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (c)	1,165,000	1,201,783
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-2A, 6.00%, 06/30/2034	250,000	269,196
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	8,632,000	7,953,872
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (g)	13,346,000	9,530,123
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	620,000	635,169
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	290,991
Butler County Hospital Authority,
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	6,260,000	6,263,605
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	20,010
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	20,018
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2029	1,820,000	1,821,698
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2030	1,370,000	1,371,253
City of Erie Higher Education Building Authority,
Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (c)	230,000	229,691
Crawford County Hospital Authority,
Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2046	3,810,000	3,815,233
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2027	15,000	15,211
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2028	760,000	773,325
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	105,000	106,878
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2032	3,050,000	3,093,487
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2035	280,000	272,300
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2037	25,000	23,640
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2032	250,000	254,284
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2035	125,000	126,206
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2030	150,000	155,432
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2031	10,000	10,409
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2032	125,000	129,175
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2033	30,000	30,880
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2034	585,000	599,895
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	340,000	346,837

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2036	30,000	30,414
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	310,000	313,267
Fulton County Industrial Development Authority,
Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028	2,145,000	2,116,719
Lancaster County Hospital Authority,
Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 4.13%, 07/01/2027	40,000	39,936
Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	100,000	100,444
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2028	250,000	252,201
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2030	255,000	258,699
Monroe County Industrial Development Authority,
Monroe County Industrial Development Authority Pocono CBK TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2033	1,620,000	1,657,606
Montgomery County Higher Education and Health Authority,
Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	45,000	45,028
Pennsylvania Economic Development Financing Authority,
Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 12/31/2026	10,000	10,077
Pennsylvania Higher Educational Facilities Authority,
St Joseph’s University, Revenue, Refunding, Series 2015 A, 3.13%, 11/01/2029	25,000	24,339
St. Joseph’s University, Revenue, Series 2012, 4.00%, 11/01/2039	85,000	80,110
Philadelphia Authority for Industrial Development,
Revenue, Series 2017, 5.00%, 11/01/2047	3,150,000	3,156,541
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 3.59%, 11/15/2034 (j)	665,000	664,467
Susquehanna Area Regional Airport Authority,
Revenue, AMT, Refunding, Series 2017, 5.00%, 01/01/2038	1,000,000	1,010,083
		60,102,722
Rhode Island 1.0%
City of East Providence,
Kettle Point Tax Increment Area, Tax Allocation, Series 2016, 7.50%, 05/15/2041 (c)	9,650,000	9,907,006
Rhode Island Health and Educational Building Corp.,
Care New England Health System Obligated Group, Revenue, Refunding, Series 2016 B, 5.00%, 09/01/2036	5,250,000	5,260,185
Lifespan Obligated Group, Revenue, Series 2016, 5.00%, 05/15/2039	2,840,000	2,843,377
		18,010,568
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority,
Revenue, Series 2025 A1, 6.25%, 10/15/2042 (c)	1,995,000	2,023,607
Connexion Communities Obligated Group, Revenue, Series 2025A1, 5.38%, 10/15/2035 (c)	5,865,000	5,937,201
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.00%, 08/15/2045 (c)	1,000,000	1,041,344
South Carolina Public Service Authority,
South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,120,000	1,120,267
		10,122,419

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee 0.5%
Chattanooga Health Educational & Housing Facility Board,
CDFI Phase I LLC, Revenue, Refunding, Series 2015, 5.00%, 10/01/2028	1,050,000	1,050,674
Metropolitan Nashville Airport Authority (The),
Revenue, Series 2019 A, 5.00%, 07/01/2054	5,595,000	5,650,980
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 09/01/2033 (c)	35,000	32,528
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (c)	25,000	24,650
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (c)	4,060,000	3,575,533
		10,334,365
Texas 5.7%
Abilene Convention Center Hotel Development Corp.,
City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	490,156
Arlington Higher Education Finance Corp.,
BASIS Texas Charter Schools, Inc., Revenue, Refunding, Series 2025, 5.13%, 06/15/2040 (c)	2,000,000	2,063,343
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 4.00%, 06/15/2031	3,130,000	3,005,838
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	321,129
Uplift Education, Revenue, Refunding, Series 2016 A, 5.00%, 12/01/2046	1,100,000	1,093,764
Austin Convention Enterprises, Inc.,
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2028	20,000	20,183
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2034	250,000	251,726
Revenue, Second Tier, Refunding, Series B, 5.00%, 01/01/2032	1,075,000	1,082,075
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 07/15/2026	45,000	45,227
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	25,000	25,008
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2036	5,000	4,838
City of Anna,
Crystal Park Public Improvement District No. 2 Improvement Area, Special Assessment, Series 2025, 4.50%, 09/15/2035 (c)	300,000	302,670
City of Austin,
Airport System, Revenue, AMT, Series 2017 B, 5.00%, 11/15/2041	2,985,000	3,002,783
City of Buda,
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (c)	1,000,000	1,020,188
City of Caddo Mills,
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 5.30%, 09/15/2035 (c)	2,425,000	2,501,597
City of Celina,
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 4.75%, 09/01/2035	540,000	543,799
City of Dorchester,
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (c)	350,000	352,255
City of Hackberry,
Rivendale by the Lake Public Improvement District No. 1, Special Assessment, Series 2015, 6.00%, 09/01/2044	2,730,462	2,731,586
Rivendale by the Lake Public Improvement District No. 2, Special Assessment, Series 2016, 5.75%, 09/01/2046	5,510,000	5,511,998

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
City of Houston,
United Airlines, Inc., Revenue, AMT, Series 2018 C, 5.00%, 07/15/2028	7,095,000	7,304,036
United Airlines, Inc., Revenue, AMT, Refunding, Series 2020 A, 5.00%, 07/01/2027	1,000,000	1,016,873
City of Huntsville,
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (c)	355,000	361,824
City of Lowry Crossing,
Lowry Trails Public Improvement District Area No. 1, Special Assessment, Series 2025, 5.25%, 09/15/2045 (c)	1,180,000	1,173,363
City of Penitas,
GO, Series 2025, 5.00%, 09/01/2035	415,000	434,066
City of Port Isabel,
GO, Series 2025, 5.00%, 02/15/2035	920,000	940,771
City of Sugar Land,
GO, Series 2014, 5.25%, 02/15/2032	25,000	25,056
Clifton Higher Education Finance Corp.,
Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (c)	325,000	325,572
County of Denton,
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (c)	500,000	510,885
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,270,000	1,270,396
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	500,000	497,736
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (c)	1,000,000	1,020,439
County of Medina,
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (c)	1,453,000	1,461,071
County of Wichita,
GO, Series 2017, 5.00%, 09/15/2042	500,000	510,099
Edinburg Economic Development Corp.,
Revenue, Series 2019, 4.00%, 08/15/2029 (c)	480,000	471,991
Kerrville Health Facilities Development Corp.,
Sid Peterson Memorial Hospital Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/15/2035	1,750,000	1,754,787
Love Field Airport Modernization Corp.,
Southwest Airlines Co., Revenue, AMT, Series 2012, 5.00%, 11/01/2028	85,000	85,056
Lubbock Educational Facilities Authority, Inc.,
Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,428,628
Mission Economic Development Corp.,
Graphic Packaging International LLC, Revenue, AMT, Series 2025, 5.00%, 06/01/2030 (a)(b)	4,750,000	4,927,819
Nacogdoches County Hospital District,
Sales Tax, Revenue, Refunding, Series 2013, 5.00%, 05/15/2043	5,000,000	4,255,501
New Hope Cultural Education Facilities Finance Corp.,
CHF-Collegiate Housing College Station I LLC, Revenue, Series 2014 A, 5.00%, 04/01/2029	4,930,000	4,931,765
CHF-Collegiate Housing College Station I LLC, Revenue, AG Insured, Series 2014 A, 5.00%, 04/01/2046	3,750,000	3,749,915
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,629,045
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	775,627
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	12,500,000	12,450,906
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	5,000,000	4,587,332
SLF CHP LLC, Revenue, Series 2025 A, 5.75%, 07/01/2035 (c)	2,500,000	2,587,562
Reagan Hospital District of Reagan County,
GO, Series A, 5.00%, 02/01/2029	985,000	985,426

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas
Red River Education Finance Corp.,
Houston Baptist University, Revenue, Refunding, Series 2017, 5.50%, 10/01/2046	10,875,000	10,882,263
St Edward’s University, Inc., Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	2,325,000	2,225,576
St. Edward’s University, Inc., Revenue, Refunding, Series 2016, 3.00%, 06/01/2034	500,000	440,182
Tarrant County Cultural Education Facilities Finance Corp.,
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,009
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	160,000	160,110
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 11/15/2035	475,000	475,423
Tom Green County Cultural Education Facilities Finance Corp.,
TLC Academy, Revenue, Series 2013 A, 7.15%, 08/15/2043	5,640,000	5,641,407
Town of Trophy Club,
Public Improvement District No. 1, Special Assessment, Refunding, Series 2025, 5.00%, 09/01/2032	1,000,000	1,080,925
		107,759,605
Utah 1.6%
City of Salt Lake City,
Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2036	5,650,000	5,770,567
Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2042	7,390,000	7,481,116
Airport, Revenue, AMT, Series 2018 A, 5.00%, 07/01/2037	7,500,000	7,747,883
Downtown Revitalization Public Infrastructure District,
Revitalization Sales Tax, Revenue, Series 2025 C, 5.00%, 07/15/2035 (c)	2,075,000	2,091,436
Fields Estates Public Infrastructure District,
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	1,500,000	1,455,644
Firefly Public Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,000,000	1,017,809
Utah Charter School Finance Authority,
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 4.25%, 06/15/2027 (c)	410,000	408,204
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (c)	1,405,000	1,402,715
Wallace Stegner Academy, Revenue, Series 2022 A, 5.25%, 06/15/2032 (c)	310,000	320,250
Wood Ranch Public Infrastructure District,
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	1,247,267	1,255,218
		28,950,842
Vermont 0.0%(d)
East Central Vermont Telecommunications District,
Revenue, Series 2016 A, 5.00%, 12/01/2035 (c)	170,000	170,002
Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2027 (c)	55,000	55,048
Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (c)	225,000	225,257
		450,307
Virgin Islands 0.8%
Virgin Islands Hotel Development Financing Corp.,
Revenue, Senior Lien, Series 2025A-1, 4.50%, 02/01/2033	1,610,000	1,616,321
CFC-FR LLC, Revenue, Senior Lien, Series 2025 A-1, 5.00%, 02/01/2038	9,500,000	9,513,243
Virgin Islands Public Finance Authority,
United States Virgin Islands, Revenue, NATL Insured, Series 2006, 4.25%, 10/01/2029	30,000	30,100

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virgin Islands
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	240,000	240,037
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	1,400,000	1,400,356
United States Virgin Islands Frenchman’s Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	1,000,000	1,000,180
		13,800,237
Virginia 0.3%
Norfolk Redevelopment & Housing Authority,
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2035	4,560,000	4,564,078
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Series A, 5.00%, 01/01/2034	910,000	923,960
		5,488,038
Washington 2.0%
King County Housing Authority,
Revenue, Series 2008, 5.50%, 05/01/2038	4,000,000	4,008,303
Port of Seattle Industrial Development Corp.,
Delta Air Lines, Inc., Revenue, AMT, Refunding, Series 2012, 5.00%, 04/01/2030	10,625,000	10,627,928
Vancouver Housing Authority,
Revenue, Series 2025, 5.00%, 08/01/2035	595,000	639,585
Washington Higher Education Facilities Authority,
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	3,110,000	3,109,881
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	3,270,000	3,265,993
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2036	3,435,000	3,435,120
Whitworth University, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2040	5,000,000	4,945,174
Washington State Housing Finance Commission,
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (c)	1,000,000	1,000,300
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (c)	1,560,000	1,573,887
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (c)	2,300,000	2,300,203
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2043 (c)	2,370,000	2,248,149
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (c)	305,000	300,214
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (c)	320,000	312,861
		37,767,598
West Virginia 1.0%
City of Huntington,
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	446,123
Monongalia County Building Commission,
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 07/01/2028	455,000	455,431
West Virginia Economic Development Authority,
Commercial Metals Co., Revenue, AMT, Series 2025, 4.63%, 05/15/2032 (a)(b)	6,450,000	6,596,048
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2029	10,000	10,090
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2030	50,000	50,440
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2031	25,000	25,207

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2032	50,000	50,330
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2035	750,000	751,279
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2036	3,350,000	3,343,132
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	6,335,000	5,959,049
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	235,000	235,360
		17,922,489
Wisconsin 7.9%
Public Finance Authority,
Revenue, Series 2024, 0.00%, 12/15/2030 (c)(f)	4,354,000	3,297,040
Revenue, Series 2024, 5.50%, 12/15/2038 (c)	6,535,676	6,556,378
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	2,500,000	2,000,000
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (c)	1,005,000	1,007,659
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 4.63%, 06/01/2036 (c)	25,000	24,999
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2036 (c)	1,500,000	1,501,781
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (c)(f)	9,500,000	4,690,380
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2030 (c)	1,700,000	1,701,360
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2038 (c)	500,000	500,236
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (c)	1,075,000	1,075,392
Coral Academy of Science Las Vegas, Revenue, Series 2014 A, 5.63%, 07/01/2044	1,590,000	1,590,015
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (c)	10,000,000	10,023,263
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	900,000	931,847
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 A, 7.00%, 02/20/2030 (c)	465,434	466,811
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 B, 7.00%, 08/13/2030 (c)	135,305	135,611
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 C, 7.00%, 11/18/2030 (c)	469,788	470,656
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 A, 7.00%, 07/09/2030 (c)	376,639	377,429
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 B, 7.00%, 11/18/2030 (c)	496,456	497,373
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025C, 7.00%, 01/07/2031 (c)	6,572,750	6,586,831
Friends Homes Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 09/01/2039 (c)	1,230,000	1,259,251
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2027 (c)	2,865,000	2,870,757
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2031 (c)	6,810,000	6,820,355
Gates at PV Apt I LLC, Revenue, Series 2025, 8.75%, 07/30/2026 (c)	10,000,000	9,916,031
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (c)	615,000	609,008
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,671
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	954,101	956,211
Hozho Academy, Revenue, Refunding, Series 2025 A, 6.05%, 05/01/2033 (c)	1,000,000	1,036,477

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (c)	3,200,000	3,390,715
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.50%, 12/01/2044 (c)	11,000,000	11,191,540
Mary’s Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	110,000	111,934
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (c)	2,865,000	3,017,943
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (c)	3,500,000	3,673,671
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(f)	1,072,000	633,869
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	3,000,000	3,340,382
Rochester Hills Brownfield Redevelopment Authority Tax Increment, Tax Allocation, Series 2025, 5.25%, 06/01/2034 (c)	3,800,000	3,946,195
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	504,429
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (c)	878,882	881,148
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 05/19/2030 (c)	419,624	420,662
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (c)	592,372	593,859
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (c)	908,307	910,824
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	134,327
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 B, 7.00%, 01/27/2030	854,262	856,966
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (c)	353,057	353,854
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 E, 7.00%, 06/30/2030 (c)	299,821	300,468
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 F, 7.00%, 08/11/2030 (c)	1,105,318	1,107,830
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 G, 7.00%, 10/20/2030 (c)	140,509	140,783
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (c)	462,737	463,904
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/16/2030 (c)	587,681	588,908
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	371,479
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 B, 7.00%, 02/18/2030	391,851	393,019
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 C, 7.00%, 04/15/2030 (c)	209,553	210,132
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 D, 7.00%, 05/20/2030 (c)	881,831	884,006
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 E, 7.00%, 07/15/2030 (c)	851,279	853,031
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 F, 7.00%, 08/19/2030 (c)	625,960	627,356
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 H, 7.00%, 11/18/2030 (c)	685,647	686,914

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 A, 7.00%, 01/20/2030 (c)	512,520	514,135
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B, 7.00%, 06/05/2030 (c)	182,688	183,116
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 C, 7.00%, 07/17/2030 (c)	1,101,564	1,103,817
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 D, 7.00%, 09/04/2030 (c)	498,867	499,938
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025G, 7.00%, 01/20/2031 (c)	212,193	212,558
TrIPs Obligated Group, Revenue, AMT, Refunding, Series 2012 C, 5.25%, 07/01/2028	505,000	505,559
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (c)	7,330,000	6,998,925
WVC, Revenue, Series 2025 A, 5.25%, 12/01/2035 (c)	545,000	561,025
Wisconsin Health & Educational Facilities Authority,
Benevolent Corp. Cedar Community Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 06/01/2028	1,205,000	1,235,556
Benevolent Corp. Cedar Community Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 06/01/2037	3,020,000	3,049,350
Capitol Lakes, Inc., Revenue, Refunding, Series 2025 A, 5.00%, 11/15/2035	3,765,000	3,798,147
Capitol Lakes, Inc., Revenue, Series 2025 B, 4.25%, 11/15/2029	4,000,000	4,025,224
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	1,030,000	989,978
Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	165,000	162,059
Chiara Communities, Inc., Revenue, Series 2018 B, 4.38%, 07/01/2038	1,650,000	1,550,482
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,520,000	2,596,518
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,520,190
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,506,346
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	7,384,029
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 5.63%, 07/01/2035	1,150,000	1,219,188
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	65,000	63,813
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	513,693
		149,716,616
Total Municipal Bonds (Cost $1,943,870,927)		1,907,156,292

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.8%

Ground Transportation - 0.2%
Brightline East LLC
11.00%, 01/31/2030 (c)	12,000,000	3,302,411

Paper & Forest Products - 0.6%
Domtar Corp.
6.75%, 10/01/2028 (c)	15,000,000	12,459,900
Total Corporate Bonds (Cost $16,303,841)		15,762,311

Investments	Number of Warrants	Value ($)
Warrants - 0.0%

Ground Transportation - 0.0%
BL Train Holdings West LLC, expiring 12/01/2035*‡ (Cost $–)	367,410	—

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments - 0.0%(d)

Investment Companies - 0.0%(d)
JPMorgan US Government Money Market Fund 3.65% (k) (Cost $107,411)	107,411	107,411

Total Investments - 101.6% (Cost $1,960,282,179)		1,923,026,014
Floating Rate Note Obligations - (2.5%)(l)		(46,680,000)
Other assets less liabilities - 0.9%		15,856,299
Net Assets - 100.0%		1,892,202,313

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2026.
(c)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $843,435,905, which represents approximately 44.57% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(g)	Zero coupon bond until next reset date.
(h)	Variable rate demand notes “VRDNs” are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(i)	When-issued security.
(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2026.
(k)	Represents 7-day effective yield as of January 31, 2026.
(l)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
ETM	Escrowed to Maturity
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

	Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Economic/Industrial Development	15.7%
Hospital	13.6
Airport	8.7
Higher Education	7.1
Continuing Care Retirement Community	7.0
Public Transportation	4.4
General Revenue Tax-Guaranteed	4.0
Tax Increment Financing	3.8
Special Assessment Financing	3.8
Charter School	3.5
Gas Forward Contract	3.2
Assisted Living	2.9
Community Development District	2.5
School District	2.0
Port/Marina	1.8
Appropriation	1.8
General Obligation	1.4
Secondary Education	1.4
Solid Waste	1.2
Tobacco Master Settlement Agreement	1.0
Nursing Home	0.9
Not-For-Profit Human Service Provider	0.9
Student Housing	0.9
Miscellaneous Tax	0.9
Sales & Excise Tax	0.8
Local Multi-Family Housing	0.8
Loan Pool	0.7
Hotel Occupancy Tax	0.7
Toll Highway/Bridge/Tunnel	0.7
Other	0.7
Indian Tribal Bond	0.5
Water & Sewer	0.4
Not-For-Profit Foundation	0.3
Public Power System	0.3
State Single-Family Housing	0.2
Housing Tax-Guaranteed	0.2
Municipal Utility (Mixed)	0.2
State Multi-Family Housing	0.2
Payments in Lieu of Taxes (PILOT)	0.1
General Obligation Hospital/Health District	0.1
Miscellaneous	0.1
Mello-Roos	0.1
General Obligation District (Other)	0.1
Not-For-Profit Cultural Organization	0.0	*
Metro Development District	0.0	*
Telecom	0.0	*
Healthcare (General) Tax-Guaranteed	0.0	*
Short-Term Investments	0.0	*
Total Investments	101.6%

*     Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 103.7%
Alabama 2.3%
Black Belt Energy Gas District,
Revenue, Series 2025 A, 5.25%, 05/01/2032 (a)(b)	340,000	353,582

California 9.3%
California Community Choice Financing Authority,
Revenue, Series 2024 B, 5.00%, 12/01/2032 (a)(b)	300,000	316,582
City of Los Angeles Department of Airports,
Revenue, AMT, Series 2018 A, 5.25%, 05/15/2048	300,000	303,468
Revenue, AMT, Series A, 5.00%, 05/15/2042	250,000	252,898
San Francisco City & County Airport Comm-San Francisco International Airport,
Revenue, Second Series, AMT, Series 2025 D, 5.25%, 05/01/2055 (c)	500,000	520,123
San Gorgonio Memorial Health Care District,
GO, Refunding, Series 2020, 2.00%, 08/01/2029	45,000	39,655
		1,432,726
Colorado 3.1%
Boulder Valley School District No. Re-2 Boulder,
GO, Series 2015, 5.00%, 12/01/2040	135,000	135,190
City & County of Denver,
Airport System, Revenue, AMT, Series 2022 A, 5.00%, 11/15/2041	145,000	154,749
Eagle County Airport Terminal Corp.,
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	180,000	182,469
		472,408
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority,
Jerome Home, Revenue, Refunding, Series 2021 E, 4.00%, 07/01/2026	10,000	10,005
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	100,000	75,159
		85,164
Florida 8.5%
Canaveral Port Authority,
Revenue, AMT, Series 2018 A, 5.00%, 06/01/2045	250,000	252,177
Central Florida Expressway Authority,
Revenue, Senior Lien, Refunding, Series 2016 B, 4.00%, 07/01/2039	100,000	100,134
County of Miami-Dade,
Aviation, Revenue, AMT, Refunding, Series 2017 B, 5.00%, 10/01/2040	180,000	182,766
Florida Higher Educational Facilities Financing Authority,
Florida Institute of Technology, Inc., Revenue, Series 2019, 5.00%, 10/01/2034	150,000	156,693
Florida Local Government Finance Commission,
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (d)(e)	150,000	153,826
Greater Orlando Aviation Authority,
Revenue, AMT, Series 2017 A, 5.00%, 10/01/2047	100,000	100,234
Harvest Hills South Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2056	100,000	98,701
Lakefront Estates Community Development District,
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	150,000	150,083
Orange County Health Facilities Authority,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 08/01/2054	35,000	34,579

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida
World Commerce Community Development District,
World Commerce Cmnty Development District Series 2015 Assmnt Area Special Assmn, Special Assessment, Refunding, Series 2015, 4.60%, 05/01/2035	75,000	75,019
		1,304,212
Georgia 4.2%
City of Atlanta,
Water & Wastewater, Revenue, Refunding, Series 2015, 5.00%, 11/01/2040	150,000	150,429
Georgia Housing & Finance Authority,
Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (c)	500,000	502,931
		653,360
Idaho 1.4%
Power County Industrial Development Corp.,
FMC Corp., Revenue, AMT, Series 1999, 6.45%, 08/01/2032	215,000	215,890

Illinois 8.9%
Chicago O'Hare International Airport,
Revenue, Senior Lien, AMT, AG Insured, Series 2022 A, 5.25%, 01/01/2045	75,000	78,153
Chicago Transit Authority Sales Tax Receipts Fund,
Sales Tax, Revenue, Second Lien, Refunding, Series 2020 A, 5.00%, 12/01/2045	225,000	229,366
Illinois Finance Authority,
Ascension Health Credit Group, Revenue, Refunding, Series 2016 C, 5.00%, 02/15/2026	10,000	10,008
Columbia College Chicago, Revenue, Refunding, Series A, 4.13%, 12/01/2030	15,000	14,415
Rosalind Franklin University of Medicine and Science, Revenue, Refunding, Series A, 5.00%, 08/01/2036	210,000	212,921
Illinois State Toll Highway Authority,
Revenue, Series 2015 B, 5.00%, 01/01/2040	185,000	185,223
Revenue, Series 2020 A, 5.00%, 01/01/2045	350,000	364,889
Sales Tax Securitization Corp.,
Revenue, Senior Lien, Refunding, Series 2023 A, 5.00%, 01/01/2044	90,000	92,631
State of Illinois,
GO, Series 2016, 5.00%, 11/01/2040	100,000	100,752
State of Illinois Sales Tax,
Revenue, Junior Lien, Series 2025 C, 5.00%, 06/15/2044	75,000	79,085
		1,367,443
Indiana 0.8%
Indiana Finance Authority,
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	60,000	58,915
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	30,000	23,455
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	15,000	13,507
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	20,000	19,814
		115,691
Iowa 0.1%
City of Coralville,
COP, Series 2016 E, 3.38%, 06/01/2036	25,000	21,058

Kansas 0.1%
City of Wichita,
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 3.75%, 05/15/2034	10,000	9,412
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 4.00%, 05/15/2050	10,000	7,170
		16,582
Louisiana 2.3%
City of Shreveport,
Water & Sewer, Revenue, Series 2014 B, 4.00%, 12/01/2038	50,000	50,001

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority,
Woman's Hospital Foundation, Revenue, Refunding, Series 2017 A, 5.00%, 10/01/2044	300,000	302,827
		352,828
Maine 1.3%
Eco Maine,
Revenue, AMT, Series 2025, 5.00%, 10/15/2039	190,000	205,589

Maryland 2.6%
City of Baltimore,
Water Utility Fund, Revenue, Series 2017 A, 5.00%, 07/01/2046	400,000	402,205

Michigan 3.7%
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A, 6.13%, 11/01/2060	100,000	99,976
Great Lakes Water Authority Water Supply System,
Revenue, Second Lien, Refunding, Series B, 5.00%, 07/01/2046	100,000	100,343
Marysville Public Schools District,
GO, Refunding, Series 2016 A, 5.00%, 05/01/2035	90,000	90,384
Michigan Finance Authority,
Kettering University, Revenue, Refunding, Series 2020, 4.00%, 09/01/2045	210,000	165,498
Oakland University,
Revenue, Series 2016, 5.00%, 03/01/2041	100,000	100,018
		556,219
Minnesota 3.4%
Housing & Redevelopment Authority of The City of St Paul Minnesota,
HealthPartners Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 07/01/2035	350,000	350,090
Minnesota Health & Education Facilities Authority,
College of St Benedict, Revenue, Series 8-K, 5.00%, 03/01/2037	175,000	175,098
Mounds View Independent School District No. 621,
GO, Series 2018 A, 5.00%, 02/01/2026	5,000	5,000
		530,188
Mississippi 0.1%
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	15,000	12,013

Missouri 1.9%
County of Boone,
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2034	65,000	49,476
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	65,000	50,222
Kansas City Industrial Development Authority,
Airport, Revenue, AMT, Series 2019 B, 5.00%, 03/01/2039	200,000	206,798
		306,496
Montana 1.7%
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	200,000	159,360
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	150,000	109,676
		269,036
New Hampshire 0.4%
New Hampshire Business Finance Authority,
Revenue, Series 2024, 0.00%, 12/01/2034 (d)(f)	100,000	54,408

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey 0.7%
New Jersey Educational Facilities Authority,
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	10,000	8,862
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	10,000	8,736
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	10,000	9,307
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	10,000	9,172
New Jersey Transportation Trust Fund Authority,
State of New Jersey, Revenue, Series 2015 AA, 5.00%, 06/15/2046	75,000	75,022
		111,099
New York 8.9%
City of New York,
GO, Series 2018 E-1, 5.00%, 03/01/2044	100,000	101,994
Metropolitan Transportation Authority,
Revenue, Refunding, Series 2017C-1, 3.38%, 11/15/2037	120,000	109,101
Revenue, Series 2021 A-2, 4.00%, 11/15/2043	200,000	188,929
New York City Transitional Finance Authority Future Tax Secured,
Revenue, Refunding, Series 2016 E-1, 5.00%, 02/01/2038	110,000	110,033
Revenue, Refunding, Series 2016 E-1, 5.00%, 02/01/2042	135,000	135,040
Revenue, Series 2017 A-1, 5.00%, 05/01/2040	80,000	80,249
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A, 5.00%, 06/01/2045	185,000	144,259
New York State Dormitory Authority,
State of New York Personal Income Tax Revenue, Revenue, Series 2016 A, 5.00%, 02/15/2042	110,000	110,806
Westchester County Local Development Corp.,
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	465,000	400,875
		1,381,286
Ohio 4.1%
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (a)(b)	250,000	251,704
Elyria City School District,
GO, Series A, 5.00%, 12/01/2043	95,000	95,518
Ohio University,
Revenue, Refunding, Series 2017 A, 5.00%, 12/01/2044	95,000	96,417
Summit County Development Finance Authority,
PRG - Akron Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.00%, 07/01/2045	200,000	206,428
		650,067
Oklahoma 1.6%
University of Oklahoma (The),
Revenue, AG Insured, Series 2021 A, 3.00%, 07/01/2039	275,000	245,831

Oregon 0.8%
Oregon State Facilities Authority,
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	175,000	121,870

Pennsylvania 7.6%
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	500,000	460,720
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (e)	198,000	141,388
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	20,000	15,323

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	25,000	20,190
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	20,000	13,142
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	60,000	44,679
Pennsylvania State University (The),
Revenue, Refunding, Series A, 5.00%, 09/01/2041	225,000	226,803
Philadelphia Gas Works Co.,
Revenue, Refunding, Series 15, 5.00%, 08/01/2042	135,000	137,151
Westmoreland County Industrial Development Authority,
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	150,000	114,019
		1,173,415
Rhode Island 0.5%
Rhode Island Infrastructure Bank,
City of East Providence, Revenue, Series 2020 A, 3.00%, 10/01/2037	90,000	82,704

Tennessee 1.6%
Greeneville Health & Educational Facilities Board,
Ballad Health Obligated Group, Revenue, Refunding, Series 2018 A, 4.00%, 07/01/2040	110,000	107,563
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	50,000	43,745
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (d)	100,000	98,602
		249,910
Texas 10.4%
Arlington Higher Education Finance Corp.,
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (d)	150,000	150,945
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Refunding, Series 2020 B, 5.00%, 01/01/2045	220,000	226,270
Revenue, Senior Lien, Series 2020 E, 5.00%, 01/01/2045	90,000	92,631
Dallas Fort Worth International Airport,
Revenue, Refunding, Series 2021 B, 5.00%, 11/01/2043	115,000	120,455
Eagle Mountain & Saginaw Independent School District,
GO, Refunding, PSF Guaranty, Series 2016 A, 5.00%, 08/15/2041	100,000	100,445
Fort Bend County Industrial Development Corp.,
NRG Energy, Inc., Revenue, Series 2012 B, 4.75%, 11/01/2042	130,000	130,023
Harris-Waller Counties Municipal Utility District No. 3,
GO, BAM Insured, Series 2018, 3.63%, 09/01/2039	130,000	129,329
Lower Colorado River Authority,
LCRA Transmission Services Corp., Revenue, Refunding, Series 2022, 5.00%, 05/15/2042	205,000	217,027
Montrose Redevelopment Authority,
Reinvestment Zone No. 27, Tax Allocation, AG Insured, Series 2023, 4.13%, 09/01/2042	150,000	148,042
Waller Consolidated Independent School District,
GO, Refunding, PSF Guaranty, Series 2016, 5.00%, 02/15/2037	180,000	180,212
Williamson County Municipal Utility District No. 32,
GO, BAM Insured, Series 2020 A, 2.00%, 08/15/2038	135,000	103,456
		1,598,835
Virgin Islands 1.6%
Virgin Islands Hotel Development Financing Corp.,
Revenue, Senior Lien, Series 2025A-1, 6.00%, 12/01/2055	250,000	248,115

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia 1.0%
Chesapeake Bay Bridge & Tunnel District,
Revenue, First Tier, AG Insured, Series 2016, 5.00%, 07/01/2041	150,000	150,623

Washington 0.7%
Port of Seattle,
Revenue, AMT, Refunding, Series 2022 B, 5.00%, 08/01/2042	100,000	105,683

West Virginia 0.1%
West Virginia Hospital Finance Authority,
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	20,000	15,669

Wisconsin 7.4%
Public Finance Authority,
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (d)	250,000	248,654
PRG - Oxford Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.00%, 07/01/2040	150,000	161,237
PRG - Oxford Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.00%, 07/01/2045	150,000	154,295
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025F, 7.00%, 12/08/2030 (d)	277,702	278,424
Texas Biomedical Research Institute, Revenue, Series 2021 A, 3.00%, 06/01/2048	125,000	85,246
Wisconsin Health & Educational Facilities Authority,
Ascension Health Credit Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2039	100,000	100,282
Sanford Obligated Group, Revenue, Series 2016 A, 5.00%, 02/15/2042	100,000	100,039
		1,128,177
Total Municipal Bonds (Cost $15,738,850)		15,990,382

Investments	Shares	Value ($)
Short-Term Investments - 0.5%

Investment Companies - 0.5%
JPMorgan US Government Money Market Fund 3.65% (g) (Cost $78,687)	78,687	78,687

Total Investments - 104.2% (Cost $15,817,537)		16,069,069
Floating Rate Note Obligations - (5.2%)(h)		(800,000)
Other assets less liabilities - 1.0%		151,801
Net Assets - 100.0%		15,420,870

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2026.
(c)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash.
(d)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at January 31, 2026 amounted to $984,859, which represents approximately 6.39% of net assets of the Fund.
(e)	Zero coupon bond until next reset date.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(g)	Represents 7-day effective yield as of January 31, 2026.
(h)	Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations
AMT	Alternative Minimum Tax
GO	General Obligation

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Plus Municipal Fund
Schedule of Investments
January 31, 2026 (unaudited)

Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Hospital	15.9%
Airport	13.0
Higher Education	11.3
Toll Highway/Bridge/Tunnel	7.3
Water & Sewer	4.6
Gas Forward Contract	4.3
School District	3.9
Continuing Care Retirement Community	3.7
Student Housing	3.4
State Single-Family Housing	3.3
Income Tax	2.8
Sales & Excise Tax	2.6
Economic/Industrial Development	2.2
Community Development District	2.1
Appropriation	2.0
Public Transportation	1.9
Special Assessment Financing	1.8
Port/Marina	1.6
Assisted Living	1.6
Charter School	1.6
Hotel Occupancy Tax	1.6
Municipal Utility District	1.5
Public Power System	1.4
Solid Waste	1.3
General Obligation	1.3
Private/Religious School	1.0
Tax Increment Financing	1.0
Tobacco Master Settlement Agreement	0.9
Municipal Utility (Mixed)	0.9
Not-For-Profit Research Organization	0.6
Secondary Education	0.5
Loan Pool	0.4
General Obligation Hospital/Health District	0.3
General Revenue Tax-Guaranteed	0.1
Short-Term Investments	0.5
Total Investments	104.2%

See Notes to Schedule of Investments.	(Continued)

Notes to Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2026, the Trust consists of twelve separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund and First Eagle Core Plus Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long- term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Core Plus Municipal Fund seeks to provide current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Core Plus Municipal Fund incepted on November 20, 2025.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Fund (the “U.S. Fund”), First Eagle Gold Fund (the “Gold Fund”), First Eagle Global Income Builder Fund (the “Global Income Builder Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2026, the First Eagle Global Cayman Fund, Ltd. has $6,796,243,188 in net assets, representing 9.05% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2026, the First Eagle Overseas Cayman Fund, Ltd. has $775,915,485 in net assets, representing 4.62% of the Overseas Fund’s net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2026, the First Eagle U.S. Cayman Fund, Ltd. has $219,318,076 in net assets, representing 13.01% of the U.S. Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2026, the First Eagle Gold Cayman Fund, Ltd. has $1,421,488,879 in net assets, representing 24.43% of the Gold Fund’s net assets.

The First Eagle Global Income Builder Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Income Builder Fund and the First Eagle Global Income Builder Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2026, the First Eagle Global Income Builder Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Global Income Builder Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2026, the First Eagle Global Real Assets Cayman Fund, Ltd. has $844,870 in net assets, representing 3.55% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source. The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2026. A reconciliation of Level 3 investments is presented when a fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund’s net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$38,306,837,701	$22,923,936,267 (a)	$–	$61,230,773,968
Corporate Bonds	–	–	5,337,137	5,337,137
Commodities*	–	8,268,487,067	–	8,268,487,067
Short-Term Investments	107,450,206	5,247,748,751	–	5,355,198,957
Forward Foreign Currency Exchange Contracts**	–	22,790,722	–	22,790,722
Total	$38,414,287,907	$36,462,962,807	$5,337,137	$74,882,587,851

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(22,478,480)	$–	$(22,478,480)
Total	$–	$(22,478,480)	$–	$(22,478,480)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$3,956,069,518	$10,189,915,150 (a)	$16,054,707	$14,162,039,375
Commodities*	–	1,654,856,162	–	1,654,856,162
Short-Term Investments	88,237,958	841,102,715	–	929,340,673
Forward Foreign Currency Exchange Contracts**	–	11,192,977	–	11,192,977
Total	$4,044,307,476	$12,697,067,004	$16,054,707	$16,757,429,187

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(9,931,814)	$–	$(9,931,814)
Total	$–	$(9,931,814)	$–	$(9,931,814)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$1,272,998,753	$1,636,452	(a)	$–	$1,274,635,205
Convertible Preferred Stocks	5,295,500	–		–	5,295,500
Corporate Bonds	–	12,439,907		6,305,748	18,745,655
Commodities*	–	219,307,006		–	219,307,006
Master Limited Partnerships	26,270,051	–		–	26,270,051
Preferred Stocks	2,482,640	–		–	2,482,640
Short-Term Investments	10,766,897	124,500,381		–	135,267,278
Total	$1,317,813,841	$357,883,746		$6,305,748	$1,682,003,335

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$3,950,745,703	$363,423,110	(a)	$–	$4,314,168,813
Commodities *	–	1,421,534,096		–	1,421,534,096
Rights	3,963,661	–		–	3,963,661
Short-Term Investments	18,674,323	30,036,265		–	48,710,588
Total	$3,973,383,687	$1,814,993,471		$–	$5,788,377,158

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$796,339,218	$709,124,592 (a)	$–	$1,505,463,810
Convertible Preferred Stocks	33,687,951	–	–	33,687,951
Corporate Bonds	–	246,168,654	21,671,554	267,840,208
Asset-Backed Securities	–	2,213,131	–	2,213,131
Commodities*	–	217,924,025	–	217,924,025
Foreign Government Securities	–	26,841,868	–	26,841,868
Loan Assignments	–	2,509,375	–	2,509,375
Master Limited Partnerships	22,591,968	–	–	22,591,968
Preferred Stocks	41,621,574	–	–	41,621,574
U.S. Treasury Obligations	–	294,303,730	–	294,303,730
Short-Term Investments	10,922,849	17,638,283	–	28,561,132
Forward Foreign Currency Exchange Contracts**	–	350,731	–	350,731
Total	$905,163,560	$1,517,074,389	$21,671,554	$2,443,909,503

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(424,151)	$–	$(424,151)
Options Written	(2,286,270)	–	–	(2,286,270)
Total	$(2,286,270)	$(424,151)	$–	$(2,710,421)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$365,633,496	$88,249,522	(a)	$–	$453,883,018
Master Limited Partnerships	14,213,983	–		–	14,213,983
Short-Term Investments	2,527,765	4,082,677		–	6,610,442
Total	$382,375,244	$92,332,199		$–	$474,707,443

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,816,761,869	$–	$–		$1,816,761,869
Exchange-Traded Funds	10,451,001	–	–		10,451,001
Rights	–	–	–	^	–
Short-Term Investments	102,494,566	–	–		102,494,566
Total	$1,929,707,436	$–	$–		$1,929,707,436

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$51,970,509	$–	$–	$51,970,509
Short-Term Investments	1,540,820	–	–	1,540,820
Total	$53,511,329	$–	$–	$53,511,329

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$13,094,931	$8,457,113	(a)	$ – ^	$21,552,044
Commodities*	–	483,978		–	483,978
Exchange-Traded Funds	339,537	–		–	339,537
Master Limited Partnerships	1,024,387	–		–	1,024,387
Short-Term Investments	739,352	–		–	739,352
Total	$15,198,207	$8,941,091		$–	$24,139,298

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$–	$3,345,067	$–		$3,345,067
Municipal Bonds	–	8,261,876,364	–		8,261,876,364
Warrants	–	–	–	^	–
Short-Term Investments	145,410,663	–	–		145,410,663
Total	$145,410,663	$8,265,221,431	$–		$8,410,632,094

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Corporate Bonds	$–	$15,762,311	$–		$15,762,311
Municipal Bonds	–	1,907,156,292	–		1,907,156,292
Warrants	–	–	–	^	–
Short-Term Investments	107,411	–	–		107,411
Total	$107,411	$1,922,918,603	$–		$1,923,026,014

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

First Eagle Core Plus Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$15,990,382	$–	$15,990,382
Short-Term Investments	78,687	–	–	78,687
Total	$78,687	$15,990,382	$–	$16,069,069

†	See Schedule of Investments for additional detailed categorizations.

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended January 31, 2026, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$542,529,642	$249,104,824	$9,438,884
Average Settlement Value — Sold	2,371,235,172	1,071,670,666	42,019,762

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At January 31, 2026, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$22,790,722	$22,478,480	$18,497,429	$(38,922,356)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$11,192,977	$9,931,814	$9,670,442	$(17,439,788)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$350,731	$424,151	$250,938	$(747,703)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of January 31, 2026:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$2,560,572	$(2,560,572)	$–	$–
Goldman Sachs	3,035,332	(3,035,332)	–	–
JPMorgan Chase Bank	12,507,607	(6,547,188)	(5,527,860)	432,559
UBS AG	4,687,211	(4,687,211)	–	–
	$22,790,722	$(16,830,303)	$(5,527,860)	$432,559

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$5,546,943	$(2,560,572)	$(2,986,371)	$–
Goldman Sachs	5,166,648	(3,035,332)	(2,131,316)	–
JPMorgan Chase Bank	6,547,188	(6,547,188)	–	–
UBS AG	5,217,701	(4,687,211)	(530,490)	–
	$22,478,480	$(16,830,303)	$(5,648,177)	$–

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$1,386,849	$(1,386,849)	$–	$–
Goldman Sachs	1,349,345	(1,349,345)	–	–
JPMorgan Chase Bank	5,924,750	(2,791,128)	(2,943,598)	190,024
UBS AG	2,532,033	(2,415,862)	–	116,171
	$11,192,977	$(7,943,184)	$(2,943,598)	$306,195

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	2,631,643	$(1,386,849)	$(1,244,794)	$–
Goldman Sachs	2,093,181	(1,349,345)	(743,836)	–
JPMorgan Chase Bank	2,791,128	(2,791,128)	–	–
UBS AG	2,415,862	(2,415,862)	–	–
	$9,931,814	$(7,943,184)	$(1,988,630)	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$42,619	$(42,619)	$–	$–
Goldman Sachs	48,136	(48,136)	–	–
JPMorgan Chase Bank	190,147	(144,566)	–	45,581
UBS AG	69,829	(69,829)	–	–
	$350,731	$(305,150)	$–	$45,581

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	77,030	$(42,619)	$–	$34,411
Goldman Sachs	100,896	$(48,136)	(52,760)	–
JPMorgan Chase Bank	144,566	(144,566)	–	–
UBS AG	101,659	(69,829)	(31,830)	–
	$424,151	$(305,150)	$(84,590)	$34,411

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund or First Eagle Core Plus Municipal Fund(the “Municipal Funds”). Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short- term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Municipal Funds generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Municipal Funds, as holders of the Inverse Floaters, are paid the residual cash flow from the underlying security.

Accordingly, the Inverse Floaters provide the Municipal Funds with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Municipal Funds, and as short- term interest rates decline, Inverse Floaters produce more income for the Municipal Funds. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Municipal Funds could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Municipal Funds’ investments in Inverse Floaters could negatively impact the Municipal Funds’ performance and yield, especially when those Inverse Floaters provide the Municipal Funds with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Municipal Funds may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Municipal Fund’s Portfolio of Investments as “All or portion of principal amount transferred to a Issuer in exchange for TOB residuals and cash.” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

As of January 31, 2026, the aggregate value of Floaters issued by the Funds’ TOB Trusts were as follows:

Floating Rate
Obligations:
First Eagle High Yield Municipal Fund	$1,241,340,000
First Eagle Short Duration High Yield Municipal Fund	46,680,000
First Eagle Core Plus Municipal Fund	800,000

For the period ended January 31, 2026, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

	Average Floating	Average Annual
	Rate Obligations	Interest Rate
	Outstanding	and Fees
First Eagle High Yield Municipal Fund	$1,190,154,185	2.89%
First Eagle Short Duration High Yield Municipal Fund	35,292,283	2.60
First Eagle Core Plus Municipal Fund(1)	660,678	2.06

(1)	Average Floating Rate Obligation Outstanding is for period ended January 31, 2026, beginning December 4, 2025, when the Fund began investing in TOB transactions; and the Average Annual Interest Rate and Fees is for period ended January 31, 2026, beginning December 18, 2025, when the Fund’s first TOB settled.

e)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of January 31, 2026, portfolio securities valued at $32,767,119 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended January 31, 2026, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	4,321

At January 31, 2026, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity — Written options	$—	$2,286,270	$527,098	$(1,301,247)

f)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

g)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

h)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

i)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.